UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Millennial Consumer ETF

Ticker: MILN

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$24	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$97,426,911	82	$256,152	10.92%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.3%
Singapore	3.4%
United States	96.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	3.5%
Alphabet, Cl A	3.5%
Amazon.com	3.4%
Carvana, Cl A	3.3%
Sea ADR	3.1%
NIKE, Cl B	3.1%
Airbnb, Cl A	3.0%
DoorDash, Cl A	3.0%
Spotify Technology	3.0%
Starbucks	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/miln

GX-SA-MILN-2026

Global X Funds

Global X Aging Population ETF

Ticker: AGNG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$24	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$81,821,249	84	$201,969	9.18%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.2%
Italy	0.4%
France	0.7%
Germany	0.9%
Canada	1.0%
South Korea	2.1%
Belgium	3.4%
United Kingdom	3.7%
China	3.7%
Switzerland	5.8%
Denmark	5.9%
Japan	6.5%
United States	64.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Novo Nordisk, Cl B	3.8%
Eli Lilly	3.6%
Edwards Lifesciences	3.4%
Roche Holding	3.2%
AbbVie	3.2%
Welltower	3.1%
Ventas	3.0%
Merck	3.0%
Bristol-Myers Squibb	3.0%
Amgen	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/agng

GX-SA-AGNG-2026

Global X Funds

Global X FinTech ETF

Ticker: FINX

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$32	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$195,595,535	81	$732,227	16.32%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.6%
Other Countries	1.4%
Israel	0.8%
Brazil	0.8%
South Korea	0.8%
Italy	0.9%
Switzerland	1.1%
Cayman Islands	1.4%
Australia	1.4%
New Zealand	1.6%
United Kingdom	3.5%
Netherlands	4.5%
United States	81.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Robinhood Markets, Cl A	6.8%
Block, Cl A	6.6%
PayPal Holdings	5.5%
Coinbase Global, Cl A	5.4%
Fiserv	5.2%
Adyen	4.5%
Circle Internet Group, Cl A	4.3%
Intuit	4.2%
SoFi Technologies	4.1%
Affirm Holdings, Cl A	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/finx/

GX-SA-FINX-2026

Global X Funds

Global X Internet of Things ETF

Ticker: SNSR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$41	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$251,405,981	76	$703,647	7.88%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.8%
Other Countries	2.1%
France	1.0%
Sweden	1.3%
Norway	1.4%
Austria	1.4%
Netherlands	1.7%
Japan	1.9%
China	2.1%
Switzerland	2.5%
Singapore	9.4%
Taiwan	11.0%
United States	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
STMicroelectronics	9.4%
Lattice Semiconductor	6.2%
Rambus	4.9%
Dexcom	4.7%
Garmin	4.4%
Advantech	4.2%
Samsara, Cl A	3.9%
MediaTek	3.7%
Skyworks Solutions	3.6%
QUALCOMM	2.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/snsr/

GX-SA-SNSR-2026

Global X Funds

Global X Robotics & Artificial Intelligence ETF

Ticker: BOTZ

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,743,088,300	69	$11,308,650	29.35%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Repurchase Agreements	2.7%
France	0.3%
Canada	0.6%
Finland	0.7%
Norway	1.0%
United Kingdom	1.1%
South Korea	3.7%
Switzerland	9.5%
China	21.8%
Japan	30.0%
United States	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keyence	9.3%
ABB	9.0%
FANUC	9.0%
NVIDIA	8.3%
Intuitive Surgical	6.1%
Shenzhen Inovance Technology, Cl A	4.3%
SMC	4.0%
Daifuku	3.5%
RoboTechnik Intelligent Technology, Cl A	2.7%
Yaskawa Electric	2.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/botz/

GX-SA-BOTZ-2026

Global X Funds

Global X U.S. Infrastructure Development ETF

Ticker: PAVE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$25	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$13,540,058,544	101	$27,444,506	5.15%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Consumer Discretionary	0.7%
Information Technology	1.1%
Utilities	3.1%
Materials	20.5%
Industrials	74.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Quanta Services	4.2%
CSX	3.5%
Eaton PLC	3.3%
Howmet Aerospace	3.3%
Trane Technologies PLC	3.2%
Union Pacific	3.1%
Nucor	3.1%
Rockwell Automation	2.9%
Norfolk Southern	2.9%
United Rentals	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pave

GX-SA-PAVE-2026

Global X Funds

Global X Autonomous & Electric Vehicles ETF

Ticker: DRIV

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$41	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$477,035,082	82	$1,242,033	12.46%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.8%
Other Countries	1.7%
France	2.0%
Singapore	2.2%
Canada	2.6%
Germany	3.1%
Taiwan	3.3%
Netherlands	3.7%
Australia	4.9%
South Korea	5.3%
China	9.4%
Japan	11.3%
United States	50.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Intel	5.0%
QUALCOMM	2.9%
NVIDIA	2.7%
Alphabet, Cl A	2.6%
WNC	2.5%
Infineon Technologies	2.3%
Tesla	2.3%
Microsoft	2.2%
STMicroelectronics	2.2%
Nebius Group, Cl A	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/driv

GX-SA-DRIV-2026

Global X Funds

Global X Artificial Intelligence & Technology ETF

Ticker: AIQ

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$40	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,862,855,259	91	$27,102,922	9.95%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.6%
Other Countries	0.3%
Switzerland	0.2%
Sweden	0.3%
Netherlands	0.8%
Finland	0.9%
Japan	1.5%
Canada	1.7%
China	4.1%
Germany	4.2%
Taiwan	4.8%
South Korea	11.9%
United States	69.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SK hynix	7.1%
Micron Technology	5.8%
Advanced Micro Devices	4.8%
Samsung Electronics	4.8%
Intel	4.2%
Cisco Systems	3.8%
Broadcom	3.2%
Taiwan Semiconductor Manufacturing ADR	3.0%
Oracle	3.0%
Apple	3.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aiq/

GX-SA-AIQ-2026

Global X Funds

Global X Genomics & Biotechnology ETF

Ticker: GNOM

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,262,437	57	$129,572	16.51%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.9%
Australia	0.4%
Netherlands	1.6%
United Kingdom	1.8%
China	1.9%
Germany	3.4%
Switzerland	3.9%
United States	86.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Guardant Health	5.6%
Illumina	4.8%
Natera	4.2%
BioMarin Pharmaceutical	4.1%
Arrowhead Pharmaceuticals	4.1%
Legend Biotech ADR	4.0%
Praxis Precision Medicines	4.0%
Twist Bioscience	4.0%
Vertex Pharmaceuticals	3.9%
CRISPR Therapeutics	3.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gnom/

GX-SA-GNOM-2026

Global X Funds

Global X Cloud Computing ETF

Ticker: CLOU

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$268,750,604	39	$793,739	21.18%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.2%
Japan	0.3%
Israel	2.2%
China	2.5%
Canada	3.3%
United States	91.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Snowflake, Cl A	6.3%
Datadog, Cl A	6.3%
DigitalOcean Holdings	5.5%
Akamai Technologies	4.9%
ServiceNow	4.8%
Twilio, Cl A	4.4%
Workday, Cl A	4.0%
Cloudflare, Cl A	4.0%
Paycom Software	3.7%
Salesforce	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clou/

GX-SA-CLOU-2026

Global X Funds

Global X Cybersecurity ETF

Ticker: BUG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,174,412,219	38	$2,285,704	21.20%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%Footnote Reference**
Repurchase Agreements	1.2%
South Korea	0.7%
Taiwan	0.9%
United Kingdom	1.1%
Japan	5.1%
Israel	6.1%
United States	86.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Okta, Cl A	7.5%
Crowdstrike Holdings, Cl A	7.3%
Fortinet	7.3%
Palo Alto Networks	7.0%
Akamai Technologies	6.5%
SailPoint	5.5%
Rubrik, Cl A	4.9%
Zscaler	4.8%
Tenable Holdings	4.5%
Gen Digital	4.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bug/

GX-SA-BUG-2026

Global X Funds

Global X Dorsey Wright Thematic ETF

Ticker: GXDW

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Dorsey Wright Thematic ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxdw/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dorsey Wright Thematic ETF	$28	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,514,071	12	$19,640	124.20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	100.1%
Repurchase Agreements	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Blockchain ETFFootnote Reference**	21.7%
Global X Artificial Intelligence & Technology ETFFootnote Reference**	21.0%
Global X Hydrogen ETFFootnote Reference**	21.0%
Global X Data Center & Digital Infrastructure ETFFootnote Reference**	19.1%
Global X Lithium & Battery Tech ETFFootnote Reference**	17.3%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxdw/

GX-SA-GXDW-2026

Global X Funds

Global X Video Games & Esports ETF

Ticker: HERO

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$23	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$64,565,526	49	$223,747	14.88%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	7.7%
Singapore	0.4%
Sweden	2.6%
France	3.1%
Poland	4.6%
Taiwan	5.5%
South Korea	12.8%
China	17.9%
United States	25.2%
Japan	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Electronic Arts	7.2%
Take-Two Interactive Software	6.8%
NetEase ADR	6.5%
Krafton	5.7%
International Games System	5.5%
Unity Software	5.4%
Nintendo	4.9%
Konami Group	4.8%
Square Enix Holdings	4.7%
CD Projekt	4.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hero/

GX-SA-HERO-2026

Global X Funds

Global X HealthTech ETF

Ticker: HEAL

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X HealthTech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/heal/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X HealthTech ETF	$22	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,041,461	41	$83,571	9.49%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	4.5%
South Korea	0.6%
Sweden	0.8%
China	2.7%
Denmark	3.1%
Netherlands	4.1%
Australia	5.6%
United States	82.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dexcom	4.9%
IQVIA Holdings	4.7%
Oscar Health, Cl A	4.6%
GE HealthCare Technologies	4.2%
Veeva Systems, Cl A	4.1%
Koninklijke Philips	4.1%
Masimo	4.1%
Pro Medicus	3.9%
Hims & Hers Health	3.9%
ResMed	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/heal/

GX-SA-HEAL-2026

Global X Funds

Global X ClimateTech ETF

Ticker: CTEC

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X ClimateTech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X ClimateTech ETF	$30	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,813,196	47	$70,320	14.32%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	8.5%
Switzerland	1.2%
Canada	2.1%
Sweden	3.6%
United Kingdom	4.7%
Germany	5.0%
Denmark	5.2%
Taiwan	5.4%
South Korea	11.2%
China	14.4%
United States	47.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	8.3%
Samsung SDI	7.7%
First Solar	7.0%
Nextpower, Cl A	6.1%
Contemporary Amperex Technology, Cl H	5.5%
Enphase Energy	5.5%
Vestas Wind Systems	5.2%
Plug Power	3.7%
Nibe Industrier, Cl B	3.6%
QuantumScape, Cl A	3.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ctec/

GX-SA-CTEC-2026

Global X Funds

Global X Data Center & Digital Infrastructure ETF

Ticker: DTCR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$31	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,154,213,984	32	$3,023,782	17.06%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.5%
Hong Kong	0.6%
Taiwan	2.1%
Singapore	3.5%
South Korea	4.7%
Australia	6.2%
China	7.7%
United States	75.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix	12.2%
Digital Realty Trust	10.9%
American Tower	9.6%
Crown Castle	7.1%
NEXTDC	5.3%
SK hynix	4.7%
Applied Digital	4.5%
Micron Technology	4.4%
Marvell Technology	3.8%
SBA Communications, Cl A	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dtcr/

GX-SA-DTCR-2026

Global X Funds

Global X Clean Water ETF

Ticker: AQWA

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,851,395	40	$64,101	17.32%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Saudi Arabia	0.7%
Brazil	1.2%
Singapore	1.2%
South Korea	1.9%
Japan	5.3%
China	6.7%
United Kingdom	11.0%
United States	72.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
American Water Works	8.2%
Ferguson Enterprises	7.7%
Xylem	7.6%
United Utilities Group PLC	6.5%
Pentair PLC	6.2%
Watts Water Technologies, Cl A	4.6%
Essential Utilities	4.6%
Severn Trent PLC	4.5%
Core & Main, Cl A	4.2%
Zurn Elkay Water Solutions	4.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aqwa

GX-SA-AQWA-2026

Global X Funds

Global X AgTech & Food Innovation ETF

Ticker: KROP

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,169,687	35	$18,536	18.73%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	8.3%
Other Countries	0.7%
Indonesia	0.3%
Malaysia	0.3%
Philippines	0.3%
Saudi Arabia	0.4%
Mexico	1.4%
Australia	3.1%
Germany	4.0%
China	11.5%
Japan	11.8%
Canada	12.4%
United States	53.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kubota	11.8%
Deere	11.8%
Nutrien	11.7%
Corteva	11.7%
AGCO	4.5%
Lindsay	4.5%
CNH Industrial	4.5%
FMC	4.4%
Yuan Longping High-tech Agriculture, Cl A	4.3%
Hebei Yangyuan Zhihui Beverage, Cl A	4.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krop/

GX-SA-KROP-2026

Global X Funds

Global X Blockchain ETF

Ticker: BKCH

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$389,687,184	42	$754,267	25.95%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	4.6%
Hong Kong	0.2%
Germany	0.6%
Canada	1.6%
China	1.8%
Cayman Islands	1.8%
Israel	2.3%
Australia	12.6%
United States	79.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
IREN	12.6%
Circle Internet Group, Cl A	11.3%
Coinbase Global, Cl A	9.5%
BitMine Immersion Technologies	6.3%
Hut 8	5.9%
Riot Platforms	5.2%
Cleanspark	5.2%
Applied Digital	4.9%
Cipher Digital	4.7%
Core Scientific	4.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bkch/

GX-SA-BKCH-2026

Global X Funds

Global X Hydrogen ETF

Ticker: HYDR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$37	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$167,863,835	32	$188,871	38.97%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	3.7%
Singapore	0.6%
Japan	1.9%
Sweden	3.1%
China	3.8%
Germany	4.8%
Norway	5.1%
Canada	6.0%
South Korea	19.6%
United Kingdom	20.2%
United States	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Doosan Fuel Cell	12.2%
Plug Power	11.8%
Bloom Energy, Cl A	11.7%
Ceres Power Holdings PLC	9.9%
Ballard Power Systems	6.0%
ITM Power PLC	5.2%
NEL	5.1%
SFC Energy	4.8%
FuelCell Energy	4.3%
Vina Tech	4.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hydr/

GX-SA-HYDR-2026

Global X Funds

Global X Defense Tech ETF

Ticker: SHLD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,097,428,298	58	$17,853,076	12.54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.2%
Other Countries	0.9%
Turkey	0.6%
Australia	0.7%
Norway	2.1%
Sweden	3.3%
Italy	3.6%
Israel	3.7%
France	4.7%
Germany	5.9%
United Kingdom	6.0%
South Korea	6.3%
United States	62.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Palantir Technologies, Cl A	8.8%
RTX	7.8%
Northrop Grumman	7.8%
General Dynamics	7.8%
Lockheed Martin	7.7%
Rheinmetall	4.6%
BAE Systems PLC	4.4%
L3Harris Technologies	4.4%
Leonardo	3.6%
Hanwha Aerospace	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/shld/

GX-SA-SHLD-2026

Global X Funds

Global X Infrastructure Development ex-U.S. ETF

Ticker: IPAV

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$30	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,438,944	100	$13,808	22.63%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	16.5%
Mexico	3.1%
Luxembourg	3.1%
Germany	3.2%
China	3.3%
Spain	3.5%
Italy	4.5%
France	6.3%
United States	7.5%
Canada	7.6%
South Korea	8.8%
Japan	12.7%
India	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Shin-Etsu Chemical	3.3%
Heidelberg Materials	3.2%
Holcim	3.1%
ArcelorMittal	3.1%
Larsen & Toubro	3.1%
Canadian National Railway	3.1%
Canadian Pacific Kansas City	3.0%
Vinci	3.0%
Ferrovial	3.0%
Prysmian	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ipav

GX-SA-IPAV-2026

Global X Funds

Global X AI Semiconductor & Quantum ETF

Ticker: CHPX

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X AI Semiconductor & Quantum ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chpx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AI Semiconductor & Quantum ETF	$36	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,244,865	38	$109,370	35.21%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
France	0.0%Footnote Reference**
Canada	0.3%
South Korea	5.1%
Netherlands	5.1%
Taiwan	15.9%
United States	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Micron Technology	12.1%
Broadcom	10.1%
Taiwan Semiconductor Manufacturing ADR	9.7%
NVIDIA	9.2%
SK hynix	5.1%
ARM Holdings PLC ADR	4.9%
Advanced Micro Devices	4.7%
QUALCOMM	4.4%
Cisco Systems	4.2%
MediaTek	4.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chpx

GX-SA-CHPX-2026

Global X Funds

Global X Space Tech ETF

Ticker: ORBX

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Space Tech ETF (the "Fund") for the period from April 14, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/orbx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Space Tech ETF	$8	0.50%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,590,132	38	$11,724	15.31%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	22.1%
Other Countries	0.2%
Singapore	0.5%
Poland	0.6%
Sweden	0.7%
United Kingdom	1.2%
Israel	1.4%
South Korea	1.8%
Italy	2.3%
Luxembourg	4.4%
Canada	4.6%
Japan	4.8%
United States	77.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	22.1%
Rocket Lab	19.5%
Planet Labs PBC	10.6%
AST SpaceMobile, Cl A	9.9%
Redwire	5.7%
Intuitive Machines, Cl A	4.7%
Viasat	4.5%
SES, Cl A	4.4%
Iridium Communications	4.4%
MDA Space	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/orbx

GX-SA-ORBX-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Millennial Consumer ETF (ticker: MILN)

Global X Aging Population ETF (ticker: AGNG)

Global X FinTech ETF (ticker: FINX)

Global X Internet of Things ETF (ticker: SNSR)

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)

Global X U.S. Infrastructure Development ETF (ticker: PAVE)

Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)

Global X Artificial Intelligence & Technology ETF (ticker: AIQ)

Global X Genomics & Biotechnology ETF (ticker: GNOM)

Global X Cloud Computing ETF (ticker: CLOU)

Global X Cybersecurity ETF (ticker: BUG)

Global X Dorsey Wright Thematic ETF (ticker: GXDW)

Global X Video Games & Esports ETF (ticker: HERO)

Global X HealthTech ETF (ticker: HEAL)

Global X ClimateTech ETF (formerly, Global X Clean Tech ETF) (ticker: CTEC)

Global X Data Center & Digital Infrastructure ETF (ticker: DTCR)

Global X Clean Water ETF (ticker: AQWA)

Global X AgTech & Food Innovation ETF (ticker: KROP)

Global X Blockchain ETF (ticker: BKCH)

Global X Hydrogen ETF (ticker: HYDR)

Global X Defense Tech ETF (ticker: SHLD)

Global X Infrastructure Development ex-U.S. ETF (ticker: IPAV)

Global X AI Semiconductor & Quantum ETF (ticker: CHPX)

Global X Space Tech ETF (ticker: ORBX)

Semi-Annual Financials and Other Information

May 31, 2026

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 100.0%
SINGAPORE — 3.4%
Communication Services — 0.3%
Grindr *	23,878	$298,475

Consumer Discretionary — 3.1%
Sea ADR *	33,501	3,032,846

TOTAL SINGAPORE		3,331,321
UNITED STATES — 96.6%
Communication Services — 16.6%
Alphabet, Cl A	9,018	3,429,906
Cargurus, Cl A *	8,321	248,465
Cars.com *	31,422	323,018
Meta Platforms, Cl A	4,556	2,881,716
Netflix *	28,055	2,413,291
Snap, Cl A *	82,857	473,113
Spotify Technology *	5,883	2,927,851
TripAdvisor *	24,917	278,572
Walt Disney	28,690	2,921,503
Yelp, Cl A *	11,197	255,292
		16,152,727
Consumer Discretionary — 49.5%
Abercrombie & Fitch, Cl A *	2,751	212,432
Airbnb, Cl A *	22,166	2,954,950
Amazon.com *	12,253	3,316,152
AutoNation *	2,004	376,191
Booking Holdings	16,212	2,714,375
Capri Holdings *	14,454	267,544
CarMax *	8,189	365,393
Carter’s	7,772	299,922
Carvana, Cl A *	43,785	3,196,305
Chipotle Mexican Grill, Cl A *	83,616	2,664,006
Columbia Sportswear	4,871	322,363
Coursera *	51,125	275,564
Dick’s Sporting Goods	3,775	859,077
DoorDash, Cl A *	18,525	2,950,847
eBay	25,871	2,826,924
Etsy *	5,557	377,432
Expedia Group	6,757	1,525,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Gap	21,515	$455,042
Graham Holdings, Cl B	260	285,295
Grand Canyon Education *	1,704	255,344
Home Depot	8,423	2,671,270
Laureate Education, Cl A *	8,588	274,730
Life Time Group Holdings *	12,809	423,722
Lowe’s	11,541	2,473,929
Lululemon Athletica *	6,380	836,928
NIKE, Cl B	65,069	3,008,140
Peloton Interactive, Cl A *	60,401	386,566
Perdoceo Education	8,019	259,655
Planet Fitness, Cl A *	4,600	246,146
SharkNinja *	8,157	994,257
Starbucks	29,514	2,926,608
Strategic Education	3,472	266,476
Stride *	3,168	292,660
Sweetgreen, Cl A *	51,034	508,299
TJX	17,252	2,669,747
Under Armour, Cl A *	45,662	268,036
Universal Technical Institute *	8,057	301,412
Urban Outfitters *	4,942	359,036
VF	22,595	388,182
Victoria’s Secret *	5,591	307,505
Wayfair, Cl A *	6,293	454,732
Williams-Sonoma	6,873	1,399,137
		48,217,994
Consumer Staples — 4.6%
Celsius Holdings *	14,840	493,727
Costco Wholesale	2,771	2,649,963
Maplebear *	13,895	553,021
Natural Grocers by Vitamin Cottage	10,728	314,974
Sprouts Farmers Market *	5,458	450,940
		4,462,625
Financials — 9.0%
Block, Cl A *	31,132	2,357,315
Fiserv *	30,883	1,746,743
LendingClub *	19,212	342,934

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nelnet, Cl A	2,154	$281,248
PayPal Holdings	53,167	2,379,223
SLM	13,354	295,390
SoFi Technologies *	73,644	1,341,794
		8,744,647
Health Care — 0.8%
Hims & Hers Health *(A)	14,496	379,070
Omada Health Inc *	23,898	429,447
		808,517
Industrials — 3.6%
Avis Budget Group *	2,042	359,065
Lyft, Cl A *	22,990	324,389
Uber Technologies *	39,869	2,806,778
		3,490,232
Information Technology — 6.2%
Apple	10,995	3,431,100
Intuit	7,916	2,624,391
		6,055,491
Real Estate — 6.3%
AvalonBay Communities ‡	8,084	1,475,411
Camden Property Trust ‡	5,968	635,950
Centerspace ‡	4,608	310,948
Equity Residential ‡	21,787	1,425,959
Independence Realty Trust ‡	18,733	304,037
Invitation Homes ‡	35,166	1,028,605
UDR ‡	18,961	699,661
Zillow Group, Cl A *	7,043	249,040
		6,129,611
TOTAL UNITED STATES		94,061,844
TOTAL COMMON STOCK (Cost $108,322,316)		97,393,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.580% (Cost $278,824)	278,824	$278,824
TOTAL INVESTMENTS — 100.3% (Cost $108,601,140)		$97,671,989

Percentages are based on Net Assets of $97,426,911.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $280,433.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $278,824. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.3%
Health Care — 0.3%
Cochlear	3,765	$272,247

BELGIUM — 3.4%
Health Care — 2.9%
UCB	7,976	2,342,734

Real Estate — 0.5%
Aedifica ‡	4,817	397,983

TOTAL BELGIUM		2,740,717
CANADA — 1.0%
Health Care — 1.0%
Chartwell Retirement Residences, Cl Trust Units	18,672	273,801
Extendicare	11,852	279,017
Sienna Senior Living	15,185	233,471

TOTAL CANADA		786,289
CHINA — 3.7%
Health Care — 3.7%
AK Medical Holdings	283,689	211,751
Beijing Chunlizhengda Medical Instruments, Cl H	149,250	180,340
Hansoh Pharmaceutical Group	349,443	1,401,803
InnoCare Pharma, Cl H *	131,000	194,392
Jiangsu Hengrui Pharmaceuticals, Cl H	29,600	227,361
Lepu Biopharma, Cl H *	345,000	187,524
Lifetech Scientific *	1,038,792	220,021
Luye Pharma Group *	695,624	192,603
Microport Scientific *	218,502	209,653

TOTAL CHINA		3,025,448
DENMARK — 5.9%
Consumer Discretionary — 0.3%
GN Store Nord *	16,978	260,490

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 5.6%
Demant *	12,397	$484,320
Genmab *	3,726	991,381
Novo Nordisk, Cl B	67,891	3,105,518
		4,581,219
TOTAL DENMARK		4,841,709
FRANCE — 0.7%
Health Care — 0.7%
Clariane *	57,561	281,178
Emeis *	15,663	272,343

TOTAL FRANCE		553,521
GERMANY — 0.9%
Health Care — 0.9%
Fresenius Medical Care	16,934	734,921

ITALY — 0.4%
Health Care — 0.4%
Amplifon	23,225	292,166

JAPAN — 6.5%
Health Care — 6.5%
Astellas Pharma	104,609	1,500,235
Chugai Pharmaceutical	45,915	2,276,281
Nipro	24,549	265,399
Terumo	85,565	1,290,543

TOTAL JAPAN		5,332,458
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	202,445	273,920

SOUTH KOREA — 2.1%
Health Care — 2.1%
Celltrion	13,398	1,714,980

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	2,343	$273,418

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	43,842	254,982

SWITZERLAND — 5.8%
Health Care — 5.8%
Medacta Group	1,337	245,036
Sandoz Group	25,507	2,141,498
Sonova Holding	3,457	918,504
Straumann Holding	9,223	1,118,068
Ypsomed Holding	788	353,382

TOTAL SWITZERLAND		4,776,488
UNITED KINGDOM — 3.7%
Health Care — 3.7%
AstraZeneca	12,330	2,289,311
Smith & Nephew PLC	49,312	738,480

TOTAL UNITED KINGDOM		3,027,791
UNITED STATES — 64.4%
Health Care — 56.4%
AbbVie	11,869	2,584,119
ACADIA Pharmaceuticals *	11,223	243,090
Agios Pharmaceuticals *	7,695	226,233
Alcon	28,830	1,922,369
Alphatec Holdings *	22,882	177,335
Amgen	7,123	2,398,955
BeOne Medicines ADR *	6,362	1,831,747
Boston Scientific *	41,335	1,996,894
Bristol-Myers Squibb	42,594	2,435,525
Brookdale Senior Living *	18,355	236,229
CG oncology *	4,873	303,539
DaVita *	3,855	749,258
Dexcom *	22,316	1,645,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	31,927	$2,760,728
Eli Lilly	2,652	2,930,460
Embecta	28,422	96,066
Ensign Group	3,354	562,298
Exelixis *	14,988	756,594
Glaukos *	3,368	348,083
Halozyme Therapeutics *	6,843	455,333
Incyte *	11,515	1,113,961
Insulet *	4,082	591,645
Integer Holdings *	2,923	261,258
Johnson & Johnson	10,447	2,354,023
LivaNova PLC *	3,997	294,979
MannKind *	98,947	373,030
Medtronic PLC	28,814	2,126,761
Merck	20,617	2,447,650
Merit Medical Systems *	3,690	232,691
National HealthCare	1,426	262,983
Neurocrine Biosciences *	5,792	916,874
Novocure *	23,028	392,397
Regeneron Pharmaceuticals	3,299	2,028,159
Roche Holding	6,099	2,627,406
Sonida Senior Living *	7,753	274,069
Stryker	7,469	2,278,717
Teleflex	2,551	328,161
Theravance Biopharma *	15,305	245,798
United Therapeutics *	2,537	1,412,652
Zimmer Biomet Holdings	11,291	929,588
		46,153,239
Real Estate — 8.0%
LTC Properties ‡	6,374	238,452
National Health Investors ‡	2,928	214,593
Omega Healthcare Investors ‡	17,057	797,585
Sabra Health Care REIT ‡	14,551	289,420
Ventas ‡	29,677	2,505,332

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	12,218	$2,508,722
		6,554,104
TOTAL UNITED STATES		52,707,343
TOTAL COMMON STOCK (Cost $81,310,096)		81,608,398
TOTAL INVESTMENTS — 99.7% (Cost $81,310,096)		$81,608,398

Percentages are based on Net Assets of $81,821,249.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.4%
Financials — 1.3%
HUB24	28,506	$1,704,392
Zip *	442,272	731,896
		2,436,288
Information Technology — 0.1%
IRESS	64,645	279,538

TOTAL AUSTRALIA		2,715,826
BRAZIL — 0.8%
Financials — 0.8%
Pagseguro Digital, Cl A	59,071	552,314
StoneCo, Cl A	88,189	1,009,764

TOTAL BRAZIL		1,562,078
CAYMAN ISLANDS — 1.4%
Financials — 1.4%
Bullish *(A)	52,193	1,822,058
Webull *(A)	144,759	926,457

TOTAL CAYMAN ISLANDS		2,748,515
CHINA — 0.8%
Financials — 0.7%
Chaince Digital Holdings *	24,201	199,174
Lianlian DigiTech, Cl H *	160,500	103,213
Lufax Holding ADR *	288,661	476,290
OSL Group *(A)	310,400	435,655
Yeahka *(A)	159,700	115,739
		1,330,071
Information Technology — 0.1%
Linklogis, Cl B (A)	648,500	167,971

TOTAL CHINA		1,498,042
GERMANY — 0.1%
Financials — 0.1%
Hypoport *	2,390	242,506

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.8%
Financials — 0.3%
Etoro Group, Cl A *(A)	16,355	$686,583

Information Technology — 0.5%
Nayax *(A)	12,609	973,746

TOTAL ISRAEL		1,660,329
ITALY — 0.9%
Financials — 0.9%
Nexi (A)	407,978	1,671,085

NETHERLANDS — 4.5%
Financials — 4.5%
Adyen *	7,948	8,711,979

NEW ZEALAND — 1.6%
Information Technology — 1.6%
Xero *	59,173	3,200,370

SOUTH KOREA — 0.8%
Financials — 0.8%
Kakaopay *	46,638	1,440,610
NHN KCP	13,816	164,380

TOTAL SOUTH KOREA		1,604,990
SWITZERLAND — 1.1%
Information Technology — 1.1%
Temenos	24,924	2,154,753

TAIWAN — 0.2%
Financials — 0.2%
Green World FinTech Service	63,000	86,982
LINE Pay Taiwan	25,000	209,494

TOTAL TAIWAN		296,476

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 3.5%
Financials — 3.5%
Klarna Group PLC *(A)	130,751	$2,391,436
Wise Group, Cl A *	356,821	4,492,307

TOTAL UNITED KINGDOM		6,883,743
UNITED STATES — 81.7%
Financials — 55.2%
Affirm Holdings, Cl A *	101,280	7,459,272
Bakkt, Cl A *(A)	10,588	115,091
Block, Cl A *	169,767	12,854,757
Coinbase Global, Cl A *	55,603	10,510,635
Fidelity National Information Services	169,601	7,291,147
Fiserv *	179,119	10,130,971
Flywire *	41,326	662,869
Galaxy Digital, Cl A *	66,339	1,962,308
Gemini Space Station, Cl A *(A)	14,707	77,506
Global Payments	97,093	7,331,492
Jack Henry & Associates	25,014	3,409,908
Lemonade *	26,456	1,534,448
LendingClub *	39,889	712,019
LendingTree *	4,740	181,068
Paymentus Holdings, Cl A *	21,767	511,307
Payoneer Global *	119,410	620,932
PayPal Holdings	240,092	10,744,117
Paysafe *	19,900	153,827
Priority Technology Holdings *(A)	28,201	180,204
Repay Holdings, Cl A *	28,096	109,012
Robinhood Markets, Cl A *	141,989	13,389,563
Sezzle *(A)	11,704	1,382,828
Shift4 Payments, Cl A *(A)	28,096	1,251,958
SoFi Technologies *	442,332	8,059,289
Toast, Cl A *	181,492	4,724,237
Upstart Holdings *(A)	33,960	1,147,508
Virtu Financial, Cl A	30,044	1,506,707
		108,014,980
Health Care — 1.4%
HealthEquity *	29,632	2,607,320

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.9%
SS&C Technologies Holdings	83,763	$5,655,678

Information Technology — 22.2%
ACI Worldwide *	35,191	1,536,791
American Bitcoin, Cl A *	67,676	76,474
BILL Holdings *	34,277	1,268,935
Blend Labs, Cl A *	88,656	158,694
Cipher Digital *(A)	140,312	3,318,379
Circle Internet Group, Cl A *(A)	75,090	8,485,170
Core Scientific *(A)	109,216	2,932,450
Exodus Movement, Cl A *	3,646	25,960
Guidewire Software *	29,442	4,494,910
Hut 8 *	38,574	4,827,245
Intuit	24,491	8,119,501
Keel Infrastructure *(A)	195,902	1,112,723
MARA Holdings *(A)	131,699	1,893,832
Mitek Systems *	15,697	269,674
nCino *	39,727	638,810
Pagaya Technologies, Cl A *	24,676	373,101
Riot Platforms *	131,308	3,559,760
Vertex, Cl A *	26,950	359,782
		43,452,191
TOTAL UNITED STATES		159,730,169
URUGUAY — 0.3%
Financials — 0.3%
Dlocal, Cl A	57,345	680,112

TOTAL COMMON STOCK (Cost $264,905,797)		195,360,973

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 2.6%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,208,608 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $50 - $94,387, 0.000% - 6.125%, 06/09/2026 – 05/15/2056, with a total market value of $1,229,141)	$1,208,237	$1,208,237
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,136,085 (collateralized by various U.S. Treasury Obligations, ranging in par value $451 - $301,470, 1.500% - 6.500%, 05/01/2031 – 05/01/2056, with a total market value of $1,154,159)	1,135,742	1,135,742
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $237,010 (collateralized by various U.S. Government Obligations, ranging in par value $82,254 - $165,351, 4.250% - 4.625%, 05/15/2039 – 02/15/2040, with a total market value of $240,328)	236,939	236,939
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,136,086 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $25,869 - $714,338, 4.174% - 6.379%, 08/01/2035 – 08/01/2055, with a total market value of $1,154,260)	1,135,742	1,135,742
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $216,602 (collateralized by various U.S. Government Obligations, ranging in par value $118 - $43,315, 0.000% - 7.500%, 07/15/2026 – 02/15/2056, with a total market value of $220,545)	216,537	216,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $72,517 (collateralized by various U.S. Government Obligations, ranging in par value $444 - $40,888, 0.000% - 4.625%, 02/15/2034 – 08/15/2046, with a total market value of $73,939)	$72,495	$72,495
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,136,085 (collateralized by various U.S. Treasury Obligations, ranging in par value $302 - $371,067, 2.000% - 6.500%, 04/01/2039 – 05/01/2056, with a total market value of $1,154,064)	1,135,742	1,135,742
TOTAL REPURCHASE AGREEMENTS (Cost $5,141,434)		5,141,434
TOTAL INVESTMENTS — 102.5% (Cost $270,047,231)		$200,502,407

Percentages are based on Net Assets of $195,595,535.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $17,386,660.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $5,141,434. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $12,322,304.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X FinTech ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,360,973	$—	$—	$195,360,973
Repurchase Agreements	—	5,141,434	—	5,141,434
Total Investments in Securities	$195,360,973	$5,141,434	$—	$200,502,407

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.6%
Information Technology — 0.6%
Catapult Sports *	239,578	$580,910
Weebit Nano *	170,195	887,804

TOTAL AUSTRALIA		1,468,714
AUSTRIA — 1.4%
Information Technology — 1.4%
ams-OSRAM *	78,065	2,012,196
Kontron (A)	51,733	1,404,210

TOTAL AUSTRIA		3,416,406
CANADA — 0.6%
Information Technology — 0.6%
BlackBerry *	160,778	1,447,002

CHINA — 2.1%
Consumer Discretionary — 0.5%
PATEO CONNECT Technology Shanghai, Cl H *	55,600	1,427,351

Information Technology — 1.6%
InnoScience Suzhou Technology Holding, Cl H *(A)	410,500	3,721,390
Zepp Health ADR *	30,409	248,138
		3,969,528
TOTAL CHINA		5,396,879
FRANCE — 1.0%
Industrials — 1.0%
Legrand	14,208	2,448,054

JAPAN — 1.9%
Industrials — 0.2%
Idec	28,514	620,648

Information Technology — 1.7%
Nippon Ceramic	24,183	605,373

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Optex Group	30,646	$820,101
Renesas Electronics	100,951	2,853,694
		4,279,168
TOTAL JAPAN		4,899,816
NETHERLANDS — 1.7%
Information Technology — 1.7%
NXP Semiconductors	13,629	4,379,679

NORWAY — 1.4%
Information Technology — 1.4%
Nordic Semiconductor *	156,297	3,391,580

SINGAPORE — 9.4%
Information Technology — 9.4%
STMicroelectronics	344,680	23,711,255

SOUTH AFRICA — 0.5%
Information Technology — 0.5%
Karooooo (A)	24,104	1,149,761

SOUTH KOREA — 0.4%
Information Technology — 0.4%
LG CNS	13,371	1,009,701

SWEDEN — 1.3%
Industrials — 0.4%
Plejd *	8,717	1,019,615

Information Technology — 0.9%
HMS Networks	39,257	2,287,414

TOTAL SWEDEN		3,307,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.5%
Industrials — 1.9%
ABB	44,680	$4,781,649

Information Technology — 0.6%
Landis+Gyr Group	22,603	1,463,764

TOTAL SWITZERLAND		6,245,413
TAIWAN — 11.0%
Information Technology — 11.0%
Advantech	675,883	10,680,183
eMemory Technology	58,632	6,382,504
MediaTek	68,180	9,380,722
Nexcom International	279,400	641,294
Sercomm	229,850	636,159

TOTAL TAIWAN		27,720,862
UNITED STATES — 64.1%
Communication Services — 0.8%
Globalstar *	9,621	810,184
Iridium Communications	23,825	1,233,659
		2,043,843
Consumer Discretionary — 6.0%
ADT	597,103	4,006,561
Garmin	47,529	11,117,984
		15,124,545
Health Care — 5.1%
Beta Bionics *(A)	51,371	622,616
Dexcom *	161,491	11,908,346
Owlet, Cl A *	48,577	268,631
		12,799,593
Industrials — 9.7%
Emerson Electric	26,742	3,846,035
Honeywell International	15,955	3,795,056
Johnson Controls International PLC	27,715	3,715,473
Resideo Technologies *	15,874	496,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	6,068	$2,737,032
Schneider Electric	12,989	4,091,793
Sensata Technologies Holding	113,745	5,617,866
		24,299,635
Information Technology — 42.5%
Alarm.com Holdings *	38,747	1,747,877
Ambarella *	33,594	2,424,815
Analog Devices	11,532	4,772,518
Arlo Technologies *	83,343	1,111,796
Badger Meter	22,773	2,821,575
Belden	30,231	3,176,673
Cisco Systems	47,542	5,725,008
Digi International *	29,348	1,960,446
GLOBALFOUNDRIES *	29,981	2,397,581
Impinj *(A)	23,598	3,563,298
InterDigital	1,574	396,790
International Business Machines	14,836	4,418,161
Itron *	35,069	2,892,491
Lattice Semiconductor *	106,707	15,694,466
NETGEAR *	27,214	707,292
NVE (A)	8,454	827,985
Ondas *(A)	54,410	719,300
Powerfleet NJ *(A)	163,553	639,492
PTC *	6,421	890,785
Qorvo *	7,182	743,768
QUALCOMM	27,769	6,970,574
Rambus *	84,084	12,230,859
Samsara, Cl A *	279,441	9,777,641
Semtech *	6,588	1,004,933
Silicon Laboratories *	25,717	5,596,019
Skyworks Solutions (A)	117,318	9,133,206
SmartRent, Cl A *	326,157	410,958
Synaptics *	30,208	4,146,954
		106,903,261
TOTAL UNITED STATES		161,170,877
TOTAL COMMON STOCK (Cost $172,866,769)		251,163,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.8%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $498,117 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $21 - $38,901, 0.000% - 6.125%, 06/09/2026 – 05/15/2056, with a total market value of $506,579)	$497,964	$497,964
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $468,227 (collateralized by various U.S. Treasury Obligations, ranging in par value $186 - $124,248, 1.500% - 6.500%, 05/01/2031 – 05/01/2056, with a total market value of $475,676)	468,086	468,086
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $98,149 (collateralized by various U.S. Government Obligations, ranging in par value $34,062 - $68,474, 4.250% - 4.625%, 05/15/2039 – 02/15/2040, with a total market value of $99,522)	98,119	98,119
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $468,228 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, 4.174% - 6.379%, 08/01/2035 – 08/01/2055, with a total market value of $475,718)	468,086	468,086
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $88,805 (collateralized by various U.S. Government Obligations, ranging in par value $49 - $17,759, 0.000% - 7.500%, 07/15/2026 – 02/15/2056, with a total market value of $90,421)	88,778	88,778

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $29,887 (collateralized by various U.S. Treasury Obligations, ranging in par value $511,607 - $14,127,366, 4.174% - 6.379%, 08/01/2035 – 08/01/20565, with a total market value of $22,827,640)	$29,878	$29,878
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $468,227 (collateralized by various U.S. Treasury Obligations, ranging in par value $125 - $152,932, 2.000% - 6.500%, 04/01/2039 – 05/01/2056, with a total market value of $475,637)	468,086	468,086
TOTAL REPURCHASE AGREEMENTS (Cost $2,118,997)		2,118,997
TOTAL INVESTMENTS — 100.7% (Cost $174,985,766)		$253,282,025

Percentages are based on Net Assets of $251,405,981.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $5,810,461.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $2,118,997. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $3,875,213.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Internet of Things ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$251,163,028	$—	$—	$251,163,028
Repurchase Agreements	—	2,118,997	—	2,118,997
Total Investments in Securities	$251,163,028	$2,118,997	$—	$253,282,025

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 0.6%
Industrials — 0.6%
ATS *	742,658	$22,982,476

CHINA — 21.8%
Communication Services — 2.1%
Baidu ADR *(A)	570,248	77,160,257

Consumer Discretionary — 3.8%
Beijing Roborock Technology, Cl A	1,677,044	25,433,020
Hesai Group ADR *(A)	981,418	18,548,800
IMotion Automotive Technology Suzhou, Cl H *	130,400	71,544
Minieye Technology, Cl H *(A)	2,505,400	3,161,559
OneRobotics Shenzhen, Cl H *	1,704,100	20,177,671
WeRide ADR *(A)	2,444,284	18,454,344
XPeng ADR, Cl A *(A)	3,467,028	57,032,611
		142,879,549
Health Care — 0.7%
Shanghai MicroPort MedBot Group, Cl H *(A)	7,715,500	24,945,871

Industrials — 10.8%
AVIC Chengdu UAS, Cl A	4,368,732	28,687,885
EFORT Intelligent Robot, Cl A *	3,377,038	9,314,830
EHang Holdings ADR *(A)	395,765	4,020,972
Estun Automation, Cl A *	5,626,534	23,067,171
RoboTechnik Intelligent Technology, Cl A	1,079,945	102,109,583
Shenzhen Dobot, Cl H *(A)	2,963,000	11,734,953
Shenzhen Inovance Technology, Cl A	14,795,024	161,835,106
Siasun Robot & Automation, Cl A *	10,135,184	22,169,708
UBTech Robotics, Cl H *(A)	3,275,827	42,716,911
		405,657,119
Information Technology — 4.4%
AInnovation Technology Group, Cl H *	4,263,300	2,371,704
Horizon Robotics, Cl B *(A)	94,469,400	63,763,892
Pony AI ADR *(A)	2,657,560	26,655,327
RoboSense Technology *(A)	3,653,900	14,750,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xiaomi, Cl B *	16,348,800	$58,491,381
		166,033,292
TOTAL CHINA		816,676,088
FINLAND — 0.7%
Industrials — 0.7%
Hiab, Cl B	417,400	26,254,023

FRANCE — 0.3%
Industrials — 0.3%
Exail Technologies *(A)	77,209	12,947,304

JAPAN — 30.0%
Industrials — 19.2%
Daifuku	2,865,352	131,594,877
FANUC	6,781,590	336,203,959
Hirata	243,395	4,398,815
Shibaura Machine	187,232	4,651,690
SMC (A)	345,964	150,195,189
Yaskawa Electric	2,011,866	91,095,736
		718,140,266
Information Technology — 10.8%
Keyence	691,745	348,110,384
Omron (A)	1,555,905	56,141,204
		404,251,588
TOTAL JAPAN		1,122,391,854
NORWAY — 1.0%
Industrials — 1.0%
AutoStore Holdings *	25,926,478	36,916,708

SOUTH KOREA — 3.7%
Health Care — 0.0%
Angel Robotics *	114,185	1,962,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.9%
Doosan Robotics *	486,197	$34,359,642
Rainbow Robotics *	145,637	67,841,522
Yuil Robotics *	88,959	5,005,789
		107,206,953
Information Technology — 0.8%
Robostar *	73,602	4,590,967
Robotis *	110,066	23,773,380
		28,364,347
TOTAL SOUTH KOREA		137,533,736
SWITZERLAND — 9.5%
Health Care — 0.5%
Tecan Group	96,796	19,251,422

Industrials — 9.0%
ABB	3,159,720	338,152,923

TOTAL SWITZERLAND		357,404,345
UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Renishaw PLC	550,427	39,323,104

UNITED STATES — 30.9%
Communication Services — 2.3%
Alphabet, Cl A	223,535	85,019,302

Consumer Discretionary — 2.1%
Serve Robotics *(A)	561,779	5,252,634
Tesla *	165,897	72,296,253
		77,548,887
Health Care — 6.8%
Intuitive Surgical *	541,588	229,979,928
Omnicell *	342,633	15,123,821
Procept BioRobotics *	425,262	11,197,149
		256,300,898

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.8%
AeroVironment *(A)	376,589	$78,044,304
JBT Marel	391,904	52,667,978
Richtech Robotics, Cl B *(A)	1,384,830	4,182,187
Symbotic, Cl A *	948,192	44,019,814
		178,914,283
Information Technology — 14.9%
Appian, Cl A *	323,325	7,565,805
Aurora Innovation, Cl A *(A)	12,373,940	90,824,720
Cerence *	339,578	4,366,973
Cognex	1,249,621	82,287,543
NVIDIA	1,467,504	309,848,794
Ouster *	473,564	21,807,622
UiPath, Cl A *(A)	3,471,937	40,691,102
		557,392,559
TOTAL UNITED STATES		1,155,175,929
TOTAL COMMON STOCK (Cost $2,925,026,701)		3,727,605,567

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.7%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $23,902,450 (collateralized by various U.S. Treasury Obligations, ranging in par value $986 - $1,866,687, 0.000% - 6.125%, 06/09/2026 – 05/15/2056, with a total market value of $24,308,530)	$23,895,122	23,895,122
Citigroup Global Markets, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,670,067 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $782,340 - $3,984,589, 1.625% - 4.125%, 11/30/2029 – 05/15/2031, with a total market value of $4,680,276)	4,668,663	4,668,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,434,139 (collateralized by various U.S. Government Obligations, ranging in par value $8,123 - $820,091, 1.250% - 4.250%, 11/30/2026 – 08/15/2051, with a total market value of $1,445,699)	$1,433,708	$1,433,708
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $22,468,190 (collateralized by various U.S. Treasury Obligations, ranging in par value $8,910 - $5,962,127, 1.500% - 6.500%, 05/01/2031 – 05/01/2056, with a total market value of $22,825,638)	22,461,414	22,461,414
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $22,468,209 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $511,607 - $14,127,366, 4.174% - 6.379%, 08/01/2035 – 08/01/2056, with a total market value of $22,827,640)	22,461,414	22,461,414
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,300,933 (collateralized by various U.S. Government Obligations, ranging in par value $2,349 - $860,087, 0.000% - 7.500%, 07/15/2026 – 02/15/2056, with a total market value of $4,379,215)	4,299,636	4,299,636

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $22,468,190 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,975 - $7,338,536, 2.000% - 6.500%, 04/01/2039 – 05/01/2056, with a total market value of $22,823,768)	$22,461,414	$22,461,414
TOTAL REPURCHASE AGREEMENTS (Cost $101,681,371)		101,681,371
TOTAL INVESTMENTS — 102.3% (Cost $3,026,708,072)		$3,829,286,938

Percentages are based on Net Assets of $3,743,088,300.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $267,414,297.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $22,461,414. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $173,093,755.

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
NASDAQ 100 Index E-Mini	28	Jun-2026	$13,980,291	$17,026,940	$3,046,649

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,727,605,567	$—	$—	$3,727,605,567
Repurchase Agreements	—	101,681,371	—	101,681,371
Total Investments in Securities	$3,727,605,567	$101,681,371	$—	$3,829,286,938

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,046,649	$—	$—	$3,046,649
Total Other Financial Instruments	$3,046,649	$—	$—	$3,046,649

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 0.7%
TopBuild *	206,376	$86,157,853
Industrials — 74.5%
Acuity	224,907	68,621,375
Advanced Drainage Systems	570,452	79,384,100
AECOM	964,824	66,929,841
Arcosa	359,772	45,601,101
Argan	101,761	67,876,622
Astec Industries	748,791	37,709,115
ATI *	996,615	174,567,083
Atkore	507,174	41,999,079
Builders FirstSource *	811,175	61,860,205
Carlisle	306,542	105,698,747
Carpenter Technology	365,439	171,383,582
Centuri Holdings *	1,314,631	40,411,757
Columbus McKinnon (A)	1,753,651	27,988,270
Construction Partners, Cl A *	351,846	40,979,504
Crane	422,780	77,368,740
CSW Industrials	122,403	33,901,959
CSX	10,419,865	471,603,090
Custom Truck One Source *	5,631,800	53,952,644
Deere	713,715	386,961,999
DNOW *	2,538,244	32,464,141
DXP Enterprises *	282,376	40,961,463
Dycom Industries *	212,427	108,337,770
Eaton PLC	1,116,096	447,108,058
EMCOR Group	328,620	271,709,588
Emerson Electric	2,481,197	356,845,752
Everus Construction Group *	404,987	60,249,916
Exponent	493,837	28,800,574
Fastenal	8,310,258	367,313,404
Fortive	2,323,840	135,526,349
Gibraltar Industries *	728,867	28,170,710
Gorman-Rupp	692,863	51,930,082
Graco	1,215,044	91,675,070
Granite Construction	320,179	43,813,294
Greenbrier	729,844	34,382,951
Herc Holdings	244,046	32,458,118
Howmet Aerospace	1,712,558	442,268,103
Hubbell, Cl B	389,837	184,630,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IDEX	549,063	$115,758,952
Insteel Industries (A)	1,094,586	30,090,169
Jacobs Solutions	863,801	103,535,188
Legence, Cl A *	766,189	64,160,667
Lincoln Electric Holdings	403,653	104,340,264
MasTec *	578,777	218,991,853
Mueller Industries	814,344	104,724,638
Mueller Water Products, Cl A	1,389,043	35,017,774
MYR Group *	149,082	69,332,075
Norfolk Southern	1,288,197	392,848,557
NWPX Infrastructure *(A)	534,663	63,068,847
Parker-Hannifin	396,907	335,239,559
Pentair PLC	1,200,388	85,035,486
Powell Industries	268,116	76,257,553
Preformed Line Products	148,868	55,054,364
Primoris Services	396,337	49,851,268
Quanta Services	795,308	566,044,563
RBC Bearings *	232,117	132,761,639
Regal Rexnord	486,994	98,255,909
Rockwell Automation	876,561	395,381,605
SPX Technologies *	365,563	79,202,880
Sterling Infrastructure *	225,329	193,972,216
Terex	605,427	35,223,743
Tetra Tech	1,914,460	52,628,505
Titan Machinery *(A)	2,231,104	48,682,689
Trane Technologies PLC	955,650	431,284,845
Trinity Industries	1,352,265	43,867,477
Tutor Perini	485,507	34,708,895
Union Pacific	1,608,040	422,335,626
United Rentals	389,973	388,284,417
Valmont Industries	144,506	75,115,664
Wabash National (A)	3,602,188	28,565,351
WESCO International	356,850	128,883,514
Woodward	439,161	153,719,525
Zurn Elkay Water Solutions	1,227,595	57,696,965
		10,083,368,100
Information Technology — 1.1%
Badger Meter	216,186	26,785,445
Calix *	668,154	26,559,122

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	1,739,074	$98,101,164
		151,445,731
Materials — 20.5%
Alcoa	1,897,873	147,350,860
Amrize	4,054,581	220,528,661
Century Aluminum *	771,058	50,866,696
Cleveland-Cliffs *	4,179,105	56,835,828
Commercial Metals	813,569	61,871,923
CRH PLC	2,994,804	325,804,727
Eagle Materials	235,309	52,045,645
Knife River *	490,868	38,538,047
Louisiana-Pacific	510,861	39,019,563
Martin Marietta Materials	442,364	257,296,597
Materion	250,573	55,136,083
Metallus *	1,832,013	35,999,055
Minerals Technologies	545,954	42,049,377
Nucor	1,678,790	419,697,500
Reliance	383,259	145,933,529
RPM International	939,492	99,557,967
Ryerson Holding	1,241,525	35,507,615
Steel Dynamics	1,071,221	278,678,143
Titan America (B)	2,185,383	35,556,181
United States Lime & Minerals	284,533	32,433,917
Vulcan Materials	969,237	274,216,532
Westlake	939,919	81,613,167
		2,786,537,613
Utilities — 3.1%
MDU Resources Group	1,794,958	37,837,714
Sempra	4,339,821	386,808,246
		424,645,960
TOTAL COMMON STOCK (Cost $10,003,647,480)		13,532,155,257

SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.580%

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
SHORT-TERM INVESTMENT
(Cost $12,152,125)	12,152,125	$12,152,125
TOTAL INVESTMENTS — 100.0% (Cost $10,015,799,605)		$13,544,307,382

Percentages are based on Net Assets of $13,540,058,544.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $11,803,885.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $12,152,125. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2026	Income	Capital Gains
Columbus McKinnon

$11,945,090	$21,744,163	$(832,928)	$(4,426,187)	$(441,868)	$27,988,270	$232,691	$—
Insteel Industries

28,444,323	8,561,820	(3,431,288)	(3,301,372)	(183,314)	30,090,169	31,105	—
NWPX Infrastructure

31,669,572	10,990,199	(10,549,064)	26,416,998	4,541,142	63,068,847	—	—
Titan Machinery

31,613,455	10,644,488	(1,340,943)	7,844,079	(78,390)	48,682,689	—	—
Wabash National

14,448,385	19,742,994	(919,783)	(4,167,884)	(538,361)	28,565,351	417,177	—
Totals:

$118,120,825	$71,683,664	$(17,074,006)	$22,365,634	$3,299,209	$198,395,326	$680,973	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA — 4.9%
Materials — 4.9%
IGO *	655,873	$4,520,821
Liontown *	2,709,019	4,716,931
PLS Group *	1,290,841	5,999,808
Rio Tinto PLC	77,320	8,304,497

TOTAL AUSTRALIA		23,542,057
CANADA — 2.6%
Information Technology — 1.9%
BlackBerry *	1,009,139	9,082,251

Materials — 0.7%
Lithium Americas *	678,977	3,548,789

TOTAL CANADA		12,631,040
CHILE — 0.9%
Materials — 0.9%
Sociedad Quimica y Minera de Chile ADR	52,399	4,499,502

CHINA — 9.4%
Communication Services — 1.0%
Baidu ADR *(A)	34,353	4,648,304

Consumer Discretionary — 5.1%
BYD, Cl H	423,600	4,934,631
Geely Automobile Holdings	1,956,400	4,697,916
Li Auto, Cl A *	500,100	3,691,375
Nexteer Automotive Group	4,245,300	2,654,193
NIO ADR *(A)	894,077	5,006,831
XPeng ADR, Cl A *(A)	208,239	3,425,532
		24,410,478
Information Technology — 1.7%
indie Semiconductor, Cl A *(A)	954,158	4,761,248
RoboSense Technology *(A)	820,728	3,313,323
		8,074,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Ganfeng Lithium Group, Cl H	506,133	$4,136,298
Tianqi Lithium, Cl H *(A)	552,900	3,462,415
		7,598,713
TOTAL CHINA		44,732,066
FRANCE — 2.0%
Consumer Discretionary — 1.4%
Forvia *	239,980	3,191,127
Renault	105,666	3,648,672
		6,839,799
Materials — 0.6%
Eramet (A)	42,934	2,750,606

TOTAL FRANCE		9,590,405
GERMANY — 2.3%
Information Technology — 2.3%
Infineon Technologies	116,915	11,066,220

ISRAEL — 0.8%
Consumer Discretionary — 0.8%
Mobileye Global, Cl A *	368,692	3,812,275

JAPAN — 11.3%
Consumer Discretionary — 5.8%
Denso	327,950	3,930,703
GS Yuasa	165,237	6,809,188
Honda Motor	492,008	4,489,237
Nissan Motor *(A)	1,563,818	3,898,002
Toyota Motor	437,526	8,360,790
		27,487,920
Information Technology — 4.1%
Allegro MicroSystems *(A)	130,363	6,240,477
Renesas Electronics	306,822	8,673,277
Socionext (A)	269,885	4,467,284
		19,381,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.4%
Tokai Carbon	619,232	$6,924,009

TOTAL JAPAN		53,792,967
NETHERLANDS — 3.7%
Information Technology — 3.7%
Nebius Group, Cl A *(A)	43,083	9,956,051
NXP Semiconductors	23,787	7,643,952

TOTAL NETHERLANDS		17,600,003
SINGAPORE — 2.2%
Information Technology — 2.2%
STMicroelectronics	154,162	10,605,125

SOUTH KOREA — 5.3%
Consumer Discretionary — 0.9%
HL Mando	96,049	3,957,958

Industrials — 1.0%
LG Energy Solution *	16,015	4,867,200

Information Technology — 2.0%
Samsung SDI *	20,938	9,558,954

Materials — 1.4%
SKC *	73,692	6,811,742

TOTAL SOUTH KOREA		25,195,854
TAIWAN — 3.3%
Industrials — 0.8%
Advanced Energy Solution Holding	100,300	3,714,163

Information Technology — 2.5%
WNC	1,162,900	11,842,272

TOTAL TAIWAN		15,556,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 50.2%
Communication Services — 2.6%
Alphabet, Cl A	33,166	$12,614,357

Consumer Discretionary — 10.4%
Dauch *	506,493	3,363,114
Ford Motor	394,765	6,884,702
General Motors	74,502	6,201,546
Gentherm *	101,741	3,529,395
Lear	32,876	4,705,213
Lucid Group, Cl A *(A)	360,327	2,360,142
QuantumScape, Cl A *	381,114	3,422,404
Stellantis *	445,780	3,571,213
Tesla *	24,946	10,871,217
Visteon	39,945	4,725,094
		49,634,040
Industrials — 12.7%
Amprius Technologies *	406,548	8,244,793
ATI *	35,333	6,188,928
Bloom Energy, Cl A *	34,397	9,803,145
EnerSys	24,839	5,662,547
Honeywell International	37,417	8,900,008
Hyster-Yale (A)	115,552	4,196,849
ITT	23,774	4,635,930
Plug Power *(A)	1,749,899	6,912,101
Westinghouse Air Brake Technologies	22,137	5,781,299
		60,325,600
Information Technology — 21.9%
Ambarella *	60,620	4,375,552
CEVA *	167,828	6,709,763
Coherent *	24,888	8,996,265
Intel *	207,792	23,829,587
Microsoft	23,708	10,674,290
NVIDIA	60,048	12,678,535
ON Semiconductor *	77,508	9,349,015
QUALCOMM	55,365	13,897,722
SiTime *	11,740	8,337,748

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions (A)	71,043	$5,530,697
		104,379,174
Materials — 2.6%
Albemarle	25,507	4,499,945
American Battery Technology *(A)	799,576	2,886,470
Cabot	55,934	4,894,784
		12,281,199
TOTAL UNITED STATES		239,234,370
TOTAL COMMON STOCK (Cost $381,659,070)		471,858,319

PREFERRED STOCK — 0.8%
GERMANY — 0.8%
Consumer Discretionary — 0.8%
Volkswagen (B)	38,812	4,158,704
TOTAL PREFERRED STOCK (Cost $7,857,150)		4,158,704

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.8%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,963,228 (collateralized by various U.S. Treasury Obligations, ranging in par value $81 - $153,320, 0.000% - 6.125%, 06/09/2025 – 05/15/2056, with a total market value of $1,996,581)	$1,962,626	1,962,626
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,845,425 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $732 - $489,699, 1.500% - 6.500%, 05/01/2031 – 05/01/2056, with a total market value of $1,874,784)	1,844,868	1,844,868

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $383,957 (collateralized by various U.S. Treasury Obligations, ranging in par value $133,251 - $276,869, 4.250% - 4.625%, 05/15/2039 – 02/15/2040, with a total market value of $389,332)	$383,842	$383,842
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,845,426 (collateralized by various U.S. Government Obligations, ranging in par value $42,021 - $1,160,351, 4.174% - 6.379%, 08/01/2035 – 08/01/2055, with a total market value of $1,874,948)	1,844,868	1,844,868
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $352,876 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $193 - $70,567, 0.000% - 7.500%, 07/15/2026 – 02/15/2056, with a total market value of $359,299)	352,770	352,770
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $117,793 (collateralized by various U.S. Treasury Obligations, ranging in par value $722 - $66,416, 0.000% - 4.625%, 02/15/2034 – 08/15/2046, with a total market value of $120,104)	117,758	117,758

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,845,425 (collateralized by various U.S. Government Obligations, ranging in par value $491 - $602,751, 2.000% - 6.500%, 04/01/2039 – 05/01/2056, with a total market value of $1,874,630)	$1,844,868	$1,844,868
TOTAL REPURCHASE AGREEMENTS (Cost $8,351,600)		8,351,600
TOTAL INVESTMENTS — 101.5% (Cost $397,867,820)		$484,368,623

Percentages are based on Net Assets of $477,035,082.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $30,693,074.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $8,351,600. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $22,920,072.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$471,858,319	$—	$—	$471,858,319
Preferred Stock	4,158,704	—	—	4,158,704
Repurchase Agreements	—	8,351,600	—	8,351,600
Total Investments in Securities	$476,017,023	$8,351,600	$—	$484,368,623

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.7%
Industrials — 0.3%
Thomson Reuters (A)	346,074	$29,938,862

Information Technology — 1.4%
Celestica *	91,292	35,183,024
Shopify, Cl A *	970,205	115,173,035
		150,356,059
TOTAL CANADA		180,294,921
CHINA — 4.1%
Communication Services — 2.0%
Baidu ADR *(A)	220,325	29,812,176
Tencent Holdings	3,340,618	182,089,980
		211,902,156
Consumer Discretionary — 2.0%
Alibaba Group Holding ADR	1,447,540	179,813,418
Meituan, Cl B *	4,400,815	41,243,252
		221,056,670
Information Technology — 0.1%
Pony AI ADR *(A)	1,541,287	15,459,109

TOTAL CHINA		448,417,935
FINLAND — 0.9%
Information Technology — 0.9%
Nokia ADR	4,540,751	67,384,745
TietoEVRY (A)	1,132,611	27,280,047

TOTAL FINLAND		94,664,792
GERMANY — 4.2%
Industrials — 1.8%
Siemens	633,223	199,367,002

Information Technology — 2.4%
Infineon Technologies	1,030,270	97,516,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SAP ADR	903,639	$164,272,534
		261,789,484
TOTAL GERMANY		461,156,486
ISRAEL — 0.1%
Information Technology — 0.1%
Wix.com *(A)	302,370	16,950,862

ITALY — 0.2%
Health Care — 0.2%
Amplifon (A)	1,581,159	19,890,649

JAPAN — 1.5%
Consumer Discretionary — 0.2%
Rakuten Group *	4,298,149	20,123,189

Industrials — 0.7%
FANUC	774,925	38,417,665
Fujikura	1,397,976	41,898,006
		80,315,671
Information Technology — 0.6%
Fujitsu	1,633,453	34,559,141
NEC	1,076,460	27,744,930
		62,304,071
TOTAL JAPAN		162,742,931
NETHERLANDS — 0.8%
Industrials — 0.2%
Wolters Kluwer	261,190	18,598,735

Information Technology — 0.6%
NXP Semiconductors	198,681	63,846,139

TOTAL NETHERLANDS		82,444,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 11.9%
Information Technology — 11.9%
Samsung Electronics	2,474,443	$520,503,272
SK hynix	499,259	772,907,264

TOTAL SOUTH KOREA		1,293,410,536
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR (A)	2,667,229	34,834,011

SWITZERLAND — 0.2%
Information Technology — 0.2%
Temenos	273,968	23,685,337

TAIWAN — 4.8%
Information Technology — 4.8%
Advantech	2,849,857	45,032,935
Global Unichip	298,405	44,486,165
Hon Hai Precision Industry	11,093,300	102,343,576
Taiwan Semiconductor Manufacturing ADR	782,868	327,591,115

TOTAL TAIWAN		519,453,791
UNITED STATES — 69.1%
Communication Services — 7.6%
Alphabet, Cl A	775,732	295,041,909
Meta Platforms, Cl A	395,519	250,169,723
Netflix *	3,069,377	264,027,809
Snap, Cl A *	3,335,366	19,044,940
		828,284,381
Consumer Discretionary — 5.0%
Amazon.com *	1,094,419	296,193,558
Tesla *	570,364	248,558,928
		544,752,486
Health Care — 0.2%
GE HealthCare Technologies	359,865	22,433,984

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.6%
Equifax	118,965	$19,723,207
Experian PLC	722,606	25,061,874
Genpact	552,821	18,215,452
Uber Technologies *	1,648,902	116,082,701
		179,083,234
Information Technology — 54.7%
Accenture PLC, Cl A	488,123	91,313,170
Adobe *	325,638	84,408,626
Advanced Micro Devices *	1,010,942	521,747,166
Ambarella *	369,939	26,702,197
Apple	1,032,548	322,216,929
AppLovin, Cl A *	244,019	149,605,609
Broadcom	787,973	352,042,697
C3.ai, Cl A *	1,969,612	21,212,721
Cadence Design Systems *	215,719	80,879,525
CCC Intelligent Solutions Holdings *	3,225,682	15,160,705
Cisco Systems	3,449,257	415,359,528
CoreWeave, Cl A *	305,574	33,469,520
Datadog, Cl A *	257,365	63,659,233
DXC Technology *	1,676,397	16,613,094
Dynatrace *	622,590	26,516,108
Globant *	370,040	14,934,814
Hewlett Packard Enterprise	1,195,894	51,471,278
Hut 8 *	463,731	57,887,541
Intel *	3,956,008	453,674,997
International Business Machines	741,870	220,928,886
Marvell Technology	670,971	137,549,055
Micron Technology	645,003	626,297,913
Microsoft	568,225	255,837,624
NVIDIA	1,387,334	292,921,701
Okta, Cl A *	279,033	34,396,398
Oracle	1,439,017	324,901,258
Palantir Technologies, Cl A *	1,545,865	241,989,707
Pegasystems	509,996	18,222,157
QUALCOMM	850,255	213,431,010
Quantum Computing *(A)	2,128,950	25,462,242
Salesforce	743,577	142,097,565
Seagate Technology Holdings PLC	169,084	148,760,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	824,056	$102,487,845
Snowflake, Cl A *	270,780	69,197,829
SoundHound AI, Cl A *(A)	2,343,500	21,091,500
Super Micro Computer *	787,458	36,293,939
Synopsys *	151,508	72,060,235
Teradata *	854,181	29,084,863
Twilio, Cl A *	202,520	38,608,413
UiPath, Cl A *	1,686,711	19,768,253
Workday, Cl A *	168,005	24,560,651
Zebra Technologies, Cl A *	103,114	25,121,664
Zscaler *	126,260	17,642,310
		5,937,588,579
TOTAL UNITED STATES		7,512,142,664
TOTAL COMMON STOCK (Cost $7,359,135,041)		10,850,089,789

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.6%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $14,248,947 (collateralized by various U.S. Treasury Obligations, ranging in par value $588 - $1,112,787, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $14,491,023)	$14,244,579	14,244,579
Citigroup Global Markets, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $2,784,392 (collateralized by various U.S. Treasury Obligations, ranging in par value $466,447 - $2,375,696, 1.625% - 4.125%, 11/30/2029 - 05/15/2031, with a total market value of $2,790,479)	2,783,555	2,783,555

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $854,932 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,843 - $488,880, 1.250% - 4.250%, 11/30/2026 - 08/15/2051, with a total market value of $861,823)	$854,675	$854,675
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $13,393,943 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,311 - $3,554,198, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $13,607,029)	13,389,904	13,389,904
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $13,393,954 (collateralized by various U.S. Government Obligations, ranging in par value $304,984 - $8,421,735, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $13,608,222)	13,389,904	13,389,904
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $2,563,482 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,400 - $512,637, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $2,610,140)	2,562,709	2,562,709

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $13,393,943 (collateralized by various U.S. Government Obligations, ranging in par value $3,562 - $4,374,715, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $13,605,914)	$13,389,904	$13,389,904
TOTAL REPURCHASE AGREEMENTS (Cost $60,615,230)		60,615,230
TOTAL INVESTMENTS — 100.4% (Cost $7,419,750,271)		$10,910,705,019

Percentages are based on Net Assets of $10,862,855,259.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $98,907,529.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $60,615,230. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $38,513,631.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,850,089,789	$—	$—	$10,850,089,789
Repurchase Agreements	—	60,615,230	—	60,615,230
Total Investments in Securities	$10,850,089,789	$60,615,230	$—	$10,910,705,019

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.4%
Health Care — 0.4%
Benitec Biopharma *(A)	19,498	$225,397

CHINA — 1.9%
Health Care — 1.9%
Genscript Biotech *(A)	638,818	1,115,042

GERMANY — 3.4%
Health Care — 3.4%
BioNTech ADR *	21,080	2,022,626

NETHERLANDS — 1.6%
Health Care — 1.6%
uniQure *(A)	33,134	945,313

SWITZERLAND — 3.9%
Health Care — 3.9%
CRISPR Therapeutics *(A)	40,571	2,279,279

UNITED KINGDOM — 1.8%
Health Care — 1.8%
AstraZeneca PLC	5,833	1,085,191

UNITED STATES — 86.8%
Health Care — 86.8%
10X Genomics, Cl A *(A)	67,634	1,914,380
Agilent Technologies	1,651	223,760
Arrowhead Pharmaceuticals *	30,970	2,412,873
Beam Therapeutics *(A)	55,568	1,829,854
Billiontoone, Cl A *	11,814	1,169,468
BioMarin Pharmaceutical *	42,277	2,422,049
Bio-Techne	39,079	2,019,603
Bristol-Myers Squibb	11,973	684,616
Bruker	4,308	253,698
CareDx *	27,338	623,853
Caribou Biosciences *	72,454	170,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Caris Life Sciences *(A)	71,976	$1,203,439
Danaher	3,797	693,598
Editas Medicine, Cl A *	58,155	201,216
Eli Lilly	1,239	1,369,095
Fulgent Genetics *	11,723	212,655
GeneDx Holdings, Cl A *	15,385	799,866
Gilead Sciences	8,611	1,157,577
Guardant Health *	25,557	3,314,487
Illumina *	17,541	2,858,481
Intellia Therapeutics *(A)	67,075	943,745
Legend Biotech ADR *	88,279	2,397,658
Maravai LifeSciences Holdings, Cl A *(A)	62,492	299,962
Mesa Laboratories	1,687	172,108
Moderna *	41,170	1,942,812
Myriad Genetics *	52,027	206,547
Natera *	11,014	2,460,197
Pacific Biosciences of California *(A)	160,920	239,771
Personalis *(A)	40,883	466,066
Praxis Precision Medicines *	6,787	2,375,246
Prime Medicine *(A)	56,436	200,348
QIAGEN	57,269	2,095,473
Quest Diagnostics	838	163,326
REGENXBIO *(A)	27,512	192,859
Rocket Pharmaceuticals *	61,221	187,949
Sarepta Therapeutics *	59,633	1,065,642
Standard BioTools *	181,482	208,704
Stoke Therapeutics *	27,870	861,462
Twist Bioscience *	35,152	2,350,614
Ultragenyx Pharmaceutical *	55,695	1,333,338
Veracyte *	46,537	2,156,525
Vertex Pharmaceuticals *	5,231	2,341,082
Vir Biotechnology *	68,946	657,745
WaVe Life Sciences *	92,705	609,999

TOTAL UNITED STATES		51,464,738
TOTAL COMMON STOCK (Cost $68,083,875)		59,137,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 2.9%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $399,734 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $16 - $31,218, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $406,525)	$399,611	$399,611
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $375,747 (collateralized by various U.S. Treasury Obligations, ranging in par value $149 - $99,708, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $381,725)	375,634	375,634
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $79,521 (collateralized by various U.S. Government Obligations, ranging in par value $27,597 - $55,478, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $80,634)	79,497	79,497
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $375,748 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,556 - $236,259, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $381,759)	375,634	375,634
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $70,508 (collateralized by various U.S. Government Obligations, ranging in par value $39 - $14,100, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $71,792)	70,487	70,487

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $23,984 (collateralized by various, ranging in par value $147 - $13,523, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $24,455)	$23,977	$23,977
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $375,747 (collateralized by various U.S. Treasury Obligations, ranging in par value $100 - $122,726, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $381,694)	375,634	375,634
TOTAL REPURCHASE AGREEMENTS (Cost $1,700,474)		1,700,474
TOTAL INVESTMENTS — 102.7% (Cost $69,784,349)		$60,838,060

Percentages are based on Net Assets of $59,262,437.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $6,768,940.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $1,700,474. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $5,163,794.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,137,586	$—	$—	$59,137,586
Repurchase Agreements	—	1,700,474	—	1,700,474
Total Investments in Securities	$59,137,586	$1,700,474	$—	$60,838,060

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.3%
Information Technology — 3.3%
Shopify, Cl A *	75,171	$8,923,549

CHINA — 2.5%
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR	5,987	743,705

Information Technology — 2.2%
Kingsoft Cloud Holdings ADR *(A)	44,242	543,292
Vnet Group ADR, Cl A *	536,089	5,403,777
		5,947,069
TOTAL CHINA		6,690,774
ISRAEL — 2.2%
Information Technology — 2.2%
Wix.com *	105,561	5,917,750

JAPAN — 0.3%
Information Technology — 0.3%
Oracle Japan *	12,444	673,597

UNITED STATES — 91.6%
Communication Services — 2.0%
Alphabet, Cl A	11,835	4,501,324
PubMatic, Cl A *	71,911	839,920
		5,341,244
Consumer Discretionary — 1.7%
Amazon.com *	17,178	4,649,054

Industrials — 3.7%
Paycom Software	71,832	10,032,776

Information Technology — 81.0%
Akamai Technologies *	88,424	13,222,925
Box, Cl A *	265,490	7,157,610
C3.ai, Cl A *	271,896	2,928,320

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cloudflare, Cl A *	44,427	$10,743,337
Datadog, Cl A *	68,884	17,038,457
DigitalOcean Holdings *	94,426	14,725,735
Dropbox, Cl A *	313,075	8,415,456
Fastly, Cl A *	299,853	5,326,889
Five9 *	146,819	3,575,043
Freshworks, Cl A *	467,716	4,541,522
HubSpot *	41,064	9,059,950
International Business Machines	2,884	858,855
Microsoft	11,164	5,026,479
Oracle	7,172	1,619,294
Procore Technologies *	160,939	7,964,871
Qualys *	68,409	7,476,420
Salesforce	51,580	9,856,938
ServiceNow *	103,113	12,824,164
Sinch *	1,480,089	6,344,670
Snowflake, Cl A *	66,724	17,051,318
SPS Commerce *	70,886	4,022,780
Twilio, Cl A *	61,503	11,724,932
Workday, Cl A *	74,393	10,875,513
Workiva, Cl A *	101,243	5,039,877
Yext *	230,914	965,221
Zoom Communications, Cl A *	93,729	9,521,929
Zscaler *	69,678	9,736,107
		217,644,612
Real Estate — 3.2%
Digital Realty Trust ‡	45,317	8,610,230

TOTAL UNITED STATES		246,277,916
TOTAL COMMON STOCK (Cost $334,825,782)		268,483,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.550% (Cost $517,335)	517,335	$517,335
TOTAL INVESTMENTS — 100.1% (Cost $335,343,117)		$269,000,921

Percentages are based on Net Assets of $268,750,604.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $202,350.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $517,335. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.9%
ISRAEL — 6.1%
Information Technology — 6.1%
Check Point Software Technologies *	348,968	$47,128,129
Radware *	801,189	24,308,074

TOTAL ISRAEL		71,436,203
JAPAN — 5.1%
Information Technology — 5.1%
Amiya (A)	138,965	2,941,843
Digital Arts	262,687	6,567,588
FFRI Security (A)	150,333	5,552,849
Hennge (A)	424,038	2,946,077
Trend Micro (A)	1,123,228	42,405,932

TOTAL JAPAN		60,414,289
SOUTH KOREA — 0.7%
Information Technology — 0.7%
Ahnlab	204,879	8,293,045

TAIWAN — 0.9%
Information Technology — 0.9%
Gorilla Technology Group *(A)	507,167	10,386,780

UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Arqit Quantum *(A)	179,951	2,970,991
NCC Group (A)	5,213,172	10,020,601

TOTAL UNITED KINGDOM		12,991,592
UNITED STATES — 86.0%
Information Technology — 86.0%
A10 Networks	1,331,823	40,141,145
Akamai Technologies *	508,159	75,990,097
CommVault Systems *	396,968	47,139,950
Crowdstrike Holdings, Cl A *	117,400	85,819,400
Fortinet *	620,718	85,640,462
Gen Digital	2,034,700	52,474,913
Netskope, Cl A *	3,940,732	47,840,487

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Okta, Cl A *	710,587	$87,594,060
OneSpan	687,119	9,921,998
Palo Alto Networks *	291,858	82,213,480
Qualys *	451,519	49,346,512
Rapid7 *	1,224,594	10,262,098
Rubrik, Cl A *	738,047	58,032,636
SailPoint *(A)	3,436,915	64,717,109
SentinelOne, Cl A *	2,771,886	45,874,713
Telos *	1,437,375	6,885,026
Tenable Holdings *	1,878,874	53,040,613
Varonis Systems, Cl B *	1,492,368	50,964,367
Zscaler *	400,442	55,953,761

TOTAL UNITED STATES		1,009,852,827
TOTAL COMMON STOCK (Cost $1,061,674,753)		1,173,374,736

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.2%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $3,236,257 (collateralized by various U.S. Treasury Obligations, ranging in par value $133 - $252,739, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $3,291,238)	$3,235,265	3,235,265
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $3,042,066 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,206 - $807,238, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $3,090,463)	3,041,149	3,041,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $633,159 (collateralized by various U.S. Treasury Obligations, ranging in par value $219,736 - $441,726, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $642,023)	$632,969	$632,969
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $3,042,069 (collateralized by various U.S. Government Obligations, ranging in par value $69,269 - $1,912,766, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $3,090,734)	3,041,149	3,041,149
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $581,463 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $318 - $116,279, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $592,047)	581,288	581,288
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $194,174 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,190 - $109,483, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $197,983)	194,116	194,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $3,042,066 (collateralized by various U.S. Government Obligations, ranging in par value $809 - $993,596, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $3,090,210)	$3,041,149	$3,041,149
TOTAL REPURCHASE AGREEMENTS (Cost $13,767,085)		13,767,085
TOTAL INVESTMENTS — 101.1% (Cost $1,075,441,838)		$1,187,141,821

Percentages are based on Net Assets of $1,174,412,219.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $23,046,344.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $13,767,085. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $8,620,091.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Cybersecurity ETF

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
NASDAQ 100 Index E-Mini	2	Jun-2026	$995,798	$1,216,210	$220,412

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,173,374,736	$—	$—	$1,173,374,736
Repurchase Agreements	—	13,767,085	—	13,767,085
Total Investments in Securities	$1,173,374,736	$13,767,085	$—	$1,187,141,821

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$220,412	$—	$—	$220,412
Total Other Financial Instruments	$220,412	$—	$—	$220,412

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 100.1%
Domestic Equity — 42.7%
Global X Artificial Intelligence & Technology ETF (A)(B)(C)	26,586	$1,789,769
Global X Blockchain ETF (B)(C)(D)	20,096	1,848,229
		3,637,998
International Equity — 57.4%
Global X Data Center & Digital Infrastructure ETF (B)(C)(E)	51,514	1,627,327
Global X Hydrogen ETF (B)(F)	25,426	1,789,144
Global X Lithium & Battery Tech ETF (B)(C)(G)	16,837	1,467,345
		4,883,816
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,396,045)		8,521,814

	Face Amount
REPURCHASE AGREEMENTS(H) — 20.6%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $412,246 (collateralized by various U.S. Treasury Obligations, ranging in par value $17 - $32,195, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $419,250)	$412,120	412,120
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $387,510 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $154 - $102,829, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $393,675)	387,393	387,393
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $82,004 (collateralized by various U.S. Treasury Obligations, ranging in par value $28,459 - $57,210, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $83,152)	81,979	81,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(H) — continued
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $387,510 (collateralized by various U.S. Government Obligations, ranging in par value $8,824 - $243,655, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $393,709)	$387,393	$387,393
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $72,723 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $40 - $14,543, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $74,047)	72,701	72,701
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $24,734 (collateralized by various U.S. Treasury Obligations, ranging in par value $152 - $13,946, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $25,220)	24,727	24,727
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $387,510 (collateralized by various U.S. Government Obligations, ranging in par value $103 - $126,568, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $393,643)	387,393	387,393
TOTAL REPURCHASE AGREEMENTS (Cost $1,753,706)		1,753,706
TOTAL INVESTMENTS — 120.7% (Cost $8,149,751)		$10,275,520

Percentages are based on Net Assets of $8,514,071.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF

(A)	For financial information on the Global X Artificial Intelligence & Technology ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $1,710,913.
(D)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X Data Center & Digital Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X Hydrogen ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	For financial information on the Global X Lithium & Battery Tech ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(H)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $1,753,706. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,521,814	$—	$—	$8,521,814
Repurchase Agreements	—	1,753,706	—	1,753,706
Total Investments in Securities	$8,521,814	$1,753,706	$—	$10,275,520

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2026	Income	Capital Gains
Global X Data Center & Digital Infrastructure ETF
$—	$1,769,802	$(489,973)	$295,935	$51,563	$1,627,327	$—	$—
Global X Defense Tech ETF
—	1,569,171	(1,444,335)	—	(124,836)	—	—	—
Global X E-commerce ETF
1,953,138	—	(1,750,742)	(247,205)	44,809	—	3,772	—
Global X Hydrogen ETF
1,694,598	1,822,841	(2,651,539)	877,774	45,470	1,789,144	39,615	—
Global X Lithium & Battery Tech ETF
2,047,727	215,074	(1,296,292)	288,048	212,788	1,467,345	5,256	—
Global X Social Media ETF
—	1,692,715	(1,381,103)	—	(311,612)	—	—	—
Global X Artificial Intelligence & Technology ETF
1,899,554	271,724	(850,512)	231,567	237,436	1,789,769	1,566	—
Global X Blockchain ETF
1,551,635	2,151,632	(1,718,572)	453,713	(590,179)	1,848,229	21,353	—
Global X Millennial Consumer ETF
—	1,660,866	(1,505,616)	—	(155,250)	—	—	—
Totals:
$9,146,652	$11,153,825	$(13,088,684)	$1,899,832	$(589,811)	$8,521,814	$71,562	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 17.9%
Communication Services — 17.9%
Bilibili ADR *(A)	109,005	$1,887,967
Boyaa Interactive International (A)	491,700	144,297
China Ruyi Holdings *(A)	7,065,900	1,226,124
HUYA ADR	63,623	159,057
iDreamSky Technology Holdings *(A)	2,954,000	135,688
Kingsoft	738,700	1,996,283
NetDragon Websoft Holdings	182,100	204,466
NetEase ADR	33,947	4,169,370
Tanwan *(A)	131,600	231,720
XD (A)	215,400	1,397,541

TOTAL CHINA		11,552,513
FRANCE — 3.1%
Communication Services — 3.1%
Ubisoft Entertainment *(A)	71,027	466,976
Vivendi	554,570	1,520,824

TOTAL FRANCE		1,987,800
JAPAN — 27.5%
Communication Services — 25.0%
Capcom	152,468	2,888,645
DeNA	56,174	939,703
GungHo Online Entertainment	24,108	337,715
Koei Tecmo Holdings (A)	83,427	776,150
Konami Group	25,830	3,071,562
Nexon	132,822	1,868,970
Nintendo	70,578	3,169,116
Square Enix Holdings	190,051	3,053,304
		16,105,165
Consumer Discretionary — 2.5%
Sega Sammy Holdings	112,722	1,636,059

TOTAL JAPAN		17,741,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 4.6%
Communication Services — 4.6%
CD Projekt	45,951	$2,951,075

SINGAPORE — 0.4%
Communication Services — 0.4%
IGG	569,400	241,203

SOUTH KOREA — 12.8%
Communication Services — 12.8%
Devsisters *	10,710	115,060
Kakao Games *	35,291	222,472
Krafton	21,535	3,679,670
NC	13,274	2,549,982
Netmarble	19,969	563,160
Nexon Games *	27,913	195,224
Pearl Abyss *	25,522	739,240
Wemade	15,373	199,329

TOTAL SOUTH KOREA		8,264,137
SWEDEN — 2.6%
Communication Services — 2.6%
Embracer Group, Cl B *	103,183	786,284
Modern Times Group MTG, Cl B *	64,942	936,861

TOTAL SWEDEN		1,723,145
TAIWAN — 5.5%
Communication Services — 5.5%
International Games System	147,400	3,547,895

UNITED STATES — 25.2%
Communication Services — 18.3%
Electronic Arts	22,923	4,624,028
Playtika Holding	66,737	251,598
ROBLOX, Cl A *	54,092	2,550,438
Take-Two Interactive Software *	19,637	4,401,830
		11,827,894

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 6.9%
Corsair Gaming *(A)	41,044	$498,274
Immersion	36,041	233,546
Turtle Beach *(A)	17,105	223,049
Unity Software *	115,277	3,512,490
		4,467,359
TOTAL UNITED STATES		16,295,253
TOTAL COMMON STOCK (Cost $82,309,227)		64,304,245

	Face Amount
REPURCHASE AGREEMENTS(B) — 7.7%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $1,173,771 (collateralized by various U.S. Government Obligations, ranging in par value $48 - $91,667, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $1,193,712)	$1,173,411	1,173,411
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $1,103,340 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $438 - $292,781, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $1,120,893)	1,103,007	1,103,007
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $229,906 (collateralized by various U.S. Government Obligations, ranging in par value $79,788 - $160,395, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $233,125)	229,837	229,837

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $1,103,341 (collateralized by various U.S. Treasury Obligations, ranging in par value $25,123 - $693,749, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $1,120,991)	$1,103,007	$1,103,007
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $210,632 (collateralized by various, ranging in par value $115 - $42,121, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $214,465)	210,568	210,568
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $70,425 (collateralized by various, ranging in par value $432 - $39,708, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $71,806)	70,404	70,404
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $1,103,340 (collateralized by various, ranging in par value $293 - $360,372, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $1,120,801)	1,103,007	1,103,007
TOTAL REPURCHASE AGREEMENTS (Cost $4,993,241)		4,993,241
TOTAL INVESTMENTS — 107.3% (Cost $87,302,468)		$69,297,486

Percentages are based on Net Assets of $64,565,526.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $4,913,615.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $4,993,241. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $273,130.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,304,245	$—	$—	$64,304,245
Repurchase Agreements	—	4,993,241	—	4,993,241
Total Investments in Securities	$64,304,245	$4,993,241	$—	$69,297,486

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X HealthTech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 5.6%
Health Care — 5.6%
4DMedical *	146,738	$419,146
Pro Medicus	10,409	990,534

TOTAL AUSTRALIA		1,409,680
CHINA — 2.7%
Consumer Staples — 2.7%
Alibaba Health Information Technology *	1,475,400	683,352

DENMARK — 3.1%
Health Care — 3.1%
Demant *(A)	19,938	778,928

NETHERLANDS — 4.1%
Health Care — 4.1%
Koninklijke Philips	38,650	1,031,503

SOUTH KOREA — 0.6%
Health Care — 0.6%
Seers *	7,129	150,196

SWEDEN — 0.8%
Health Care — 0.8%
Xvivo Perfusion *	6,320	189,465

UNITED STATES — 82.9%
Financials — 4.6%
Oscar Health, Cl A *	51,902	1,153,781

Health Care — 78.3%
Alignment Healthcare *	44,344	679,350
Astrana Health *	9,010	338,956
Butterfly Network, Cl A *	47,318	215,297
Clover Health Investments, Cl A *	87,430	347,971
Dexcom *	16,599	1,224,010
Doximity, Cl A *	29,929	640,481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X HealthTech ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	16,758	$1,044,694
HeartFlow *	16,101	498,809
Hims & Hers Health *(A)	37,313	975,735
Hinge Health, Cl A *	7,904	444,284
Inspire Medical Systems *	6,150	254,364
Insulet *	5,843	846,884
Intuitive Surgical *	2,224	944,399
IQVIA Holdings *	6,483	1,181,267
IRhythm Holdings *	7,705	877,600
Kestra Medical Technologies *	6,213	132,088
LifeStance Health Group *	39,973	308,192
Masimo *	5,706	1,018,236
Novocure *	19,356	329,826
Nurix Therapeutics *	22,874	406,242
Omnicell *	8,999	397,216
Privia Health Group *	26,805	576,576
Procept BioRobotics *	13,227	348,267
Recursion Pharmaceuticals, Cl A *(A)	122,490	439,739
ResMed	4,967	946,561
Schrodinger *	14,819	225,249
Tandem Diabetes Care *	17,223	296,236
Teladoc Health *	38,782	295,131
Tempus AI, Cl A *	18,596	938,540
TransMedics Group *	9,107	611,990
Veeva Systems, Cl A *	5,934	1,034,534
Waystar Holding *	39,327	783,001
		19,601,725
TOTAL UNITED STATES		20,755,506
TOTAL COMMON STOCK (Cost $40,080,581)		24,998,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X HealthTech ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 4.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.550% (Cost $1,116,453)	1,116,453	$1,116,453
TOTAL INVESTMENTS — 104.3% (Cost $41,197,034)		$26,115,083

Percentages are based on Net Assets of $25,041,461.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $1,093,119.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $1,116,453. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Gobal X CleanTech ETF)

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.1%
Industrials — 1.3%
Ballard Power Systems *	67,608	$425,254

Information Technology — 0.8%
Canadian Solar *(A)	15,056	285,914

TOTAL CANADA		711,168
CHINA — 14.4%
Industrials — 10.5%
Beijing Sinohytec, Cl H *	25,050	49,030
China Everbright Environment Group	1,378,500	937,480
Contemporary Amperex Technology, Cl H (A)	19,700	1,871,367
Dongfang Electric, Cl H (A)	91,700	375,814
Goldwind Science & Technology, Cl H	173,600	303,679
		3,537,370
Information Technology — 3.9%
Daqo New Energy ADR *	15,075	250,848
Flat Glass Group, Cl H (A)	99,400	105,140
JinkoSolar Holding ADR	11,612	270,676
Xinyi Solar Holdings (A)	2,052,900	699,370
		1,326,034
TOTAL CHINA		4,863,404
DENMARK — 5.2%
Industrials — 5.2%
Vestas Wind Systems	62,360	1,753,184

GERMANY — 5.0%
Industrials — 5.0%
Nordex *	22,814	1,102,190
SMA Solar Technology *	7,817	599,778

TOTAL GERMANY		1,701,968
SOUTH KOREA — 11.2%
Industrials — 3.5%
CS Wind	9,480	298,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Gobal X CleanTech ETF)

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Fuel Cell *	14,723	$892,954
		1,191,760
Information Technology — 7.7%
Samsung SDI *	5,694	2,599,517

TOTAL SOUTH KOREA		3,791,277
SWEDEN — 3.6%
Industrials — 3.6%
Nibe Industrier, Cl B	310,635	1,220,234

SWITZERLAND — 1.2%
Information Technology — 1.2%
Landis+Gyr Group	6,510	421,586

TAIWAN — 5.4%
Industrials — 1.8%
Chung-Hsin Electric & Machinery Manufacturing	113,000	600,613

Information Technology — 3.6%
Dynapack International Technology	34,300	477,400
Simplo Technology	41,864	525,213
United Renewable Energy *	365,000	213,811
		1,216,424
TOTAL TAIWAN		1,817,037
UNITED KINGDOM — 4.7%
Industrials — 1.5%
Ceres Power Holdings PLC *	43,792	498,502

Materials — 3.2%
Johnson Matthey PLC	37,895	1,082,904

TOTAL UNITED KINGDOM		1,581,406

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Gobal X CleanTech ETF)

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 47.1%
Consumer Discretionary — 3.4%
QuantumScape, Cl A *	129,330	$1,161,383

Industrials — 28.1%
Ameresco, Cl A *	7,823	281,472
Amprius Technologies *	30,803	624,685
Array Technologies *(A)	34,362	312,007
Bloom Energy, Cl A *	9,787	2,789,295
Enovix *(A)	48,834	389,695
Eos Energy Enterprises *(A)	76,307	643,268
Fluence Energy, Cl A *	29,773	562,114
Microvast Holdings *(A)	73,778	114,356
Nextpower, Cl A *	13,272	2,075,741
Plug Power *(A)	313,372	1,237,819
Shoals Technologies Group, Cl A *	37,644	468,668
		9,499,120
Information Technology — 15.6%
Enphase Energy *	27,080	1,851,189
First Solar *	7,786	2,388,667
SolarEdge Technologies *	13,571	1,036,146
		5,276,002
TOTAL UNITED STATES		15,936,505
TOTAL COMMON STOCK (Cost $48,877,430)		33,797,769

	Face Amount
REPURCHASE AGREEMENTS(B) — 8.5%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $673,963 (collateralized by various U.S. Treasury Obligations, ranging in par value $28 - $52,634, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $685,413)	$673,756	673,756

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Gobal X CleanTech ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $633,522 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $251 - $168,111, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $643,601)	$633,331	$633,331
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $132,663 (collateralized by various U.S. Treasury Obligations, ranging in par value $46,040 - $92,553, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $134,520)	132,623	132,623
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $633,523 (collateralized by various U.S. Government Obligations, ranging in par value $14,425 - $398,341, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $643,657)	633,331	633,331
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $120,287 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $66 - $24,055, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $122,477)	120,251	120,251
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $40,437 (collateralized by various U.S. Treasury Obligations, ranging in par value $248 - $22,800, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $41,230)	40,425	40,425

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Gobal X CleanTech ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $633,522 (collateralized by various U.S. Government Obligations, ranging in par value $168 - $206,920, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $643,548)	$633,331	$633,331
TOTAL REPURCHASE AGREEMENTS (Cost $2,867,048)		2,867,048
TOTAL INVESTMENTS — 108.4% (Cost $51,744,478)		$36,664,817

Percentages are based on Net Assets of $33,813,196.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $3,948,054.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $2,867,048. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $1,318,539.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,797,769	$—	$—	$33,797,769
Repurchase Agreements	—	2,867,048	—	2,867,048
Total Investments in Securities	$33,797,769	$2,867,048	$—	$36,664,817

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 6.2%
Information Technology — 6.2%
Macquarie Technology Group *	344,170	$18,498,039
NEXTDC *	10,408,010	114,126,037

TOTAL AUSTRALIA		132,624,076
CHINA — 7.7%
Communication Services — 2.0%
China Tower, Cl H	34,143,750	43,216,628

Information Technology — 5.7%
GDS Holdings ADR *(A)	1,680,270	59,565,572
Vnet Group ADR, Cl A *	6,183,315	62,327,815
		121,893,387
TOTAL CHINA		165,110,015
HONG KONG — 0.6%
Information Technology — 0.6%
SUNeVision Holdings (A)	16,290,000	12,470,972

SINGAPORE — 3.5%
Real Estate — 3.5%
Keppel DC REIT ‡	42,067,268	76,195,075

SOUTH KOREA — 4.7%
Information Technology — 4.7%
SK hynix	65,633	101,607,027

TAIWAN — 2.1%
Information Technology — 2.1%
Taiwan Semiconductor Manufacturing	612,900	46,076,822

UNITED STATES — 75.0%
Communication Services — 3.2%
Uniti Group *	6,206,659	69,638,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 28.4%
Advanced Micro Devices *	146,243	$75,476,012
Applied Digital *	2,044,908	96,683,250
Broadcom	96,456	43,093,647
Intel *	673,773	77,268,288
Marvell Technology	403,960	82,811,800
Microchip Technology	439,180	41,568,387
Micron Technology	97,979	95,137,609
NVIDIA	179,024	37,799,128
Super Micro Computer *	1,160,770	53,499,889
Whitefiber *(A)	259,622	7,721,158
		611,059,168
Real Estate — 43.4%
American Tower ‡	1,109,059	207,349,671
Crown Castle ‡	1,665,423	152,386,204
Digital Realty Trust ‡	1,236,241	234,885,790
Equinix ‡	246,357	263,119,130
SBA Communications, Cl A ‡	384,236	78,061,386
		935,802,181
TOTAL UNITED STATES		1,616,500,063
TOTAL COMMON STOCK (Cost $1,708,101,517)		2,150,584,050

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.5%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $12,580,559 (collateralized by various U.S. Treasury Obligations, ranging in par value $519 - $982,492, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $12,794,291)	$12,576,702	12,576,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $2,458,019 (collateralized by various U.S. Treasury Obligations, ranging in par value $411,773 - $2,097,228, 1.625% - 4.125%, 11/30/2029 - 05/15/2031, with a total market value of $2,463,392)	$2,457,280	$2,457,280
Daiwa Capital Markets America, Inc. 3.610%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $754,829 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,276 - $431,637, 1.250% - 4.250%, 11/30/2026 - 08/15/2051, with a total market value of $760,913)	754,602	754,602
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $11,825,666 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,690 - $3,138,042, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $12,013,802)	11,822,100	11,822,100
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $11,825,676 (collateralized by various U.S. Government Obligations, ranging in par value $269,274 - $7,435,646, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $12,014,856)	11,822,100	11,822,100
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $2,263,681 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,237 - $452,684, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $2,304,882)	2,262,998	2,262,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 12/01/2025, repurchase price $11,825,666 (collateralized by various U.S. Government Obligations, ranging in par value $3,145 - $3,862,486, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $12,012,818)	$11,822,100	$11,822,100
TOTAL REPURCHASE AGREEMENTS (Cost $53,517,882)		53,517,882
TOTAL INVESTMENTS — 102.3% (Cost $1,761,619,399)		$2,204,101,932

Percentages are based on Net Assets of $2,154,213,984.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $53,403,491.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $53,517,882. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $1,585,292.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,150,584,050	$—	$—	$2,150,584,050
Repurchase Agreements	—	53,517,882	—	53,517,882
Total Investments in Securities	$2,150,584,050	$53,517,882	$—	$2,204,101,932

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 1.2%
Utilities — 1.2%
Cia de Saneamento de Minas Gerais Copasa MG	25,985	$270,782

CHINA — 6.7%
Industrials — 0.6%
Beijing Originwater Technology, Cl A	253,200	131,816

Materials — 0.4%
Vontron Technology, Cl A	56,400	107,187

Utilities — 5.7%
Beijing Capital Eco-Environment Protection Group, Cl A	1,001,300	466,482
Beijing Enterprises Water Group	535,040	185,688
Chengdu Xingrong Environment, Cl A	168,500	174,694
Chongqing Water Group, Cl A	115,300	73,667
Guangdong Investment	373,800	398,248
		1,298,779
TOTAL CHINA		1,537,782
JAPAN — 5.3%
Industrials — 5.3%
Kurita Water Industries	13,582	746,801
Nomura Micro Science	3,654	105,357
Organo	3,435	344,385

TOTAL JAPAN		1,196,543
SAUDI ARABIA — 0.7%
Utilities — 0.7%
AlKhorayef Water & Power Technologies	2,768	88,810
Miahona	17,998	71,942

TOTAL SAUDI ARABIA		160,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.2%
Materials — 1.2%
Keppel Infrastructure Trust	675,318	$280,643

SOUTH KOREA — 1.9%
Consumer Discretionary — 1.9%
Coway	7,128	425,693

UNITED KINGDOM — 11.0%
Utilities — 11.0%
Severn Trent PLC	25,929	1,038,041
United Utilities Group PLC	81,733	1,480,706

TOTAL UNITED KINGDOM		2,518,747
UNITED STATES — 72.0%
Consumer Staples — 3.6%
Primo Brands, Cl A	33,529	831,519

Industrials — 47.5%
A O Smith	14,046	796,689
Advanced Drainage Systems	6,610	919,848
Core & Main, Cl A *	19,425	960,566
Energy Recovery *	7,066	57,729
Ferguson Enterprises	7,746	1,750,364
Franklin Electric	5,235	515,020
Mueller Water Products, Cl A	21,134	532,788
NWPX Infrastructure *	1,282	151,225
Pentair PLC	19,969	1,414,604
Watts Water Technologies, Cl A	3,441	1,063,200
Xylem	15,804	1,731,170
Zurn Elkay Water Solutions	20,253	951,891
		10,845,094
Information Technology — 2.2%
Badger Meter	4,028	499,069

Utilities — 18.7%
American States Water	5,270	407,213
American Water Works	15,163	1,869,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Cadiz *	15,457	$75,430
California Water Service Group	8,123	366,347
Consolidated Water	2,051	61,899
Essential Utilities	28,446	1,049,373
H2O America	4,511	260,871
Middlesex Water	2,409	126,545
York Water	2,265	67,724
		4,284,545
TOTAL UNITED STATES		16,460,227
TOTAL COMMON STOCK (Cost $25,451,015)		22,851,169
TOTAL INVESTMENTS — 100.0% (Cost $25,451,015)		$22,851,169

Percentages are based on Net Assets of $22,851,395.

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,690,417	$160,752	$—	$22,851,169
Total Investments in Securities	$22,690,417	$160,752	$—	$22,851,169

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 3.1%
Materials — 3.1%
Nufarm *	129,972	$280,545

CANADA — 12.4%
Consumer Staples — 0.7%
Maple Leaf Foods	2,795	60,747

Materials — 11.7%
Nutrien	15,696	1,075,961

TOTAL CANADA		1,136,708
CHINA — 11.5%
Consumer Staples — 11.5%
Cheng De Lolo, Cl A	201,180	245,173
Hebei Yangyuan Zhihui Beverage, Cl A	60,800	384,325
V V Food & Beverage, Cl A	55,300	26,826
Yuan Longping High-tech Agriculture, Cl A	317,500	398,668

TOTAL CHINA		1,054,992
GERMANY — 4.0%
Health Care — 4.0%
Bayer	8,537	363,923

INDONESIA — 0.3%
Consumer Staples — 0.3%
Mayora Indah	279,400	28,769

JAPAN — 11.8%
Industrials — 11.8%
Kubota	60,792	1,085,312

MALAYSIA — 0.3%
Consumer Staples — 0.3%
Farm Fresh	48,000	27,965

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 1.4%
Consumer Staples — 1.4%
Sigma Foods, Cl A	135,300	$129,441

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	244,705	28,126

SAUDI ARABIA — 0.4%
Consumer Staples — 0.4%
Saudia Dairy & Foodstuff (A)	675	39,824

SOUTH KOREA — 0.3%
Consumer Staples — 0.3%
WooDeumGeeFarm *	41,829	24,759

SWITZERLAND — 0.3%
Consumer Staples — 0.3%
Bell Food Group	122	27,481

THAILAND — 0.1%
Consumer Staples — 0.1%
NR Instant Produce NVDR *(B)	568,300	4,540

UNITED STATES — 53.8%
Consumer Discretionary — 0.3%
GrowGeneration *	17,441	31,045

Consumer Staples — 10.0%
Archer-Daniels-Midland	4,657	371,535
Beyond Meat *(A)	181,768	143,324
Hain Celestial Group *	36,097	28,614
Oatly Group ADR *(A)	10,997	110,520
Sprouts Farmers Market *(A)	3,195	263,971
		917,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Cibus, Cl A *(A)	21,435	$30,866

Industrials — 27.1%
AGCO	3,687	413,976
CNH Industrial (A)	40,046	408,870
Deere	1,999	1,083,818
Lindsay	3,753	410,165
Titan Machinery *	7,703	168,080
		2,484,909
Materials — 16.1%
Corteva	13,663	1,069,540
FMC	29,476	402,642
		1,472,182
TOTAL UNITED STATES		4,936,966
TOTAL COMMON STOCK (Cost $8,996,861)		9,169,351

	Face Amount
REPURCHASE AGREEMENTS(C) — 8.3%
Bank of America Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $218,066 (collateralized by various U.S. Government Obligations, ranging in par value $236 - $34,647, 2.500% - 6.500%, 06/01/2033 - 09/20/2065, with a total market value of $221,470)	$218,000	218,000
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $249,076 (collateralized by various U.S. Treasury Obligations, ranging in par value $10 - $19,452, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $253,308)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $249,075 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $136 - $49,809, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $253,609)	$249,000	$249,000
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on, repurchase price $46,366 (collateralized by various U.S. Treasury Obligations, ranging in par value $284 - $26,143, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $47,275)	46,352	46,352
TOTAL REPURCHASE AGREEMENTS (Cost $762,352)		762,352
TOTAL INVESTMENTS — 108.3% (Cost $9,759,213)		$9,931,703

Percentages are based on Net Assets of $9,169,687.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $717,636.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $762,352. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$9,124,987	$39,824	$4,540	$9,169,351
Repurchase Agreements	—	762,352	—	762,352
Total Investments in Securities	$9,124,987	$802,176	$4,540	$9,931,703

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 12.6%
Information Technology — 12.6%
IREN *(A)	770,492	$48,957,062

CANADA — 1.6%
Information Technology — 1.6%
Hive Digital Technologies *(A)	921,390	4,160,318
Neptune Digital Assets *	1,361,777	1,057,748
WonderFi Technologies *	3,965,177	1,036,234

TOTAL CANADA		6,254,300
CAYMAN ISLANDS — 1.8%
Financials — 1.8%
Bullish *(A)	201,063	7,019,109

CHINA — 1.8%
Financials — 1.2%
Chaince Digital Holdings *(A)	189,064	1,555,997
OSL Group *(A)	2,073,200	2,909,791
		4,465,788
Information Technology — 0.6%
Canaan ADR *	3,335,791	1,378,683
Cango, Cl A *	2,339,737	1,031,824
		2,410,507
TOTAL CHINA		6,876,295
GERMANY — 0.6%
Financials — 0.2%
Bitcoin Group	28,030	934,192

Information Technology — 0.4%
Northern Data *(A)	73,044	1,406,446

TOTAL GERMANY		2,340,638

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.2%
Information Technology — 0.2%
Bitfire Group Holdings *	2,688,900	$730,773

ISRAEL — 2.3%
Financials — 2.3%
Etoro Group, Cl A *	215,574	9,049,796

UNITED STATES — 79.0%
Financials — 14.2%
Bakkt, Cl A *(A)	115,148	1,251,659
Coinbase Global, Cl A *	195,313	36,920,016
Galaxy Digital, Cl A *	539,449	15,956,902
Gemini Space Station, Cl A *(A)	231,368	1,219,309
		55,347,886
Information Technology — 64.8%
American Bitcoin, Cl A *	880,775	995,276
Applied Digital *	401,038	18,961,077
Bit Digital *	1,614,377	3,261,041
Bitdeer Technologies Group, Cl A *(A)	654,109	11,440,366
BitFuFu, Cl A *	464,636	864,223
BitMine Immersion Technologies (A)	1,267,239	24,419,695
BTCS	523,952	822,605
Cipher Digital *(A)	770,787	18,229,113
Circle Internet Group, Cl A *	391,508	44,240,404
Cleanspark *(A)	1,099,400	20,108,026
Core Scientific *(A)	671,855	18,039,307
Exodus Movement, Cl A *	120,124	855,283
Hut 8 *	182,492	22,837,498
Keel Infrastructure *	1,847,319	10,526,989
MARA Holdings *(A)	1,205,183	17,330,532
Riot Platforms *	753,808	20,435,735
Soluna Holdings *(A)	820,857	1,395,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TeraWulf *(A)	701,067	$17,919,272
		252,681,899
TOTAL UNITED STATES		308,029,785
TOTAL COMMON STOCK (Cost $347,282,897)		389,257,758

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.6%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,259,420 (collateralized by various U.S. Treasury Obligations, ranging in par value $176 - $332,644, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $4,331,783)	$4,258,114	4,258,114
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,003,834 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,588 - $1,062,452, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $4,067,532)	4,002,627	4,002,627
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $833,400 (collateralized by various U.S. Treasury Obligations, ranging in par value $289,228 - $581,424, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $845,066)	833,149	833,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,003,838 (collateralized by various U.S. Government Obligations, ranging in par value $91,168 - $2,517,499, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $4,067,889)	$4,002,627	$4,002,627
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $765,236 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $418 - $153,029, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $779,164)	765,005	765,005
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $255,564 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,566 - $144,097, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $260,576)	255,487	255,487
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,003,834 (collateralized by various U.S. Government Obligations, ranging in par value $1,065 - $1,307,728, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $4,067,199)	4,002,627	4,002,627
TOTAL REPURCHASE AGREEMENTS (Cost $18,119,636)		18,119,636
TOTAL INVESTMENTS — 104.5% (Cost $365,402,533)		$407,377,394

Percentages are based on Net Assets of $389,687,184.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Blockchain ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $65,817,484.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $18,119,636. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $48,692,230.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$389,257,758	$—	$—	$389,257,758
Repurchase Agreements	—	18,119,636	—	18,119,636
Total Investments in Securities	$389,257,758	$18,119,636	$—	$407,377,394

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 97.2%
CANADA — 6.0%
Industrials — 6.0%
Ballard Power Systems *	1,604,469	$10,092,110

CHINA — 3.8%
Industrials — 3.8%
Beijing Sinohytec, Cl H *	769,250	1,505,639
Jiangsu Guofu Hydrogen Energy Equipment, Cl H *(A)	1,311,550	3,728,447
Shanghai REFIRE Group, Cl H *	291,920	1,210,529

TOTAL CHINA		6,444,615
GERMANY — 4.8%
Industrials — 4.8%
SFC Energy *	292,343	8,000,004

JAPAN — 1.9%
Consumer Discretionary — 1.9%
Toyota Motor	163,133	3,117,348

NORWAY — 5.1%
Industrials — 5.1%
NEL *(A)	20,635,496	8,591,420

SINGAPORE — 0.6%
Materials — 0.6%
Nanofilm Technologies International	867,800	939,008

SOUTH KOREA — 19.6%
Consumer Discretionary — 1.3%
Iljin Hysolus ltd *	237,231	2,224,336

Industrials — 13.6%
Bumhan Fuel Cell *	80,061	1,734,566
Doosan Fuel Cell *	338,214	20,512,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
S-Prism *	86,519	$557,465
		22,804,811
Information Technology — 4.7%
MiCo *	74,224	1,009,683
Vina Tech *	69,122	6,834,225
		7,843,908
TOTAL SOUTH KOREA		32,873,055
SWEDEN — 3.1%
Industrials — 3.1%
PowerCell Sweden *(A)	1,397,695	5,189,179

UNITED KINGDOM — 20.2%
Industrials — 18.3%
Ceres Power Holdings PLC *	1,457,464	16,590,890
H-Power PLC *(A)	24,300,436	5,483,296
ITM Power PLC *	3,316,822	8,691,418
		30,765,604
Materials — 1.9%
Johnson Matthey PLC	112,799	3,223,393

TOTAL UNITED KINGDOM		33,988,997
UNITED STATES — 32.1%
Industrials — 30.3%
Bloom Energy, Cl A *	68,997	19,664,145
Cummins	4,556	2,946,046
FuelCell Energy *	334,264	7,240,158
Hyster-Yale	31,642	1,149,238
Plug Power *(A)	5,036,958	19,895,984
		50,895,571
Materials — 1.8%
Air Products & Chemicals	10,743	2,993,215

TOTAL UNITED STATES		53,888,786
TOTAL COMMON STOCK (Cost $100,165,750)		163,124,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 3.7%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,460,550 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $60 - $114,063, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $1,485,363)	$1,460,102	$1,460,102
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,372,909 (collateralized by various U.S. Treasury Obligations, ranging in par value $544 - $364,313, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $1,394,751)	1,372,495	1,372,495
Deutsche Bank Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $286,679 (collateralized by various U.S. Government Obligations, ranging in par value $99,491 - $200,003, 4.250% - 4.625%, 05/15/2039 - 02/15/2040, with a total market value of $290,692)	286,593	286,593
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,372,910 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $31,262 - $863,247, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $1,394,873)	1,372,495	1,372,495
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $261,492 (collateralized by various U.S. Government Obligations, ranging in par value $143 - $52,292, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $266,251)	261,413	261,413

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $87,633 (collateralized by various U.S. Treasury Obligations, ranging in par value $537 - $49,411, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $89,352)	$87,607	$87,607
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,372,909 (collateralized by various U.S. Treasury Obligations, ranging in par value $365 - $448,418, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $1,394,636)	1,372,495	1,372,495

TOTAL REPURCHASE AGREEMENTS (Cost $6,213,200)		6,213,200
TOTAL INVESTMENTS — 100.9% (Cost $106,378,950)		$169,337,722

Percentages are based on Net Assets of $167,863,835.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $22,531,666.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $6,213,200. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $16,759,874.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Hydrogen ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,124,522	$—	$—	$163,124,522
Repurchase Agreements	—	6,213,200	—	6,213,200
Total Investments in Securities	$163,124,522	$6,213,200	$—	$169,337,722

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 100.4%
AUSTRALIA — 0.7%
Industrials — 0.6%
Austal *	2,580,325	$7,463,328
DroneShield *(A)	10,132,716	24,714,831
Electro Optic Systems Holdings *(A)	1,834,785	14,693,065
		46,871,224
Information Technology — 0.1%
Elsight *	2,140,954	11,722,603

TOTAL AUSTRALIA		58,593,827
CANADA — 0.2%
Information Technology — 0.2%
Kraken Robotics *	3,432,341	18,537,706

FINLAND — 0.2%
Information Technology — 0.2%
Bittium	339,892	15,627,583

FRANCE — 4.7%
Industrials — 4.7%
Dassault Aviation	199,429	70,934,568
Exail Technologies *(A)	102,544	17,195,772
Thales	1,037,469	289,958,136

TOTAL FRANCE		378,088,476
GERMANY — 5.9%
Industrials — 5.9%
Hensoldt (A)	700,053	72,233,072
Rheinmetall	247,368	373,362,785
Tkms KGaA *	285,072	28,043,795

TOTAL GERMANY		473,639,652
ISRAEL — 3.7%
Industrials — 3.7%
Aryt Industries (A)	712,737	8,293,168

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Elbit Systems	318,023	$287,343,187

TOTAL ISRAEL		295,636,355
ITALY — 3.6%
Industrials — 3.6%
Leonardo	4,644,040	294,923,339

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics *(A)	—	—

NETHERLANDS — 0.5%
Industrials — 0.5%
CSG *	1,762,726	36,977,072

NORWAY — 2.1%
Industrials — 2.1%
Kongsberg Gruppen	4,768,181	171,464,929

SOUTH KOREA — 6.3%
Industrials — 6.3%
Hanwha Aerospace	374,435	291,448,079
Hanwha Systems	852,201	59,376,977
Korea Aerospace Industries	761,375	85,029,471
LIG Defense&Aerospace	142,010	75,481,095

TOTAL SOUTH KOREA		511,335,622
SWEDEN — 3.3%
Industrials — 3.3%
Saab, Cl B	4,276,092	263,653,554

TAIWAN — 0.0%
Industrials — 0.0%
CSBC Taiwan *	2,626,000	1,487,973

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.6%
Industrials — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret (A)	6,048,462	$50,116,365

UNITED KINGDOM — 6.0%
Industrials — 6.0%
Babcock International Group PLC	5,349,202	79,062,369
BAE Systems PLC	13,144,394	358,433,541
Chemring Group PLC	2,993,959	22,155,950
Cohort PLC (A)	—	—
QinetiQ Group PLC	4,250,449	28,847,387

TOTAL UNITED KINGDOM		488,499,247
UNITED STATES — 62.6%
Industrials — 52.9%
AeroVironment *	438,086	90,788,943
Amentum Holdings *	2,283,303	53,041,129
BlackSky Technology, Cl A *(A)	357,255	17,316,150
BWX Technologies	1,052,548	206,173,102
General Dynamics	1,824,952	632,929,853
Huntington Ingalls Industries	452,067	139,313,487
Karman Holdings *(A)	1,070,047	61,527,703
Kratos Defense & Security Solutions *	2,138,639	137,150,919
L3Harris Technologies	1,128,407	355,651,318
Leidos Holdings	1,444,673	184,629,209
Lockheed Martin	1,173,543	622,505,884
Mercury Systems *	684,243	76,429,943
Moog, Cl A	322,488	116,086,005
Northrop Grumman	1,126,345	634,898,150
Parsons *	1,219,193	72,054,306
Planet Labs PBC *	3,164,049	161,809,466
Red Cat Holdings *(A)	1,526,760	22,138,020
RTX	3,535,244	635,141,937
Voyager Technologies Inc, Cl A *(A)	589,277	29,186,890
York Space Systems *	1,210,161	39,499,655
		4,288,272,069
Information Technology — 9.7%
BigBear.ai Holdings *(A)	5,486,233	27,650,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
OSI Systems *	179,304	$38,864,142
Palantir Technologies, Cl A *	4,571,616	715,640,769
		782,155,525
TOTAL UNITED STATES		5,070,427,594
TOTAL COMMON STOCK (Cost $7,356,011,248)		8,129,009,294

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.2%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $22,963,755 (collateralized by various U.S. Treasury Obligations, ranging in par value $947 - $1,793,379, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $23,353,887)	$22,956,715	22,956,715
Citigroup Global Markets, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,486,096 (collateralized by various U.S. Treasury Obligations, ranging in par value $751,521 - $3,827,621, 1.625% - 4.125%, 11/30/2029 - 05/15/2031, with a total market value of $4,495,903)	4,484,747	4,484,747
Daiwa Capital Markets America, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $1,377,817 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,804 - $787,884, 1.250% - 4.250%, 11/30/2026 - 08/15/2051, with a total market value of $1,388,923)	1,377,403	1,377,403

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $21,585,822 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,560 - $5,727,983, 1.500% - 6.500%, 05/01/2031 - 05/01/2056, with a total market value of $21,929,232)	$21,579,312	$21,579,312
Natwest Markets Securities, Inc. 3.630%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $21,585,840 (collateralized by various U.S. Government Obligations, ranging in par value $491,515 - $13,572,558, 4.174% - 6.379%, 08/01/2035 - 08/01/2055, with a total market value of $21,931,156)	21,579,312	21,579,312
Nomura Securities International, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $4,132,595 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,257 - $826,423, 0.000% - 7.500%, 07/15/2026 - 02/15/2056, with a total market value of $4,207,813)	4,131,349	4,131,349
RBC Dominion Securities, Inc. 3.620%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $21,585,822 (collateralized by various U.S. Government Obligations, ranging in par value $5,740 - $7,050,338, 2.000% - 6.500%, 04/01/2039 - 05/01/2056, with a total market value of $21,927,436)	21,579,312	21,579,312
TOTAL REPURCHASE AGREEMENTS (Cost $97,688,150)		97,688,150
TOTAL INVESTMENTS — 101.6% (Cost $7,453,699,398)		$8,226,697,444

Percentages are based on Net Assets of $8,097,428,298.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Defense Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $152,575,832.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $97,688,150. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $65,528,000.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,078,892,929	$50,116,365	$—	$8,129,009,294
Repurchase Agreements	—	97,688,150	—	97,688,150
Total Investments in Securities	$8,078,892,929	$147,804,515	$—	$8,226,697,444

Amounts designated as “ —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 2.8%
Industrials — 1.3%
Aurizon Holdings	13,652	$41,157
Downer EDI	5,070	29,657
		70,814
Materials — 1.5%
BlueScope Steel	3,559	81,226

TOTAL AUSTRALIA		152,040
AUSTRIA — 1.2%
Industrials — 0.4%
Strabag	187	20,753

Materials — 0.8%
voestalpine	813	45,919

TOTAL AUSTRIA		66,672
BELGIUM — 0.6%
Industrials — 0.5%
Cenergy Holdings	495	14,429
Deme Group	53	11,467
		25,896
Materials — 0.1%
Viohalco	340	8,273

TOTAL BELGIUM		34,169
BRAZIL — 2.8%
Industrials — 2.0%
WEG	12,100	105,494

Materials — 0.8%
Gerdau ADR	10,007	45,031

TOTAL BRAZIL		150,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 7.6%
Industrials — 7.6%
AtkinsRealis Group, Cl Common Subs. Receipt	1,321	$79,363
Canadian National Railway	1,402	166,147
Canadian Pacific Kansas City	1,857	165,944

TOTAL CANADA		411,454
CHINA — 3.3%
Communication Services — 0.9%
China Tower, Cl H	37,240	47,135

Industrials — 1.6%
China Communications Services, Cl H	20,500	10,803
China Energy Engineering, Cl H	57,000	9,091
China Railway Group, Cl H	32,800	14,689
Sany Heavy Industry, Cl H *	5,400	13,367
Sigenergy Technology, Cl H *	470	29,085
Zoomlion Heavy Industry Science and Technology, Cl H	10,700	9,843
		86,878
Materials — 0.6%
Anhui Conch Cement, Cl H	9,607	23,327
Chuangxin Industries Holdings	3,500	8,311
Huaxin Building Materials Group, Cl H	2,400	4,489
		36,127
Utilities — 0.2%
Beijing Enterprises Water Group	32,000	11,106

TOTAL CHINA		181,246
DENMARK — 1.3%
Industrials — 1.3%
NKT *	436	69,781

FINLAND — 0.4%
Materials — 0.4%
Outokumpu	3,161	21,985

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 6.3%
Industrials — 6.1%
Eiffage	708	$103,069
Nexans	342	63,218
Vinci	1,134	165,482
		331,769
Materials — 0.2%
Vicat	140	10,341

TOTAL FRANCE		342,110
GERMANY — 3.2%
Materials — 3.2%
Heidelberg Materials	790	175,898

GREECE — 0.4%
Industrials — 0.4%
GEK TERNA	480	23,952

HONG KONG — 0.2%
Industrials — 0.2%
REPT BATTERO Energy, Cl H *	4,400	8,539

INDIA — 19.5%
Communication Services — 0.8%
Indus Towers *	9,894	46,038

Industrials — 6.4%
GE Vernova T&D India	1,010	54,738
KEI Industries	500	27,724
Larsen & Toubro	3,903	167,480
Polycab India	575	57,364
Rail Vikas Nigam	4,625	11,949
Siemens Energy India	720	29,346
		348,601
Materials — 12.3%
Ambuja Cements	6,525	30,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Dalmia Bharat	607	$11,170
Hindalco Industries	11,433	135,596
Jindal Stainless	2,072	14,943
Jindal Steel	3,050	38,758
JK Cement	341	18,561
JSW Steel	7,127	95,877
Shree Cement	80	21,284
Steel Authority of India	11,776	25,333
Tata Steel	67,534	147,878
UltraTech Cement	933	112,765
Welspun	948	13,740
		666,665
TOTAL INDIA		1,061,304
ISRAEL — 0.7%
Industrials — 0.7%
Shapir Engineering and Industry *	1,264	20,623
Shikun & Binui *	2,537	19,646

TOTAL ISRAEL		40,269
ITALY — 4.5%
Communication Services — 0.3%
Infrastrutture Wireless Italiane	2,151	16,768

Energy — 0.9%
Saipem	10,153	48,814

Industrials — 3.3%
Maire	1,147	19,596
Prysmian	922	159,238
		178,834
TOTAL ITALY		244,416
JAPAN — 12.7%
Industrials — 5.9%
COMSYS Holdings	850	28,988
EXEO Group	1,368	24,457
Fujikura	5,250	157,345

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hitachi Construction Machinery	818	$26,715
INFRONEER Holdings	1,369	21,087
JGC Holdings	1,600	27,424
Penta-Ocean Construction	1,893	21,149
PowerX *	530	12,835
		320,000
Materials — 6.8%
JFE Holdings	4,435	47,376
Nippon Steel	35,823	127,504
Shin-Etsu Chemical	3,633	177,051
Yamato Kogyo	244	18,063
		369,994
TOTAL JAPAN		689,994
LUXEMBOURG — 3.1%
Materials — 3.1%
ArcelorMittal	2,431	168,283

MALAYSIA — 0.7%
Industrials — 0.7%
Gamuda	33,300	35,274

MEXICO — 3.1%
Materials — 3.1%
Cemex ADR	11,767	154,030
Ternium ADR	350	16,887

TOTAL MEXICO		170,917
NETHERLANDS — 1.5%
Industrials — 1.5%
Aalberts	746	34,160
IMCD	477	49,174

TOTAL NETHERLANDS		83,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 0.4%
Industrials — 0.4%
Budimex	104	$20,083

SOUTH KOREA — 8.8%
Industrials — 5.7%
Doosan Enerbility *	2,176	152,479
Gaon Cable	25	5,342
Iljin Electric	208	12,822
KEPCO Engineering & Construction	151	13,457
LS Electric	613	98,235
Taihan Cable & Solution *	875	26,389
		308,724
Materials — 3.1%
Hyundai Steel	673	17,930
POSCO Holdings	543	152,595
		170,525
TOTAL SOUTH KOREA		479,249
SPAIN — 3.5%
Communication Services — 2.8%
Cellnex Telecom	4,478	150,603

Industrials — 0.4%
Sacyr	4,679	25,401

Utilities — 0.3%
Grenergy Renovables *	109	15,645

TOTAL SPAIN		191,649
SWEDEN — 1.0%
Materials — 1.0%
SSAB, Cl B	4,974	51,274

TAIWAN — 1.2%
Materials — 1.2%
Asia Cement	20,240	21,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
TCC Group Holdings	55,683	$43,373

TOTAL TAIWAN		65,341
TANZANIA — 0.4%
Communication Services — 0.4%
Helios Towers PLC *	6,704	21,200

TURKEY — 0.7%
Industrials — 0.3%
Enka Insaat ve Sanayi	6,764	14,813

Materials — 0.4%
Eregli Demir ve Celik Fabrikalari	26,598	22,708

TOTAL TURKEY		37,521
UNITED ARAB EMIRATES — 0.2%
Industrials — 0.2%
NMDC Group PJSC	2,025	10,872

UNITED STATES — 7.5%
Industrials — 3.0%
Ferrovial	2,361	161,729

Materials — 4.5%
Acerinox	1,454	26,893
Buzzi	595	32,287
Holcim	1,704	168,841
Titan	283	16,843
		244,864
TOTAL UNITED STATES		406,593
TOTAL COMMON STOCK (Cost $4,466,899)		5,415,944
TOTAL INVESTMENTS — 99.6% (Cost $4,466,899)		$5,415,944

Percentages are based on Net Assets of $5,438,944.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,367,551	$48,393	$—	$5,415,944
Total Investments in Securities	$5,367,551	$48,393	$—	$5,415,944

Amounts designated as “ —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — 100.3%
CANADA — 0.3%
Information Technology — 0.3%
D-Wave Quantum *	16,112	$485,616
POET Technologies *	7,787	95,702

TOTAL CANADA		581,318
FRANCE — 0.0%
Information Technology — 0.0%
2CRSI *	460	27,699

NETHERLANDS — 5.1%
Information Technology — 5.1%
ASML Holding	5,863	9,455,612
Nebius Group, Cl A *	9,203	2,126,721

TOTAL NETHERLANDS		11,582,333
SOUTH KOREA — 5.1%
Information Technology — 5.1%
SK hynix	7,481	11,581,402

TAIWAN — 15.9%
Information Technology — 15.9%
Accton Technology	22,448	1,741,349
Alchip Technologies	3,776	532,188
MediaTek	69,577	9,572,932
Mitac Holdings	48,826	138,410
Quanta Computer	125,687	1,360,166
Taiwan Semiconductor Manufacturing ADR	52,591	22,006,704
Wiwynn	5,089	884,570

TOTAL TAIWAN		36,236,319
UNITED STATES — 73.9%
Industrials — 2.4%
Vertiv Holdings, Cl A	17,069	5,388,854

Information Technology — 71.5%
Advanced Micro Devices *	20,477	10,568,180
Ambarella *	1,867	134,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Arista Networks *	47,139	$7,517,256
ARM Holdings PLC ADR *	31,233	11,034,307
Astera Labs *	6,327	2,169,212
Broadcom	51,369	22,950,128
Cadence Design Systems *	12,417	4,655,506
Cisco Systems	79,506	9,574,112
CoreWeave, Cl A *	15,108	1,654,779
Credo Technology Group Holding *	7,494	1,768,809
Hewlett Packard Enterprise	59,658	2,567,680
Intel *	79,884	9,161,097
IonQ *	16,458	1,186,128
Marvell Technology	39,252	8,046,660
Micron Technology	28,328	27,506,488
Monolithic Power Systems	2,137	3,346,991
NetApp	8,880	1,547,695
NVIDIA	98,797	20,859,999
QUALCOMM	40,197	10,090,251
Quantum Computing *	8,950	107,042
Rambus *	4,850	705,481
Rigetti Computing *	14,700	375,438
Super Micro Computer *	23,395	1,078,275
Synopsys *	8,258	3,927,670
		162,533,944
TOTAL UNITED STATES		167,922,798
TOTAL COMMON STOCK (Cost $195,307,889)		227,931,869
TOTAL INVESTMENTS — 100.3% (Cost $195,307,889)		$227,931,869

Percentages are based on Net Assets of $227,244,865.

*	Non-income producing security.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Space Tech

	Shares	Value
COMMON STOCK — 100.1%
CANADA — 4.6%
Communication Services — 0.3%
Telesat *	4,409	$239,012

Industrials — 4.3%
MDA Space *	64,995	2,900,724

TOTAL CANADA		3,139,736
CHINA — 0.2%
Communication Services — 0.2%
APT Satellite Holdings	310,000	136,461

ISRAEL — 1.4%
Information Technology — 1.4%
Gilat Satellite Networks *	53,552	919,488

ITALY — 2.3%
Industrials — 2.3%
Avio	30,378	1,526,823

JAPAN — 4.8%
Industrials — 4.8%
Astroscale Holdings *	75,240	1,294,569
Axelspace Holdings *	34,812	189,160
Ispace *	94,828	399,708
QPS Holdings *	32,500	828,884
Synspective *	45,550	542,514

TOTAL JAPAN		3,254,835
LUXEMBOURG — 4.4%
Communication Services — 4.4%
SES, Cl A	269,643	2,971,979

POLAND — 0.6%
Industrials — 0.6%
Creotech Instruments *	1,384	396,651

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Space Tech

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.5%
Information Technology — 0.5%
Addvalue Technologies *	2,051,900	$321,778

SOUTH KOREA — 1.8%
Industrials — 1.0%
Contec *	8,121	93,982
Innospace *	11,332	115,651
Lumir *	7,032	51,795
Satrec Initiative	5,004	443,951
		705,379
Information Technology — 0.8%
Intellian Technologies	6,084	537,346

TOTAL SOUTH KOREA		1,242,725
SWEDEN — 0.7%
Communication Services — 0.7%
Ovzon *	66,986	486,076

UNITED KINGDOM — 1.2%
Information Technology — 1.2%
Filtronic *	155,140	815,569

UNITED STATES — 77.6%
Communication Services — 18.5%
AST SpaceMobile, Cl A *	58,756	6,663,518
Globalstar *	33,722	2,839,730
Iridium Communications	57,309	2,967,460
		12,470,708
Industrials — 53.8%
BlackSky Technology, Cl A *	26,052	1,262,740
Firefly Aerospace *	56,544	2,628,731
Intuitive Machines, Cl A *	73,156	3,206,428
Planet Labs PBC *	140,245	7,172,129
Redwire *	157,603	3,872,306
Rocket Lab *	91,686	13,155,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Space Tech

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Satellogic, Cl A *	81,156	$771,794
Sidus Space, Cl A *	68,061	334,180
Spire Global, Cl A *	26,955	615,652
Virgin Galactic Holdings *	79,407	490,735
York Space Systems *	88,255	2,880,643
		36,390,445
Information Technology — 5.3%
Frequency Electronics *	7,329	556,124
Viasat *	37,566	3,028,571
		3,584,695
TOTAL UNITED STATES		52,445,848
TOTAL COMMON STOCK (Cost $63,771,409)		67,657,969

	Face Amount
U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Bills 3.636%, 06/30/2026(A)	$15,000,000	14,956,183
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,957,700)		14,956,183

	Number of Rights
RIGHTS — 0.0%
South Korea — 0.0%
Innospace*(B) Expires 06/08/26 (Cost –)	517	1,317

TOTAL RIGHTS (Cost $–)		1,317
TOTAL INVESTMENTS — 122.2% (Cost $78,729,109)		$82,615,469

Percentages are based on Net Assets of $67,590,132.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Space Tech

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$67,657,969	$—	$—	$67,657,969
U.S. Treasury Obligations	—	14,956,183	—	14,956,183
Rights	—	—	1,317	1,317
Total Investments in Securities	$67,657,969	$14,956,183	$1,317	$82,615,469

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “ —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Millennial Consumer ETF		Global X Aging Population ETF	Global X FinTech ETF		Global X Internet of Things ETF
Assets:
Cost of Investments	$108,601,140		$81,310,096	$264,905,797		$172,866,769
Cost of Repurchase Agreement	—		—	5,141,434		2,118,997
Cost (Proceeds) of Foreign Currency	—		(506)	—		—
Investments, at Value	$97,671,989	*	$81,608,398	$195,360,973	*	$251,163,028	*
Repurchase Agreement, at Value	—		—	5,141,434		2,118,997
Cash	48,072		34,883	152,857		—
Dividend, Interest, and Securities Lending Income Receivable	26,593		76,902	41,850		213,488
Unrealized Appreciation on Spot Contracts	—		—	42		10
Receivable for Investment Securities Sold	—		—	764,010		51,114
Reclaim Receivable	—		136,371	154,103		195,357
Total Assets	97,746,654		81,856,554	201,615,269		253,741,994
Liabilities:
Obligation to Return Securities Lending Collateral	278,824		—	5,141,434		2,118,997
Payable due to Investment Adviser	40,905		34,795	110,265		135,955
Payable for Capital Shares Redeemed	—		—	767,972		—
Overdraft of Foreign Currency	—		507	—		—
Cash Overdraft	—		—	—		80,746
Due to Custodian	14		3	63		315
Total Liabilities	319,743		35,305	6,019,734		2,336,013
Net Assets	$97,426,911		$81,821,249	$195,595,535		$251,405,981
Net Assets Consist of:
Paid-in Capital	$126,966,528		$82,197,525	$499,476,003		$190,098,561
Total Distributable Earnings (Accumulated Losses)	(29,539,617)		(376,276)	(303,880,468)		61,307,420
Net Assets	$97,426,911		$81,821,249	$195,595,535		$251,405,981
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,240,000		2,330,000	7,440,000		4,900,000
Net Asset Value, Offering and Redemption Price Per Share	$43.49		$35.12	$26.29		$51.31
*Includes Market Value of Securities on Loan	$280,433		$—	$17,386,660		$5,810,461

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF		Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
Assets:
Cost of Investments	$2,925,026,701		$9,794,677,742	$389,516,220		$7,359,135,041
Cost of Affiliated Investments	—		208,969,738	—		—
Cost of Repurchase Agreement	101,681,371		—	8,351,600		60,615,230
Cost (Proceeds) of Foreign Currency	—		—	53,288		460,738
Investments, at Value	$3,727,605,567	*	$13,333,759,931	$476,017,023	*	$10,850,089,789	*
Affiliated Investments, at Value	—		198,395,326	—		—
Repurchase Agreement, at Value	101,681,371		—	8,351,600		60,615,230
Cash	4,808,122		437,965	230,162		16,288,230
Foreign Currency, at Value	—		—	53,303		460,729
Reclaim Receivable	7,908,586		478,089	543,100		903,798
Dividend, Interest, and Securities Lending Income Receivable	4,858,851		12,340,512	445,601		5,685,729
Receivable for Capital Shares Sold	—		—	—		10,078,501
Receivable for Variation Margin on Futures Contracts	55,020		—	—		—
Total Assets	3,846,917,517		13,545,411,823	485,640,789		10,944,122,006
Liabilities:
Obligation to Return Securities Lending Collateral	101,681,371		—	8,351,600		60,615,230
Payable due to Investment Adviser	2,128,325		5,353,160	254,077		5,591,292
Overdraft of Foreign Currency	19,377		—	—		—
Payable for Investment Securities Purchased	—		—	—		15,034,406
Unrealized Depreciation on Spot Contracts	—		—	29		25,815
Due to Custodian	144		119	1		—
Custodian Fees Payable	—		—	—		4
Total Liabilities	103,829,217		5,353,279	8,605,707		81,266,747
Net Assets	$3,743,088,300		$13,540,058,544	$477,035,082		$10,862,855,259
Net Assets Consist of:
Paid-in Capital	$3,756,574,006		$10,362,556,662	$632,760,338		$7,107,438,565
Total Distributable Earnings (Accumulated Losses)	(13,485,706)		3,177,501,882	(155,725,256)		3,755,416,694
Net Assets	$3,743,088,300		$13,540,058,544	$477,035,082		$10,862,855,259
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	93,240,000		240,480,000	11,470,002		161,680,002
Net Asset Value, Offering and Redemption Price Per Share	$40.14		$56.30	$41.59		$67.19
*Includes Market Value of Securities on Loan	$267,414,297		$11,803,885	$30,693,074		$98,907,529

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Cybersecurity ETF		Global X Dorsey Wright Thematic ETF
Assets:
Cost of Investments	$68,083,875		$335,343,117		$1,061,674,753		$—
Cost of Affiliated Investments	—		—		—		6,396,045
Cost of Repurchase Agreement	1,700,474		—		13,767,085		1,753,706
Investments, at Value	$59,137,586	*	$269,000,921	*	$1,173,374,736	*	$—
Affiliated Investments, at Value	—		—		—		8,521,814
Repurchase Agreement, at Value	1,700,474		—		13,767,085		1,753,706
Cash	73,710		349,306		840,129		—
Receivable for Capital Shares Sold	3,472,483		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	4,799		61,154		633,058		1,510
Reclaim Receivable	—		1,339		6,069		—
Receivable due from Investment Adviser	—		—		—		570
Receivable for Variation Margin on Futures Contracts	—		—		3,930		—
Total Assets	64,389,052		269,412,720		1,188,625,007		10,277,600
Liabilities:
Obligation to Return Securities Lending Collateral	1,700,474		517,335		13,767,085		1,753,706
Payable for Investment Securities Purchased	3,403,633		—		—		—
Payable due to Investment Adviser	22,452		144,781		445,572		—
Cash Overdraft	—		—		—		9,814
Custodian Fees Payable	56		—		131		9
Total Liabilities	5,126,615		662,116		14,212,788		1,763,529
Net Assets	$59,262,437		$268,750,604		$1,174,412,219		$8,514,071
Net Assets Consist of:
Paid-in Capital	$195,369,064		$662,361,050		$1,271,262,236		$62,343,330
Total Accumulated Losses	(136,106,627)		(393,610,446)		(96,850,017)		(53,829,259)
Net Assets	$59,262,437		$268,750,604		$1,174,412,219		$8,514,071
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,194,672		11,060,000		32,350,000		280,000
Net Asset Value, Offering and Redemption Price Per Share	$49.61		$24.30		$36.30		$30.41
*Includes Market Value of Securities on Loan	$6,768,940		$202,350		$23,046,344		$1,710,913

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Video Games & Esports ETF	Global X HealthTech ETF		Global X ClimateTech ETF		Global X Data Center & Digital Infrastructure ETF
Assets:
Cost of Investments	$87,302,468	$41,197,034		$48,877,430		$1,708,101,517
Cost of Repurchase Agreement	—	—		2,867,048		53,517,882
Cost (Proceeds) of Foreign Currency	(727)	1		—		—
Investments, at Value	$69,297,486 *	$26,115,083	*	$33,797,769	*	$2,150,584,050	*
Repurchase Agreement, at Value	—	—		2,867,048		53,517,882
Cash	17,078	2,576		24,035		3,236,760
Foreign Currency, at Value	—	1		—		—
Dividend, Interest, and Securities Lending Income Receivable	256,202	36,059		1,958		3,315,638
Reclaim Receivable	17,552	14,799		13,545		—
Unrealized Appreciation on Spot Contracts	—	—		7		—
Receivable for Capital Shares Sold	—	—		—		10,077,035
Total Assets	69,588,318	26,168,518		36,704,362		2,220,731,365
Liabilities:
Obligation to Return Securities Lending Collateral	4,993,241	1,116,453		2,867,048		53,517,882
Payable due to Investment Adviser	28,807	10,539		13,391		812,319
Overdraft of Foreign Currency	714	—		—		—
Payable for Investment Securities Purchased	—	—		10,686		12,180,124
Unrealized Depreciation on Spot Contracts	—	—		41		7,018
Custodian Fees Payable	30	65		—		38
Total Liabilities	5,022,792	1,127,057		2,891,166		66,517,381
Net Assets	$64,565,526	$25,041,461		$33,813,196		$2,154,213,984
Net Assets Consist of:
Paid-in Capital	$181,790,035	$191,895,342		$121,978,728		$1,576,964,654
Total Distributable Earnings (Accumulated Losses)	(117,224,509)	(166,853,881)		(88,165,532)		577,249,330
Net Assets	$64,565,526	$25,041,461		$33,813,196		$2,154,213,984
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,520,000	999,868		439,925		68,410,000
Net Asset Value, Offering and Redemption Price Per Share	$25.62	$25.04		$76.86		$31.49
*Includes Market Value of Securities on Loan	$4,913,615	$1,093,119		$3,948,054		$53,403,491

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF		Global X Blockchain ETF		Global X Hydrogen ETF
Assets:
Cost of Investments	$25,451,015	$8,996,861		$347,282,897		$100,165,750
Cost of Repurchase Agreement	—	762,352		18,119,636		6,213,200
Cost (Proceeds) of Foreign Currency	(176)	12,707		3		(579)
Investments, at Value	$22,851,169	$9,169,351	*	$389,257,758	*	$163,124,522	*
Repurchase Agreement, at Value	—	762,352		18,119,636		6,213,200
Cash	—	9,778		545,530		1,176,403
Foreign Currency, at Value	—	12,712		3		—
Receivable for Investment Securities Sold	928,153	929,457		—		27,226,292
Dividend, Interest, and Securities Lending Income Receivable	89,137	4,736		41,768		137,172
Reclaim Receivable	504	1,073		—		3,421
Unrealized Appreciation on Spot Contracts	—	—		—		7,021
Total Assets	23,868,963	10,889,459		407,964,695		197,888,031
Liabilities:
Obligation to Return Securities Lending Collateral	—	762,352		18,119,636		6,213,200
Payable for Capital Shares Redeemed	936,566	—		—		—
Payable due to Investment Adviser	10,542	3,936		156,649		58,897
Payable for Investment Securities Purchased	9,777	953,355		—		23,751,512
Overdraft of Foreign Currency	175	—		—		573
Unrealized Depreciation on Spot Contracts	13	129		—		—
Cash Overdraft	60,493	—		—		—
Custodian Fees Payable	2	—		1,226		14
Total Liabilities	1,017,568	1,719,772		18,277,511		30,024,196
Net Assets	$22,851,395	$9,169,687		$389,687,184		$167,863,835
Net Assets Consist of:
Paid-in Capital	$25,350,486	$14,004,202		$442,142,199		$148,841,946
Total Distributable Earnings (Accumulated Losses)	(2,499,091)	(4,834,515)		(52,455,015)		19,021,889
Net Assets	$22,851,395	$9,169,687		$389,687,184		$167,863,835
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,220,000	263,283		4,235,860		2,389,895
Net Asset Value, Offering and Redemption Price Per Share	$18.73	$34.83		$92.00		$70.24
*Includes Market Value of Securities on Loan	$—	$717,636		$65,817,484		$22,531,666

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Defense Tech ETF		Global X Infrastructure Development ex- U.S. ETF	Global X AI Semiconductor & Quantum ETF	Global X Space Tech ETF
Assets:
Cost of Investments	$7,356,011,248		$4,466,899	$195,307,889	$78,729,109
Cost of Repurchase Agreement	97,688,150		—	—	—
Cost (Proceeds) of Foreign Currency	(15,400)		(55,324)	—	1,933
Investments, at Value	$8,129,009,294	*	$5,415,944	$227,931,869	$82,615,469
Repurchase Agreement, at Value	97,688,150		—	—	—
Cash	8,752,903		—	—	—
Foreign Currency, at Value	—		—	—	1,933
Receivable for Investment Securities Sold	865,006,741		1,431,370	46,465,584	13,091,684
Receivable for Capital Shares Sold	108,893,759		339,443	29,640,967	6,993,638
Dividend, Interest, and Securities Lending Income Receivable	8,099,656		15,498	2,853	—
Reclaim Receivable	299,852		1,247	—	—
Unrealized Appreciation on Spot Contracts	—		235	—	—
Total Assets	9,217,750,355		7,203,737	304,041,273	102,702,724
Liabilities:
Obligation to Return Securities Lending Collateral	97,688,150		—	—	—
Payable for Investment Securities Purchased	1,019,285,568		1,324,223	43,434,118	27,752,704
Payable due to Investment Adviser	3,305,658		2,544	68,622	10,541
Unrealized Depreciation on Spot Contracts	26,749		—	5,806	4,183
Overdraft of Foreign Currency	15,929		55,324	—	—
Payable for Capital Shares Redeemed	—		340,076	30,306,676	6,760,227
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		11,875	—	—
Cash Overdraft	—		30,751	2,980,855	584,924
Custodian Fees Payable	3		—	331	13
Total Liabilities	1,120,322,057		1,764,793	76,796,408	35,112,592
Net Assets	$8,097,428,298		$5,438,944	$227,244,865	$67,590,132
Net Assets Consist of:
Paid-in Capital	$7,531,378,944		$4,224,237	$183,893,934	$61,418,227
Total Distributable Earnings	566,049,354		1,214,707	43,350,931	6,171,905
Net Assets	$8,097,428,298		$5,438,944	$227,244,865	$67,590,132
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	119,760,000		160,000	2,250,000	900,000
Net Asset Value, Offering and Redemption Price Per Share	$67.61		$33.99	$101.00	$75.10
*Includes Market Value of Securities on Loan	$152,575,832		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF	Global X Internet of Things ETF
Investment Income:
Dividend Income	$379,601	$729,451	$925,529	$1,158,123
Interest Income	1,217	1,425	787	2,177
Security Lending Income, Net	981	—	84,637	149,502
Less: Foreign Taxes Withheld	—	(48,056)	(7,665)	(55,113)
Total Investment Income	381,799	682,820	1,003,288	1,254,689
Expenses:
Supervision and Administration Fees(1)	256,152	201,969	732,227	703,647
Custodian Fees(2)	16	616	13,323	2,159
Total Expenses	256,168	202,585	745,550	705,806
Net Investment Income	125,631	480,235	257,738	548,883
Net Realized Gain (Loss) on:
Investments(3)	(1,233,564)	3,960,426	(30,324,252)	8,923,579
Foreign Currency Transactions	—	(139)	1,464	10,169
Net Realized Gain (Loss)	(1,233,564)	3,960,287	(30,322,788)	8,933,748
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,303,363)	(7,837,175)	(6,825,553)	63,874,693
Foreign Currency Translations	—	3,856	(3,692)	(3,658)
Net Change in Unrealized Appreciation (Depreciation)	(6,303,363)	(7,833,319)	(6,829,245)	63,871,035
Net Realized and Unrealized Gain (Loss)	(7,536,927)	(3,873,032)	(37,152,033)	72,804,783
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,411,296)	$(3,392,797)	$(36,894,295)	$73,353,666

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Investment Income:
Dividend Income	$12,519,191	$61,453,975	$1,876,480	$32,285,002
Dividend Income, from Affiliated Investments	—	680,973	—	—
Interest Income	77,484	131,835	5,976	123,334
Security Lending Income, Net	2,025,565	11,383	434,394	463,329
Less: Foreign Taxes Withheld	(1,408,238)	—	(134,040)	(2,572,892)
Total Investment Income	13,214,002	62,278,166	2,182,810	30,298,773
Expenses:
Supervision and Administration Fees(1)	11,308,650	27,444,506	1,242,033	27,102,922
Custodian Fees(2)	15,401	2,470	2,221	56,520
Total Expenses	11,324,051	27,446,976	1,244,254	27,159,442
Net Investment Income	1,889,951	34,831,190	938,556	3,139,331
Net Realized Gain (Loss) on:
Investments(3)	(156,129,220)	531,499,908	9,567,302	375,588,250
Affiliated Investments	—	3,299,209	—	—
Futures Contracts	116,334	578,726	—	—
Foreign Currency Transactions	(743,038)	—	(36,851)	(5,103,950)
Net Realized Gain (Loss)	(156,755,924)	535,377,843	9,530,451	370,484,300
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	597,890,731	1,174,159,338	122,715,075	2,275,006,349
Affiliated Investments	—	22,365,634	—	—
Futures Contracts	2,505,351	(338,131)	—	—
Foreign Currency Translations	335,658	—	10,666	13,786
Net Change in Unrealized Appreciation (Depreciation)	600,731,740	1,196,186,841	122,725,741	2,275,020,135
Net Realized and Unrealized Gain (Loss)	443,975,816	1,731,564,684	132,256,192	2,645,504,435
Net Increase in Net Assets Resulting from Operations	$445,865,767	$1,766,395,874	$133,194,748	$2,648,643,766

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cybersecurity ETF	Global X Dorsey Wright Thematic ETF
Investment Income:
Dividend Income	$201,360	$218,900	$2,262,393	$—
Dividend Income, from Affiliated Investments	—	—	—	71,562
Interest Income	819	2,798	9,819	51
Security Lending Income, Net	9,761	18,841	968,830	7,388
Less: Foreign Taxes Withheld	—	(1,563)	(167,179)	—
Total Investment Income	211,940	238,976	3,073,863	79,001
Expenses:
Supervision and Administration Fees(1)	129,572	793,739	2,285,704	19,640
Custodian Fees(2)	747	145	27,446	38
Total Expenses	130,319	793,884	2,313,150	19,678
Net Investment Income (Loss)	81,621	(554,908)	760,713	59,323
Net Realized Gain (Loss) on:
Investments(3)	2,642,505	(17,882,826)	109,402,715	—
Affiliated Investments	—	—	—	(589,811)
Futures Contracts	—	—	(21,625)	—
Foreign Currency Transactions	(400)	(6,916)	(38,894)	—
Payment from Adviser(4)	—	—	—	23,515
Net Realized Gain (Loss)	2,642,105	(17,889,742)	109,342,196	(566,296)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,678,675	35,285,674	78,790,232	—
Affiliated Investments	—	—	—	1,899,832
Futures Contracts	—	—	200,650	—
Foreign Currency Translations	—	(7)	7,994	—
Net Change in Unrealized Appreciation (Depreciation)	1,678,675	35,285,667	78,998,876	1,899,832
Net Realized and Unrealized Gain (Loss)	4,320,780	17,395,925	188,341,072	1,333,536
Net Increase in Net Assets Resulting from Operations	$4,402,401	$16,841,017	$189,101,785	$1,392,859

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Video Games & Esports ETF	Global X HealthTech ETF	Global X ClimateTech ETF	Global X Data Center & Digital Infrastructure ETF
Investment Income:
Dividend Income	$642,824	$51,684	$64,668	$10,841,365
Interest Income	1,402	280	271	21,985
Security Lending Income, Net	45,791	1,972	32,474	186,863
Less: Foreign Taxes Withheld	(49,515)	(6,191)	(8,365)	(249,161)
Total Investment Income	640,502	47,745	89,048	10,801,052
Expenses:
Supervision and Administration Fees(1)	223,747	83,571	70,320	3,023,782
Custodian Fees(2)	217	82	132	18,475
Total Expenses	223,964	83,653	70,452	3,042,257
Net Investment Income (Loss)	416,538	(35,908)	18,596	7,758,795
Net Realized Gain (Loss) on:
Investments(3)	(6,272,421)	(4,667,640)	(515,568)	145,911,604
Foreign Currency Transactions	10,948	(608)	(6,509)	(960,464)
Net Realized Gain (Loss)	(6,261,473)	(4,668,248)	(522,077)	144,951,140
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,813,413)	(4,317,981)	10,023,951	379,442,690
Foreign Currency Translations	3,965	(16)	16	(6,132)
Net Change in Unrealized Appreciation (Depreciation)	(11,809,448)	(4,317,997)	10,023,967	379,436,558
Net Realized and Unrealized Gain (Loss)	(18,070,921)	(8,986,245)	9,501,890	524,387,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,654,383)	$(9,022,153)	$9,520,486	$532,146,493

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Investment Income:
Dividend Income	$268,172	$70,776	$44,941	$69,368
Interest Income	1,103	310	7,633	2,263
Security Lending Income, Net	—	4,702	451,285	1,143,418
Less: Foreign Taxes Withheld	(4,180)	(6,022)	—	(2,095)
Total Investment Income	265,095	69,766	503,859	1,212,954
Expenses:
Supervision and Administration Fees(1)	64,101	18,536	754,267	188,871
Custodian Fees(2)	331	30	1,476	619
Total Expenses	64,432	18,566	755,743	189,490
Net Investment Income (Loss)	200,663	51,200	(251,884)	1,023,464
Net Realized Gain (Loss) on:
Investments(3)	619,520	(76,273)	86,890,201	3,595,013
Foreign Currency Transactions	(1,484)	(287)	3,246	(42,787)
Net Realized Gain (Loss)	618,036	(76,560)	86,893,447	3,552,226
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,390,580)	820,529	(44,020,078)	59,598,636
Foreign Currency Translations	344	(120)	5	9,036
Net Change in Unrealized Appreciation (Depreciation)	(2,390,236)	820,409	(44,020,073)	59,607,672
Net Realized and Unrealized Gain (Loss)	(1,772,200)	743,849	42,873,374	63,159,898
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,571,537)	$795,049	$42,621,490	$64,183,362

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Defense Tech ETF	Global X Infrastructure Development ex-U.S. ETF	Global X AI Semiconductor & Quantum ETF	Global X Space Tech ETF (1)
Investment Income:
Dividend Income	$42,723,895	$63,656	$60,904	$2,606
Interest Income	96,862	211	481	70
Security Lending Income, Net	489,228	—	—	—
Reclaim Income	—	3,279	—	—
Less: Foreign Taxes Withheld	(2,379,511)	(10,195)	(6,457)	(678)
Total Investment Income	40,930,474	56,951	54,928	1,998
Expenses:
Supervision and Administration Fees(2)	17,853,076	13,808	109,370	11,724
Custodian Fees(3)	1,489	2	350	13
Total Expenses	17,854,565	13,810	109,720	11,737
Net Investment Income (Loss)	23,075,909	43,141	(54,792)	(9,739)
Net Realized Gain (Loss) on:
Investments(4)	(164,557,937)	353,787	10,897,043	2,295,952
Foreign Currency Transactions	(276,027)	(849)	(48,025)	1,729
Net Realized Gain (Loss)	(164,833,964)	352,938	10,849,018	2,297,681
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	247,175,558	457,013	32,555,115	3,886,360
Foreign Capital Gains Tax on Appreciated Securities	—	(4,232)	—	—
Foreign Currency Translations	(18,057)	603	(4,984)	(2,397)
Net Change in Unrealized Appreciation (Depreciation)	247,157,501	453,384	32,550,131	3,883,963
Net Realized and Unrealized Gain (Loss)	82,323,537	806,322	43,399,149	6,181,644
Net Increase in Net Assets Resulting from Operations	$105,399,446	$849,463	$43,344,357	$6,171,905

(1)	The Fund commenced operations on April 14, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$125,631	$226,485	$480,235	$561,115
Net Realized Gain (Loss)	(1,233,564)	3,126,942	3,960,287	2,222,433
Net Change in Unrealized Appreciation (Depreciation)	(6,303,363)	(3,505,543)	(7,833,319)	7,318,652
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,411,296)	(152,116)	(3,392,797)	10,102,200
Distributions:	(234,440)	(277,563)	(342,674)	(533,688)
Capital Share Transactions:
Issued	14,776,828	4,543,344	24,167,307	17,399,379
Redeemed	(19,883,568)	(24,965,281)	(14,580,508)	(12,900,220)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,106,740)	(20,421,937)	9,586,799	4,499,159
Total Increase (Decrease) in Net Assets	(12,752,476)	(20,851,616)	5,851,328	14,067,671
Net Assets:
Beginning of Year/Period	110,179,387	131,031,003	75,969,921	61,902,250
End of Year/Period	$97,426,911	$110,179,387	$81,821,249	$75,969,921
Share Transactions:
Issued	330,000	100,000	660,000	510,000
Redeemed	(450,000)	(530,000)	(400,000)	(380,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(120,000)	(430,000)	260,000	130,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$257,738	$(436,322)	$548,883	$1,357,421
Net Realized Gain (Loss)	(30,322,788)	(5,679,509)	8,933,748	21,428,486
Net Change in Unrealized Appreciation (Depreciation)	(6,829,245)	(25,781,049)	63,871,035	(16,913,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,894,295)	(31,896,880)	73,353,666	5,872,490
Distributions:	(1,451,661)	(1,677,055)	(797,571)	(1,496,685)
Capital Share Transactions:
Issued	15,699,558	15,877,695	15,290,117	31,771,139
Redeemed	(47,736,239)	(65,782,539)	(36,697,454)	(76,611,855)
Decrease in Net Assets from Capital Share Transactions	(32,036,681)	(49,904,844)	(21,407,337)	(44,840,716)
Total Increase (Decrease) in Net Assets	(70,382,637)	(83,478,779)	51,148,758	(40,464,911)
Net Assets:
Beginning of Year/Period	265,978,172	349,456,951	200,257,223	240,722,134
End of Year/Period	$195,595,535	$265,978,172	$251,405,981	$200,257,223
Share Transactions:
Issued	630,000	480,000	390,000	910,000
Redeemed	(1,860,000)	(2,100,000)	(940,000)	(2,120,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,230,000)	(1,620,000)	(550,000)	(1,210,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X U.S. Infrastructure Development ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$1,889,951	$10,511,985	$34,831,190	$55,224,532
Net Realized Gain (Loss)	(156,755,924)	11,730,147	535,377,843	858,501,102
Net Change in Unrealized Appreciation (Depreciation)	600,731,740	133,261,675	1,196,186,841	(441,579,096)
Net Increase in Net Assets Resulting from Operations	445,865,767	155,503,807	1,766,395,874	472,146,538
Distributions:	(13,706,276)	(6,592,167)	(68,419,381)	(51,346,847)
Capital Share Transactions:
Issued	434,088,266	551,271,332	3,077,404,211	1,957,251,235
Redeemed	(141,908,189)	(329,902,279)	(1,069,085,246)	(2,260,141,332)
Increase (Decrease) in Net Assets from Capital Share Transactions	292,180,077	221,369,053	2,008,318,965	(302,890,097)
Total Increase in Net Assets	724,339,568	370,280,693	3,706,295,458	117,909,594
Net Assets:
Beginning of Year/Period	3,018,748,732	2,648,468,039	9,833,763,086	9,715,853,492
End of Year/Period	$3,743,088,300	$3,018,748,732	$13,540,058,544	$9,833,763,086
Share Transactions:
Issued	11,470,000	16,670,000	58,460,000	45,600,000
Redeemed	(3,980,000)	(10,570,000)	(20,690,000)	(55,430,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,490,000	6,100,000	37,770,000	(9,830,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$938,556	$3,918,559	$3,139,331	$2,313,029
Net Realized Gain (Loss)	9,530,451	(87,608,887)	370,484,300	192,894,636
Net Change in Unrealized Appreciation (Depreciation)	122,725,741	159,814,420	2,275,020,135	830,167,627
Net Increase in Net Assets Resulting from Operations	133,194,748	76,124,092	2,648,643,766	1,025,375,292
Distributions:	(1,619,484)	(7,150,304)	(6,499,881)	(4,826,023)
Capital Share Transactions:
Issued	69,276,993	9,096,198	1,942,990,112	4,052,982,854
Redeemed	(55,498,264)	(161,461,689)	(687,939,678)	(598,560,737)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,778,729	(152,365,491)	1,255,050,434	3,454,422,117
Total Increase (Decrease) in Net Assets	145,353,993	(83,391,703)	3,897,194,319	4,474,971,386
Net Assets:
Beginning of Year/Period	331,681,089	415,072,792	6,965,660,940	2,490,689,554
End of Year/Period	$477,035,082	$331,681,089	$10,862,855,259	$6,965,660,940
Share Transactions:
Issued	1,940,000	360,000	35,950,000	89,310,000
Redeemed	(1,720,000)	(6,670,000)	(13,370,000)	(14,480,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	220,000	(6,310,000)	22,580,000	74,830,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025‡	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$81,621	$23,281	$(554,908)	$(1,662,473)
Net Realized Gain (Loss)	2,642,105	(33,698,713)	(17,889,742)	(2,946,884)
Net Change in Unrealized Appreciation (Depreciation)	1,678,675	32,455,516	35,285,667	(21,849,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,402,401	(1,219,916)	16,841,017	(26,458,902)
Distributions:	(670,831)	(43,713)	—	—
Capital Share Transactions:
Issued	12,165,567	84,607	35,619,740	67,259,277
Redeemed	(11,161,537)	(23,450,617)	(58,224,005)	(142,784,533)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,004,030	(23,366,010)	(22,604,265)	(75,525,256)
Total Increase (Decrease) in Net Assets	4,735,600	(24,629,639)	(5,763,248)	(101,984,158)
Net Assets:
Beginning of Year/Period	54,526,837	79,156,476	274,513,852	376,498,010
End of Year/Period	$59,262,437	$54,526,837	$268,750,604	$274,513,852
Share Transactions:
Issued	260,000	2,518	1,660,000	2,980,000
Redeemed	(240,000)	(655,346)	(2,690,000)	(6,170,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	(652,828)	(1,030,000)	(3,190,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Dorsey Wright Thematic ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$760,713	$(1,020,487)	$59,323	$53,777
Net Realized Gain (Loss)	109,342,196	(34,625,732)	(566,296)	(5,755,500)
Net Change in Unrealized Appreciation (Depreciation)	78,998,876	(35,282,617)	1,899,832	5,403,453
Net Increase (Decrease) in Net Assets Resulting from Operations	189,101,785	(70,928,836)	1,392,859	(298,270)
Distributions:	(370,950)	—	(90,804)	(99,799)
Return of Capital:	—	(755,500)	—	—
Capital Share Transactions:
Issued	267,735,411	363,941,321	1,172,704	561,819
Redeemed	(281,413,134)	(112,205,675)	(3,110,243)	(6,797,069)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,677,723)	251,735,646	(1,937,539)	(6,235,250)
Total Increase (Decrease) in Net Assets	175,053,112	180,051,310	(635,484)	(6,633,319)
Net Assets:
Beginning of Year/Period	999,359,107	819,307,797	9,149,555	15,782,874
End of Year/Period	$1,174,412,219	$999,359,107	$8,514,071	$9,149,555
Share Transactions:
Issued	9,850,000	10,700,000	40,000	20,000
Redeemed	(9,310,000)	(3,390,000)	(120,000)	(280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	540,000	7,310,000	(80,000)	(260,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Video Games & Esports ETF		Global X HealthTech ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025‡
Operations:
Net Investment Income (Loss)	$416,538	$1,351,191	$(35,908)	$326,526
Net Realized Gain (Loss)	(6,261,473)	(8,670,536)	(4,668,248)	(28,833,251)
Net Change in Unrealized Appreciation (Depreciation)	(11,809,448)	40,090,405	(4,317,997)	28,883,151
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,654,383)	32,771,060	(9,022,153)	376,426
Distributions:	(1,188,567)	(1,621,103)	(100,571)	(32,853)
Capital Share Transactions:
Issued	1,351,757	49,896,037	1,838,535	17,400,715
Redeemed	(39,616,309)	(68,226,614)	(18,723,602)	(10,205,613)
Increase (Decrease) in Net Assets from Capital Share Transactions	(38,264,552)	(18,330,577)	(16,885,067)	7,195,102
Total Increase (Decrease) in Net Assets	(57,107,502)	12,819,380	(26,007,791)	7,538,675
Net Assets:
Beginning of Year/Period	121,673,028	108,853,648	51,049,252	43,510,577
End of Year/Period	$64,565,526	$121,673,028	$25,041,461	$51,049,252
Share Transactions:
Issued	50,000	1,660,000	60,000	556,667
Redeemed	(1,400,000)	(2,260,000)	(670,000)	(333,466)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,350,000)	(600,000)	(610,000)	223,201

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X ClimateTech ETF		Global X Data Center & Digital Infrastructure ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025‡	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$18,596	$249,814	$7,758,795	$3,636,853
Net Realized Gain (Loss)	(522,077)	(32,063,155)	144,951,140	5,267,234
Net Change in Unrealized Appreciation (Depreciation)	10,023,967	40,511,593	379,436,558	52,181,465
Net Increase in Net Assets Resulting from Operations	9,520,486	8,698,252	532,146,493	61,085,552
Distributions:	(140,082)	(425,046)	(4,772,701)	(3,135,289)
Capital Share Transactions:
Issued	2,231	3,675,048	1,095,802,746	467,408,167
Redeemed	(5,596,094)	(16,767,157)	(93,482,770)	(39,135,213)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,593,863)	(13,092,109)	1,002,319,976	428,272,954
Total Increase (Decrease) in Net Assets	3,786,541	(4,818,903)	1,529,693,768	486,223,217
Net Assets:
Beginning of Year/Period	30,026,655	34,845,558	624,520,216	138,296,999
End of Year/Period	$33,813,196	$30,026,655	$2,154,213,984	$624,520,216
Share Transactions:
Issued	—	86,000	42,250,000	24,340,000
Redeemed	(100,000)	(486,075)	(3,800,000)	(2,250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	(400,075)	38,450,000	22,090,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 5 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF		Global X AgTech & Food Innovation ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025‡
Operations:
Net Investment Income	$200,663	$200,571	$51,200	$168,458
Net Realized Gain (Loss)	618,036	1,983,669	(76,560)	(67,639)
Net Change in Unrealized Appreciation (Depreciation)	(2,390,236)	(1,846,496)	820,409	(194,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,571,537)	337,744	795,049	(93,523)
Distributions:	(182,518)	(150,966)	(124,155)	(105,560)
Capital Share Transactions:
Issued	21,964,933	23,300,013	2,798,378	5,645,289
Redeemed	(19,218,314)	(12,315,160)	(639,900)	(3,832,061)
Increase in Net Assets from Capital Share Transactions	2,746,619	10,984,853	2,158,478	1,813,228
Total Increase in Net Assets	992,564	11,171,631	2,829,372	1,614,145
Net Assets:
Beginning of Year/Period	21,858,831	10,687,200	6,340,315	4,726,170
End of Year/Period	$22,851,395	$21,858,831	$9,169,687	$6,340,315
Share Transactions:
Issued	1,090,000	1,210,000	80,000	180,000
Redeemed	(1,000,000)	(660,000)	(20,000)	(126,717)
Net Increase in Shares Outstanding from Share Transactions	90,000	550,000	60,000	53,283

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF		Global X Hydrogen ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$(251,884)	$432,248	$1,023,464	$1,217,176
Net Realized Gain (Loss)	86,893,447	51,565,560	3,552,226	(14,915,923)
Net Change in Unrealized Appreciation (Depreciation)	(44,020,073)	(3,005,340)	59,607,672	30,385,164
Net Increase in Net Assets Resulting from Operations	42,621,490	48,992,468	64,183,362	16,686,417
Distributions:	(5,573,370)	(11,977,855)	(1,548,025)	(522,677)
Capital Share Transactions:
Issued	169,656,686	216,924,873	52,897,728	12,050,696
Redeemed	(180,821,017)	(116,911,788)	(8,761,677)	(7,758,530)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,164,331)	100,013,085	44,136,051	4,292,166
Total Increase in Net Assets	25,883,789	137,027,698	106,771,388	20,455,906
Net Assets:
Beginning of Year/Period	363,803,395	226,775,697	61,092,447	40,636,541
End of Year/Period	$389,687,184	$363,803,395	$167,863,835	$61,092,447
Share Transactions:
Issued	2,170,000	3,000,000	910,000	340,000
Redeemed	(2,430,000)	(1,690,000)	(170,000)	(280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(260,000)	1,310,000	740,000	60,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Defense Tech ETF		Global X Infrastructure Development ex-U.S. ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$23,075,909	$13,940,341	$43,141	$60,086
Net Realized Gain (Loss)	(164,833,964)	185,572,307	352,938	106,433
Net Change in Unrealized Appreciation (Depreciation)	247,157,501	468,462,448	453,384	575,620
Net Increase in Net Assets Resulting from Operations	105,399,446	667,975,096	849,463	742,139
Distributions:	(18,711,807)	(8,050,183)	(40,053)	(33,086)
Capital Share Transactions:
Issued	3,275,739,876	4,043,036,505	339,736	4,822,515
Redeemed	(92,480,687)	(641,516,809)	(340,076)	(3,298,947)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,183,259,189	3,401,519,696	(340)	1,523,568
Total Increase in Net Assets	3,269,946,828	4,061,444,609	809,070	2,232,621
Net Assets:
Beginning of Year/Period	4,827,481,470	766,036,861	4,629,874	2,397,253
End of Year/Period	$8,097,428,298	$4,827,481,470	$5,438,944	$4,629,874
Share Transactions:
Issued	43,970,000	69,890,000	10,000	190,000
Redeemed	(1,450,000)	(12,160,000)	(10,000)	(130,000)
Net Increase in Shares Outstanding from Share Transactions	42,520,000	57,730,000	—	60,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X AI Semiconductor & Quantum ETF		Global X Space Tech ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)	Period Ended May 31, 2026(2) (Unaudited)
Operations:
Net Investment Loss	$(54,792)	$(4,089)	$(9,739)
Net Realized Gain (Loss)	10,849,018	27,052	2,297,681
Net Change in Unrealized Appreciation (Depreciation)	32,550,131	68,864	3,883,963
Net Increase in Net Assets Resulting from Operations	43,344,357	91,827	6,171,905
Distributions:	(6,610)	—	—
Capital Share Transactions:
Issued	207,821,207	10,263,977	68,178,453
Redeemed	(33,746,480)	(523,413)	(6,760,226)
Increase in Net Assets from Capital Share Transactions	174,074,727	9,740,564	61,418,227
Total Increase in Net Assets	217,412,474	9,832,391	67,590,132
Net Assets:
Beginning of Period	9,832,391	—	—
End of Period	$227,244,865	$9,832,391	$67,590,132
Share Transactions:
Issued	2,410,000	190,000	990,000
Redeemed	(340,000)	(10,000)	(90,000)
Net Increase in Shares Outstanding from Share Transactions	2,070,000	180,000	900,000

(1)	The Fund commenced operations on September 30, 2025.
(2)	The Fund commenced operations on April 14, 2026.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2026 (Unaudited)§	46.69	0.05	(3.15)	(3.10)	(0.10)	—	—
2025	46.96	0.09	(0.26)	(0.17)	(0.10)	—	—
2024	32.86	0.12	14.11	14.23	(0.13)	—	—
2023	28.43	0.07	4.43	4.50	(0.07)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
Global X Aging Population ETF
2026 (Unaudited)§	36.70	0.21	(1.62)	(1.41)	(0.17)	—	—
2025	31.91	0.29	4.79	5.08	(0.29)	—	—
2024	26.93	0.24	4.97	5.21	(0.23)	—	—
2023	26.46	0.23	0.41	0.64	(0.17)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
Global X FinTech ETF
2026 (Unaudited)§	30.68	0.03	(4.25)	(4.22)	(0.17)	—	—
2025	33.96	(0.05)	(3.06)	(3.11)	(0.17)	—	—
2024	22.37	0.02	11.63	11.65	(0.06)	—	—
2023	20.44	0.05	1.93	1.98	(0.05)	—	— ***
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.10)	43.49	(6.66)	97,427	0.50	†	0.25	†	10.92
(0.10)	46.69	(0.35)	110,179	0.50		0.19		11.35
(0.13)	46.96	43.42	131,031	0.50		0.31		10.95
(0.07)	32.86	15.87	105,493	0.50		0.23		16.60
(0.07)	28.43	(33.29)	105,459	0.50		0.17		14.75
(0.06)	42.68	21.33	227,075	0.50		0.18		11.59

(0.17)	35.12	(3.85)	81,821	0.50	†	1.19	†	9.18
(0.29)	36.70	16.09	75,970	0.50		0.91		9.93
(0.23)	31.91	19.41	61,902	0.50		0.80		18.26
(0.17)	26.93	2.42	53,596	0.50		0.87		13.34
(0.28)	26.46	(2.47)	41,800	0.50		0.76		13.50
(0.09)	27.41	2.51	59,756	0.50		0.43		19.57

(0.17)	26.29	(13.82)	195,596	0.69	†	0.24	†	16.32
(0.17)	30.68	(9.18)	265,978	0.68		(0.15)		12.64
(0.06)	33.96	52.18	349,457	0.68		0.07		13.79
(0.05)	22.37	9.70	351,478	0.68		0.23		13.12
(2.21)	20.44	(52.58)	455,463	0.68		0.33		38.15
—	45.52	6.48	1,289,006	0.68		(0.28)		29.60

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Internet of Things ETF
2026 (Unaudited)§	36.74	0.11	14.61	14.72	(0.15)	—	—
2025	36.14	0.22	0.61	0.83	(0.23)	—	—
2024	32.45	0.18	3.73	3.91	(0.22)	—	—
2023	30.54	0.25	1.95	2.20	(0.29)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
Global X Robotics & Artificial Intelligence ETF
2026 (Unaudited)§	35.20	0.02	5.08	5.10	(0.16)	—	—
2025	33.25	0.13	1.90	2.03	(0.08)	—	—
2024	26.47	0.02	6.81	6.83	(0.03)	—	(0.02)
2023	21.09	0.07	5.36	5.43	(0.05)	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
Global X U.S. Infrastructure Development ETF
2026 (Unaudited)§	48.51	0.16	7.96	8.12	(0.20)	(0.13)	—
2025	45.71	0.27	2.78	3.05	(0.25)	—	—
2024	31.50	0.24	14.21	14.45	(0.24)	—	—
2023	27.94	0.24	3.54	3.78	(0.22)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	— ***	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.15)	51.31	40.22	251,406	0.68	†	0.53	†	7.88
(0.23)	36.74	2.32	200,257	0.68		0.62		17.23
(0.22)	36.14	12.06	240,722	0.68		0.52		19.16
(0.29)	32.45	7.26	287,487	0.68		0.79		11.12
(0.18)	30.54	(18.52)	305,697	0.68		0.67		8.40
(0.12)	37.68	26.24	517,291	0.68		0.37		9.25

(0.16)	40.14	14.53	3,743,088	0.68	†	0.11	†	29.35
(0.08)	35.20	6.12	3,018,749	0.68		0.39		12.11
(0.05)	33.25	25.81	2,648,468	0.68		0.08		10.43
(0.05)	26.47	25.75	2,269,824	0.68		0.26		8.28
(0.05)	21.09	(41.67)	1,341,942	0.69		0.16		29.86
(0.06)	36.24	14.23	2,703,488	0.68		0.06		22.66

(0.33)	56.30	16.85	13,540,059	0.47	†	0.60	†	5.15
(0.25)	48.51	6.76	9,833,763	0.47		0.63		9.98
(0.24)	45.71	46.08	9,715,853	0.47		0.63		4.41
(0.22)	31.50	13.63	5,153,796	0.47		0.82		5.99
(0.18)	27.94	3.48	3,748,693	0.47		0.74		9.78
(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Autonomous & Electric Vehicles ETF
2026 (Unaudited)§	29.48	0.08	12.18	12.26	(0.15)	—	—
2025	23.64	0.28	6.02	6.30	(0.46)	—	—
2024	23.19	0.29	0.57	0.86	(0.41)	—	—
2023	22.89	0.38	0.23	0.61	(0.31)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
Global X Artificial Intelligence & Technology ETF
2026 (Unaudited)§	50.08	0.02	17.14	17.16	(0.05)	—	—
2025	38.75	0.03	11.36	11.39	(0.06)	—	—
2024	29.73	0.07	9.01	9.08	(0.06)	—	—
2023	21.54	0.07	8.21	8.28	(0.09)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
Global X Genomics & Biotechnology ETF
2026 (Unaudited)§	46.42	0.07	5.48	5.55	(2.36)	—	—
2025(1)	43.32	0.02	3.11 ^	3.13	(0.03)	—	—
2024(1)	41.64	(0.12)	1.80	1.68	—	—	—
2023(1)	53.80	(0.16)	(12.00)	(12.16)	—	—	—
2022(1)	82.44	(0.12)	(28.48)	(28.60)	(0.04)	—	—
2021(1)	84.04	(0.32)	(1.16)	(1.48)	—	(0.12)	—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.15)	41.59	41.76	477,035	0.68	†	0.51 †	12.46
(0.46)	29.48	27.19	331,681	0.68		1.17	37.46
(0.41)	23.64	3.65	415,073	0.68		1.21	26.13
(0.31)	23.19	2.71	697,745	0.68		1.63	26.60
(0.15)	22.89	(24.25)	883,478	0.68		0.74	34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33	18.17

(0.05)	67.19	34.28	10,862,855	0.68	†	0.08 †	9.95
(0.06)	50.08	29.42	6,965,661	0.68		0.06	15.52
(0.06)	38.75	30.58	2,490,690	0.68		0.20	10.88
(0.09)	29.73	38.56	789,875	0.68		0.28	19.08
(0.07)	21.54	(31.58)	130,518	0.68		0.46	21.28
(0.09)	31.58	22.60	186,334	0.68		0.17	26.37

(2.36)	49.61	8.26	59,262	0.50	†	0.31 †	16.51
(0.03)	46.42	7.26	54,527	0.50		0.04	34.03
—	43.32	4.03	79,156	0.50		(0.23)	18.89
—	41.64	(22.60)	93,029	0.50		(0.34)	16.59
(0.04)	53.80	(34.72)	209,341	0.50		(0.21)	39.39
(0.12)	82.44	(1.77)	255,572	0.50		(0.35)	29.25

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cloud Computing ETF
2026 (Unaudited)§	22.71	(0.05)	1.64	1.59	—	—	—
2025	24.64	(0.12)	(1.81)	(1.93)	—	—	—
2024	20.79	(0.11)	3.96	3.85	—	—	—
2023	16.77	(0.10)	4.12	4.02	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
Global X Cybersecurity ETF
2026 (Unaudited)§	31.42	0.02	4.87	4.89	(0.01)	—	—
2025	33.44	(0.03)	(1.96)	(1.99)	—	—	(0.03)
2024	26.84	0.05	6.58	6.63	(0.03)	—	—
2023	22.85	(0.03)	4.34	4.31	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
Global X Dorsey Wright Thematic ETF
2026 (Unaudited)§	25.42	0.19	5.08	5.27	(0.28)	—	—
2025	25.46	0.12	0.03 ^^	0.15	(0.19)	—	—
2024	23.05	0.26	2.66	2.92	(0.36)	—	(0.15)
2023	26.14	0.11	(2.79)	(2.68)	(0.41)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.
^	Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.
^^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

—	24.30	7.00	268,751	0.68	†	(0.48	)†	21.18
—	22.71	(7.83)	274,514	0.68		(0.51)		12.34
—	24.64	18.52	376,498	0.68		(0.54)		21.22
—	20.79	23.97	581,162	0.68		(0.54)		21.60
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)		31.21
—	28.38	9.83	1,317,544	0.68		(0.53)		23.77

(0.01)	36.30	15.58	1,174,412	0.51	†	0.17	†	21.20
(0.03)	31.42	(5.95)	999,359	0.50		(0.10)		35.93
(0.03)	33.44	24.72	819,308	0.51		0.17		23.91
(0.32)	26.84	19.29	647,551	0.50		(0.12)		18.77
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)		57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34

(0.28)	30.41	20.99	8,514	0.50	†(1)	1.51	†(2)	124.20
(0.19)	25.42	0.61	9,150	0.50	(1)	0.48	(2)	191.21
(0.51)	25.46	12.78	15,783	0.50	(1)	1.10	(2)	30.26
(0.41)	23.05	(10.30)	32,270	0.50	(1)	0.45	(2)	54.28
(0.62)	26.14	(44.36)	50,979	0.50	(1)	1.32	(2)	55.00
(0.29)	47.65	12.95	110,081	(0.13	)‡(1)	0.77	(2)	32.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Video Games & Esports ETF
2026 (Unaudited)§	31.44	0.13	(5.62)	(5.49)	(0.33)	—		—
2025	24.35	0.30	7.15	7.45	(0.36)	—		—
2024	19.93	0.20	4.38	4.58	(0.16)	—		—
2023	18.96	0.10	0.90	1.00	(0.03)	—		—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)		(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	—	***	—
Global X HealthTech ETF
2026 (Unaudited)§	31.71	(0.03)	(6.42)	(6.45)	(0.22)	—		—
2025(1)	31.38	0.24	0.11	0.35	(0.02)	—		—
2024(1)	26.85	(0.12)	4.65	4.53	—	—		—
2023(1)	36.69	(0.12)	(9.72)	(9.84)	—	—		—
2022(1)	48.96	(0.03)	(12.24)	(12.27)	—	—		—
2021(1)	55.23	(0.30)	(5.94)	(6.24)	(0.03)	—		—
Global X ClimateTech ETF
2026 (Unaudited)§	55.61	0.04	22.61	22.65	(1.40)	—		—
2025(2)	37.05	0.37	18.71	19.08	(0.52)	—		—
2024(2)	49.40	0.45	(12.40)	(11.95)	(0.40)	—		—
2023(2)	81.00	0.25	(31.70)	(31.45)	(0.15)	—		—
2022(2)	102.15	0.15	(20.95)	(20.80)	(0.35)	—		—
2021(2)	95.10	0.10	7.00	7.10	(0.05)	—		—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
(2)	Per share amounts have been adjusted for a 1 for 5 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.33)	25.62	(17.60)	64,566	0.50	†	0.93 †	14.88
(0.36)	31.44	30.85	121,673	0.50		1.02	30.12
(0.16)	24.35	23.14	108,854	0.50		0.93	30.77
(0.03)	19.93	5.29	132,339	0.50		0.49	26.11
(0.25)	18.96	(35.19)	174,075	0.50		0.36	55.72
(0.23)	29.52	4.09	485,235	0.50		0.09	23.45

(0.22)	25.04	(20.84)	25,041	0.50	†	(0.21)†	9.49
(0.02)	31.71	1.13	51,049	0.56		0.77	59.68
—	31.38	16.87	43,511	0.68		(0.47)	38.36
—	26.85	(26.82)	64,919	0.68		(0.36)	29.92
—	36.69	(25.06)	150,075	0.68		(0.05)	43.26
(0.03)	48.96	(11.32)	475,576	0.68		(0.52)	42.39

(1.40)	76.86	38.94	33,813	0.50	†	0.13 †	14.32
(0.52)	55.61	52.34	30,027	0.50		0.97	34.80
(0.40)	37.05	(24.39)	34,846	0.50		1.01	19.45
(0.15)	49.40	(38.90)	58,874	0.50		0.38	23.91
(0.35)	81.00	(20.38)	127,842	0.50		0.17	15.72
(0.05)	102.15	7.48	175,458	0.50		0.09	35.53

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center & Digital Infrastructure ETF
2026 (Unaudited)§	20.85	0.16	10.62	10.78	(0.14)	—	—
2025	17.57	0.22	3.33	3.55	(0.27)	—	—
2024	14.30	0.25	3.22	3.47	(0.20)	—	—
2023	13.52	0.21	0.90	1.11	(0.22)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
Global X Clean Water ETF
2026 (Unaudited)§	19.34	0.15	(0.59)	(0.44)	(0.17)	—	—
2025	18.43	0.28	0.89	1.17	(0.26)	—	—
2024	15.40	0.26	3.00	3.26	(0.23)	—	—
2023	14.30	0.25	1.09	1.34	(0.24)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(1)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X AgTech & Food Innovation ETF
2026 (Unaudited)§	31.19	0.23	4.02	4.25	(0.61)	—	—
2025(2)	31.50	0.66	(0.45)	0.21	(0.52)	—	—
2024(2)	30.51	0.57	0.93	1.50	(0.51)	—	—
2023(2)	46.89	0.33	(16.41)	(16.08)	(0.30)	—	—
2022(2)	59.28	0.33	(12.12)	(11.79)	(0.30)	(0.30)	—
2021(2)(3)	76.02	0.15	(16.89)	(16.74)	—	—	—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 8, 2021.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
(3)	The Fund commenced operations on July 12, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.14)	31.49	52.00	2,154,214	0.50	†	1.28	†	17.06
(0.27)	20.85	20.56	624,520	0.50		1.16		24.92
(0.20)	17.57	24.56	138,297	0.50		1.62		28.84
(0.33)	14.30	8.46	39,323	0.50		1.60		62.01
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80

(0.17)	18.73	(2.28)	22,851	0.50	†	1.57	†	17.32
(0.26)	19.34	6.48	21,859	0.50		1.53		17.03
(0.23)	18.43	21.31	10,687	0.50		1.49		10.48
(0.24)	15.40	9.50	9,394	0.50		1.71		15.27
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

(0.61)	34.83	13.91	9,170	0.50	†	1.38	†	18.73
(0.52)	31.19	0.73	6,340	0.50		2.13		32.81
(0.51)	31.50	4.92	4,726	0.50		1.79		21.57
(0.30)	30.51	(34.41)	4,476	0.51		0.86		54.45
(0.60)	46.89	(20.06)	6,721	0.50		0.62		55.85
—	59.28	(22.02)	5,533	0.51	†	0.58	†	32.72

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Blockchain ETF
2026 (Unaudited)§	80.92	(0.06)	12.36	12.30	(1.22)	—	—
2025	71.18	0.12	13.43	13.55	(3.81)	—	—
2024	30.72	0.07	41.42	41.49	(1.03)	—	—
2023(1)	16.39	0.28	14.27	14.55	(0.22)	—	—
2022(1)	129.32	0.46	(109.52)	(109.06)	(3.80)	—	(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—	—
Global X Hydrogen ETF
2026 (Unaudited)§	37.03	0.60	33.56	34.16	(0.95)	—	—
2025	25.56	0.79	11.04	11.83	(0.36)	—	—
2024(3)	32.60	0.08	(7.12)	(7.04)	—	—	—
2023(3)	61.35	(0.10)	(28.65)	(28.75)	—	—	—
2022(3)	121.90	(0.15)	(60.35)	(60.50)	—	(0.05)	—
2021(2),(3)	125.20	(0.15)	(3.15)	(3.30)	—	—	—
Global X Defense Tech ETF
2026 (Unaudited)§	62.50	0.23	5.12	5.35	(0.15)	(0.09)	—
2025	39.26	0.33	23.17	23.50	(0.26)	—	—
2024	27.03	0.29	12.08	12.37	(0.13)	(0.01)	—
2023(4)	24.82	0.08	2.13	2.21	—	—	—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on July 12, 2021.
(3)	Per share amounts have been adjusted for a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements.)
(4)	The Fund commenced operations on September 11, 2023.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.22)	92.00	15.85	389,687	0.50	†	(0.17	)†	25.95
(3.81)	80.92	21.99	363,803	0.50		0.20		58.03
(1.03)	71.18	136.25	226,776	0.50		0.16		56.38
(0.22)	30.72	89.03	87,124	0.50		1.16		39.77
(3.87)	16.39	(86.70)	45,227	0.50		1.15		36.47
—	129.32	29.27	127,720	0.50	†	0.52	†	19.49

(0.95)	70.24	95.26	167,864	0.50	†	2.71	†	38.97
(0.36)	37.03	47.21	61,092	0.50		3.05		72.26
—	25.56	(21.60)	40,637	0.50		0.31		36.79
—	32.60	(46.86)	35,777	0.50		(0.21)		27.79
(0.05)	61.35	(49.64)	38,035	0.50		(0.24)		36.44
—	121.90	(2.64)	32,427	0.51	†	(0.33	)†	40.38

(0.24)	67.61	8.57	8,097,428	0.50	†	0.65	†	12.54
(0.26)	62.50	60.10	4,827,481	0.50		0.56		32.79
(0.14)	39.26	45.89	766,037	0.50		0.80		14.43
—	27.03	8.90	4,595	0.50	†	1.39	†	2.94

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Infrastructure Development ex-U.S. ETF
2026 (Unaudited)§	28.94	0.27	5.03	5.30	(0.25)	—	—
2025	23.97	0.45	4.72	5.17	(0.20)	—	—
2024(1)	24.82	0.08	(0.93)	(0.85)	—	—	—
Global X AI Semiconductor & Quantum ETF
2026 (Unaudited)§	54.62	(0.10)	46.51	46.41	(0.03)	—	—
2025(2)	50.35	(0.03)	4.30	4.27	—	—	—
Global X Space Tech ETF
2026 (Unaudited)§(3)	51.05	(0.03)	24.08	24.05	—	—	—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 27, 2024.
(2)	The Fund commenced operations on September 30, 2025.
(3)	The Fund commenced operations on April 14, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.25)	33.99	18.45	5,439	0.55	†	1.72	†	22.63
(0.20)	28.94	21.69	4,630	0.55		1.68		45.14
—	23.97	(3.42)	2,397	0.56	†	1.28	†	7.99

(0.03)	101.00	85.02	227,245	0.50	†	(0.25	)†	35.21
—	54.62	8.48	9,832	0.50	†	(0.36	)†	5.88

—	75.10	47.11	67,590	0.50	†	(0.42	)†	15.31

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of May 31, 2026, the Trust had one hundred twenty four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Cybersecurity ETF, Global X Dorsey Wright Thematic ETF, Global X Video Games & Esports ETF, Global X HealthTech ETF, Global X ClimateTech ETF, Global X Data Center & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Defense Tech ETF, Global X Infrastructure Development ex-U.S. ETF, Global X AI Semiconductor & Quantum ETF and Global X Space Tech ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF and Global X Dorsey Wright Thematic ETF, has elected non-diversified status under the 1940 Act.

The Global X CleanTech ETF was renamed to the Global X ClimateTech ETF, effective as of April 1, 2026.

The Global X Space Tech ETF commenced operations on April 14, 2026.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended May 31, 2026, the Global X Infrastructure Development ex-U.S. ETF accrued foreign capital gains tax in the amount of $11,875 as shown on the Statements of Assets and Liabilities.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2026. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended May 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of May 31, 2026, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$300
Global X Aging Population ETF	10,000	300	300
Global X FinTech ETF	10,000	250	250
Global X Internet of Things ETF	10,000	250	250
Global X Robotics & Artificial Intelligence ETF	10,000	500	500
Global X U.S. Infrastructure Development ETF	10,000	300	300
Global X Autonomous & Electric Vehicles ETF	10,000	600	600
Global X Artificial Intelligence & Technology ETF	10,000	300	300
Global X Genomics & Biotechnology ETF	10,000	250	250
Global X Cloud Computing ETF	10,000	250	250
Global X Cybersecurity ETF	10,000	250	250
Global X Dorsey Wright Thematic ETF	10,000	250	250
Global X Video Games & Esports ETF	10,000	300	300
Global X HealthTech ETF	10,000	250	250
Global X ClimateTech ETF	10,000	250	250
Global X Data Center & Digital Infrastructure ETF	10,000	250	250
Global X Clean Water ETF	10,000	250	250
Global X AgTech & Food Innovation ETF	10,000	250	250
Global X Blockchain ETF	10,000	250	250
Global X Hydrogen ETF	10,000	250	250
Global X Defense Tech ETF	10,000	250	250
Global X Infrastructure Development ex-U.S. ETF	10,000	1,000	1,000
Global X AI Semiconductor & Quantum ETF	10,000	250	250
Global X Space Tech ETF	10,000	250	250

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus,

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees and expenses (except for Global X Dorsey Wright Thematic ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Dorsey Wright Thematic ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2026, the Adviser paid acquired fund fees and expenses of $23,515 and made such reimbursement payments to the Global X Dorsey Wright Thematic ETF on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Millennial Consumer ETF	0.50%
Global X Aging Population ETF	0.50%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%
Global X Cloud Computing ETF	0.68%
Global X Cybersecurity ETF	0.50%
Global X Dorsey Wright Thematic ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X HealthTech ETF	0.50%
Global X ClimateTech ETF	0.50%
Global X Data Center & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Defense Tech ETF	0.50%
Global X Infrastructure Development ex-U.S. ETF	0.55%
Global X AI Semiconductor & Quantum ETF	0.50%
Global X Space Tech ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY is the Custodian of the Trust’s portfolio securities and cash with respect to all Funds except the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2026, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$11,240,577	$11,241,454
Global X Aging Population ETF	9,264,003	7,421,168
Global X FinTech ETF	35,272,323	36,914,471
Global X Internet of Things ETF	16,402,306	16,621,047
Global X Robotics & Artificial Intelligence ETF	1,028,358,707	969,801,741
Global X U.S. Infrastructure Development ETF	605,991,994	644,489,049
Global X Autonomous & Electric Vehicles ETF	52,743,943	46,581,746
Global X Artificial Intelligence & Technology ETF	1,051,355,935	813,793,655
Global X Genomics & Biotechnology ETF	8,770,765	9,166,957
Global X Cloud Computing ETF	50,373,361	50,454,868
Global X Cybersecurity ETF	224,885,249	213,602,386
Global X Dorsey Wright Thematic ETF	9,951,649	9,951,699
Global X Video Games & Esports ETF	13,322,148	20,377,056
Global X HealthTech ETF	3,244,398	3,326,259
Global X ClimateTech ETF	4,128,763	5,034,370
Global X Data Center & Digital Infrastructure ETF	344,820,318	248,679,254
Global X Clean Water ETF	7,921,252	6,970,890
Global X AgTech & Food Innovation ETF	2,695,962	2,493,998
Global X Blockchain ETF	79,297,955	79,709,858
Global X Hydrogen ETF	38,420,564	31,712,252
Global X Defense Tech ETF	1,176,134,841	879,718,276
Global X Infrastructure Development ex-U.S. ETF	1,219,260	1,137,830
Global X AI Semiconductor & Quantum ETF	49,197,377	22,415,016
Global X Space Tech ETF	24,374,190	6,175,192

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For each of the period ended May 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Millennial Consumer ETF	$14,799,999	$19,899,208	$8,072,466
Global X Aging Population ETF	22,400,187	14,542,369	5,870,634
Global X FinTech ETF	15,309,548	46,926,999	(875,197)
Global X Internet of Things ETF	13,505,540	34,718,197	13,760,499
Global X Robotics & Artificial Intelligence ETF	358,857,388	136,804,187	79,744,918
Global X U.S. Infrastructure Development ETF	3,077,169,211	1,053,684,594	587,912,508
Global X Autonomous & Electric Vehicles ETF	61,407,976	54,328,880	29,201,902
Global X Artificial Intelligence & Technology ETF	1,668,265,461	669,284,583	356,907,214
Global X Genomics & Biotechnology ETF	11,935,225	11,224,778	4,825,586
Global X Cloud Computing ETF	35,632,196	58,840,782	15,141,103
Global X Cybersecurity ETF	255,003,984	279,896,532	98,380,933
Global X Dorsey Wright Thematic ETF	1,202,171	3,136,980	462,869
Global X Video Games & Esports ETF	979,054	33,175,850	178,971
Global X HealthTech ETF	1,758,601	18,721,363	607,346
Global X ClimateTech ETF	—	4,780,069	(576,871)
Global X Data Center & Digital Infrastructure ETF	963,354,951	87,198,399	62,209,298
Global X Clean Water ETF	18,972,646	17,122,770	326,400
Global X AgTech & Food Innovation ETF	2,435,222	549,374	92,576
Global X Blockchain ETF	161,665,073	178,361,088	96,648,657
Global X Hydrogen ETF	38,162,852	6,430,265	3,347,525
Global X Defense Tech ETF	3,009,011,968	82,359,087	29,880,067
Global X Infrastructure Development ex-U.S. ETF	236,267	338,862	183,099
Global X AI Semiconductor & Quantum ETF	178,994,628	32,113,777	8,869,928
Global X Space Tech ETF	65,154,729	6,920,569	2,706,258

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of May 31, 2026:

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Robotics & Artificial Intelligence ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$3,046,649	*	Equity contracts	Unrealized depreciation on Futures Contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$3,046,649				$—

Global X Cybersecurity ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$220,412	*	Equity contracts	Unrealized depreciation on Futures Contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$220,412				$—

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2026:

Amount of realized gain (loss) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$116,334

Global X U.S. Infrastructure Development ETF
Equity contracts	$578,726

Global X Cybersecurity ETF
Equity contracts	$(21,625)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X Robotics & Artificial Intelligence ETF

Equity contracts	$2,505,351

Global X U.S. Infrastructure Development ETF

Equity contracts	$(338,131)

Global X Cybersecurity ETF

Equity contracts	$200,650

The following table discloses the average monthly balances of the Funds’ Futures activity during the period ended May 31, 2026:

	Average Notional Balance Short	Average Notional Balance Long
Global X Robotics & Artificial Intelligence ETF	$—	$11,734,552

Global X U.S. Infrastructure Development ETF	$—	$1,946,626

Global X Cybersecurity ETF	$—	$1,005,240

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in Capital and Total Earnings (Accumulated/Losses) accounts during the fiscal year ended November 30, 2025 are primarily attributable to redemptions in-kind, return of capital distributions, foreign currency, MLP adjustments, REIT adjustments, utilization of earnings and profits on shareholder redemptions, and sales of passive foreign investment companies.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2025 and November 30, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2025	$277,563	$—	$—	$277,563
2024	409,955	—	—	409,955
Global X Aging Population ETF
2025	$533,688	$—	$—	$533,688
2024	438,748	—	—	438,748
Global X FinTech ETF
2025	$1,677,055	$—	$—	$1,677,055
2024	709,172	—	—	709,172
Global X Internet of Things ETF
2025	$1,496,685	$—	$—	$1,496,685
2024	1,821,857	—	—	1,821,857
Global X Robotics & Artificial Intelligence ETF
2025	$6,592,167	$—	$—	$6,592,167
2024	1,998,947	—	2,145,659	4,144,606
Global X U.S. Infrastructure Development ETF
2025	$51,346,847	$—	$—	$51,346,847
2024	34,799,827	6,870,550	—	41,670,377
Global X Autonomous & Electric Vehicles ETF
2025	$7,150,304	$—	$—	$7,150,304
2024	10,410,110	—	—	10,410,110
Global X Artificial Intelligence & Technology ETF
2025	$4,826,023	$—	$—	$4,826,023
2024	3,035,733	—	—	3,035,733
Global X Genomics & Biotechnology ETF
2025	$43,713	$—	$—	$43,713
2024	—	—	—	—
Global X Cloud Computing ETF
2025	$—	$—	$—	$—
2024	—	—	—	—
Global X Cybersecurity ETF
2025	$—	$—	$755,500	$755,500
2024	741,657	—	—	741,657
Global X Dorsey Wright Thematic ETF
2025	$99,799	$—	$—	$99,799
2024	412,897	—	180,016	592,913
Global X Video Games & Esports ETF
2025	$1,621,103	$—	$—	$1,621,103
2024	1,027,863	—	—	1,027,863
Global X HealthTech ETF
2025	$32,853	$—	$—	$32,853

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2024	—	—	—	—
Global X ClimateTech ETF
2025	$425,046	$—	$—	$425,046
2024	452,237	—	—	452,237
Global X Data Center & Digital Infrastructure ETF
2025	$3,135,289	$—	$—	$3,135,289
2024	881,454	—	—	881,454
Global X Clean Water ETF
2025	$150,966	$—	$—	$150,966
2024	135,553	—	—	135,553
Global X AgTech & Food Innovation ETF
2025	$105,560	$—	$—	$105,560
2024	73,440	—	—	73,440
Global X Blockchain ETF
2025	$11,977,855	$—	$—	$11,977,855
2024	3,111,807	—	—	3,111,807
Global X Hydrogen ETF
2025	$522,677	$—	$—	$522,677
2024	—	—	—	—
Global X Defense Tech ETF
2025	$8,050,183	$—	$—	$8,050,183
2024	487,195	—	—	487,195
Global X Infrastructure Development ex-U.S. ETF
2025	$33,086	$—	$—	$33,086
2024	—	—	—	—
Global X AI Semiconductor & Quantum ETF
2025	$—	$—	$—	$—

On August 29, 2025 the Global X PropTech ETF was liquidated, and closed and paid a long term capital gain distribution of $9,611. The tax character of the distribution will be communicated on Form 1099DIV in 2026.

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF
Undistributed Ordinary Income	$131,380	$283,686	$278,207
Capital Loss Carryforwards	(15,250,044)	(4,584,345)	(190,561,020)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,775,217)	7,659,855	(75,251,707)
Other Temporary Differences	–	(1)	8
Total Distributable Earnings (Accumulated Losses)	$(21,893,881)	$3,359,195	$(265,534,512)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF
Undistributed Ordinary Income	$579,928	$3,805,648	$35,834,997
Undistributed Long-Term Capital Gain	–	–	27,146,075
Capital Loss Carryforwards	(23,435,993)	(552,046,342)	–
Unrealized Appreciation on Investments and Foreign Currency	11,607,392	102,595,498	2,278,956,467
Other Temporary Differences	(2)	(1)	148
Total Distributable Earnings (Accumulated Losses)	$(11,248,675)	$(445,645,197)	$2,341,937,687

	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF
Undistributed Ordinary Income	$1,448,392	$1,700,455	$–
Capital Loss Carryforwards	(241,386,083)	(13,935,373)	(125,878,857)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(47,362,825)	1,125,507,733	(13,785,026)
Other Temporary Differences	(4)	(6)	(174,314)
Total Distributable Earnings (Accumulated Losses)	$(287,300,520)	$1,113,272,809	$(139,838,197)

	Global X Cloud Computing ETF	Global X Cybersecurity ETF	Global X Dorsey Wright Thematic ETF
Undistributed Ordinary Income	$–	$–	$16,749
Capital Loss Carryforwards	(290,771,505)	(276,224,066)	(55,356,964)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(118,142,393)	(7,814,260)	208,904
Late Year Loss Deferral	(1,537,568)	(1,542,528)	–
Other Temporary Differences	3	2	(3)
Total Accumulated Losses	$(410,451,463)	$(285,580,852)	$(55,131,314)

	Global X Video Games & Esports ETF	Global X HealthTech ETF	Global X ClimateTech ETF
Undistributed Ordinary Income	$1,035,614	$100,571	$117,316
Capital Loss Carryforwards	(85,226,773)	(144,972,427)	(67,779,570)
Unrealized Depreciation on Investments and Foreign Currency	(14,190,403)	(12,859,303)	(29,883,679)
Other Temporary Differences	3	2	(3)
Total Accumulated Losses	$(98,381,559)	$(157,731,157)	$(97,545,936)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Data Center & Digital Infrastructure ETF	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$2,992,127	$154,981	$89,537
Capital Loss Carryforwards	(3,582,984)	(553,798)	(4,415,448)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	50,466,396	(346,218)	(1,179,503)
Other Temporary Differences	(1)	(1)	5
Total Distributable Earnings (Accumulated Losses)	$49,875,538	$(745,036)	$(5,505,409)

	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Defense Tech ETF
Undistributed Ordinary Income	$495,638	$1,204,943	$7,521,113
Capital Loss Carryforwards	(153,674,396)	(41,895,574)	(21,004,880)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	63,675,627	(2,922,814)	492,845,486
Other Temporary Differences	(4)	(3)	(4)
Total Distributable Earnings (Accumulated Losses)	$(89,503,135)	$(43,613,448)	$479,361,715

		Global X Infrastructure Development ex-U.S. ETF	Global X AI Semiconductor & Quantum ETF
Undistributed Ordinary Income		$40,053	$–
Capital Loss Carryforwards		(47,028)	(53,054)
Unrealized Appreciation on Investments and Foreign Currency		412,270	66,237
Other Temporary Differences		2	1
Total Distributable Earnings		$405,297	$13,184

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2025 through November 30, 2025, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. TAX INFORMATION (continued)

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2026, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$108,322,316	$16,352,154	$(27,281,305)	$(10,929,151)
Global X Aging Population ETF	81,310,096	8,173,806	(7,875,504)	298,302
Global X FinTech ETF	270,047,231	18,326,927	(87,871,751)	(69,544,824)
Global X Internet of Things ETF	174,985,766	82,186,187	(3,864,446)	78,321,741
Global X Robotics & Artificial Intelligence ETF	3,026,708,071	825,593,742	(22,560,469)	803,033,273
Global X U.S. Infrastructure Development ETF		3,790,899,096	(262,391,319)	3,528,507,777
Global X Autonomous & Electric Vehicles ETF	397,867,820	151,070,160	(64,539,866)	86,530,294
Global X Artificial Intelligence & Technology ETF	7,419,750,271	3,946,444,033	(455,480,229)	3,490,963,804
Global X Genomics & Biotechnology ETF	69,784,349	8,614,366	(17,560,655)	(8,946,289)
Global X Cloud Computing ETF	335,343,117	38,661,769	(105,004,002)	(66,342,233)
Global X Cybersecurity ETF	1,075,441,838	203,917,223	(92,217,040)	111,700,183
Global X Dorsey Wright Thematic ETF	8,149,751	2,125,769	—	2,125,769
Global X Video Games & Esports ETF	87,302,468	7,511,690	(25,516,168)	(18,004,478)
Global X HealthTech ETF	41,197,034	1,199,266	(16,281,794)	(15,082,528)
Global X ClimateTech ETF	51,744,478	9,870,521	(24,950,315)	(15,079,794)
Global X Data Center & Digital Infrastructure ETF	1,761,619,399	451,110,078	(8,627,545)	442,482,533
Global X Clean Water ETF	25,451,015	436,633	(3,036,479)	(2,599,846)
Global X AgTech & Food Innovation ETF	9,759,213	855,412	(682,922)	172,490
Global X Blockchain ETF	365,402,533	79,741,012	(37,766,151)	41,974,861
Global X Hydrogen ETF	106,378,950	67,775,684	(4,816,912)	62,958,772
Global X Defense Tech ETF	7,453,699,398	919,878,031	(146,879,985)	772,998,046
Global X Infrastructure Development ex-U.S. ETF	4,466,899	1,042,808	(93,763)	949,045
Global X AI Semiconductor & Quantum ETF	195,307,889	33,456,167	(832,187)	32,623,980
Global X Space Tech ETF	78,729,109	3,985,119	(98,759)	3,886,360

The preceding differences between book and tax cost are primarily due to mark-to-market of passive foreign investment companies, partnership adjustments, and wash sales.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Special Risk Considerations of Investing in China — Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds,

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Adviser uses an indexing approach in seeking to achieve each Fund’s investment objective. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index (also known as a

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

secondary index) in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Thematic companies are subject to significant risks, including rapid changes in product cycles, product obsolescence, supply chain disruptions, evolving government regulations, intense domestic and international competition, and shifting consumer sentiment.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Mitsubishi UFJ Trust and Banking Corporation (“MUFJ”) and BNY serve as securities lending agents for the Funds (each a “Securities Lending Agent”). MUFJ serves as Securities Lending Agent for the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. BNY serves as Securities Lending Agent for all Funds other than the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by the Custodian of the applicable Fund, and are designated as being held on each Fund’s behalf under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2026.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount(2)
Global X Millennial Consumer ETF	$280,433	$278,824	$—	$1,609
Global X FinTech ETF	17,386,660	5,141,434	12,245,226	—
Global X Internet of Things ETF	5,810,461	2,118,997	3,691,464	—
Global X Robotics & Artificial Intelligence ETF	267,414,297	101,681,371	165,732,926	—
Global X U.S. Infrastructure Development ETF	11,803,885	11,803,885	—	—
Global X Autonomous & Electric Vehicles ETF	30,693,074	8,351,600	22,341,474	—
Global X Artificial Intelligence & Technology ETF	98,907,529	60,615,230	38,292,299	—
Global X Genomics & Biotechnology ETF	6,768,940	1,700,474	5,068,466	—
Global X Cloud Computing ETF	202,350	202,350	—	—
Global X Cybersecurity ETF	23,046,344	13,767,085	8,620,091	659,168
Global X Dorsey Wright Thematic ETF	1,710,913	1,710,913	—	—
Global X Video Games & Esports ETF	4,913,615	4,993,241	79,626	—
Global X HealthTech ETF	1,093,119	1,093,119	—	—
Global X ClimateTech ETF	3,948,054	2,867,048	1,081,006	—
Global X Data Center & Digital Infrastructure ETF	53,403,491	53,517,882	114,391	—
Global X AgTech & Food Innovation ETF	717,636	717,636	—	—
Global X Blockchain ETF	65,817,484	18,119,636	47,697,848	—
Global X Hydrogen ETF	22,531,666	6,213,200	16,318,466	—
Global X Defense Tech ETF	152,575,832	97,688,150	54,887,682	—

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.
(2)	The Fund adjusts collateral with the borrower by the next business day after valuing loaned securities. As a result, collateral may briefly fall below the value of securities on loan.

The value of loaned securities and related collateral outstanding at May 31, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2026, the cash collateral was invested in repurchase agreements, short-term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Millennial Consumer ETF
Short-Term Investments	$278,824	$—	$—	$—	$278,824
Total	$278,824	$—	$—	$—	$278,824
Global X FinTech ETF
Repurchase Agreements	$5,141,434	$—	$—	$—	$5,141,434
U.S. Government Securities	—	8,323	—	12,313,981	12,322,304
Total	$5,141,434	$8,323	$—	$12,313,981	$17,463,738
Global X Internet of Things ETF
Repurchase Agreements	$2,118,997	$—	$—	$—	$2,118,997
U.S. Government Securities	—	—	—	3,875,213	3,875,213
Total	$2,118,997	$—	$—	$3,875,213	$5,994,210
Global X Robotics & Artificial Intelligence ETF
Repurchase Agreements	$101,681,371	$—	$—	$—	$101,681,371
U.S. Government Securities	—	17,617	2,921,321	170,154,817	173,093,755
Total	$101,681,371	$17,617	$2,921,321	$170,154,817	$274,775,126
Global X U.S. Infrastructure Development ETF
Short-Term Investments	$12,152,125	$—	$—	$—	$12,152,125
Total	$12,152,125	$—	$—	$—	$12,152,125
Global X Autonomous & Electric Vehicles ETF
Repurchase Agreements	$8,351,600	$—	$—	$—	$8,351,600

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
U.S. Government Securities	—	20,114	214,311	22,685,647	22,920,072
Total	$8,351,600	$20,114	$214,311	$22,685,647	$31,271,672
Global X Artificial Intelligence & Technology ETF
Repurchase Agreements	$60,615,230	$—	$—	$—	$60,615,230
U.S. Government Securities	—	3,579	75,243	38,434,809	38,513,631
Total	$60,615,230	$3,579	$75,243	$38,434,809	$99,128,861
Global X Genomics & Biotechnology ETF
Repurchase Agreements	$1,700,474	$—	$—	$—	$1,700,474
U.S. Government Securities	—	850	—	5,162,944	5,163,794
Total	$1,700,474	$850	$—	$5,162,944	$6,864,268
Global X Cloud Computing ETF
Short-Term Investments	$517,335	$—	$—	$—	$517,335
Total	$517,335	$—	$—	$—	$517,335
Global X Cybersecurity ETF
Repurchase Agreements	$13,767,085	$—	$—	$—	$13,767,085
U.S. Government Securities	—	—	—	8,620,091	8,620,091
Total	$13,767,085	$—	$—	$8,620,091	$22,387,176
Global X Dorsey Wright Thematic ETF
Repurchase Agreements	$1,753,706	$—	$—	$—	$1,753,706
Total	$1,753,706	$—	$—	$—	$1,753,706
Global X HealthTech ETF
Short-Term Investments	$1,116,453	$—	$—	$—	$1,116,453
Total	$1,116,453	$—	$—	$—	$1,116,453
Global X ClimateTech ETF
Repurchase Agreements	$2,867,048	$—	$—	$—	$2,867,048
U.S. Government Securities	—	2,647	5,621	1,310,271	1,318,539
Total	$2,867,048	$2,647	$5,621	$1,310,271	$4,185,587
Global X Data Center & Digital Infrastructure ETF
Repurchase Agreements	$53,517,882	$—	$—	$—	$53,517,882
U.S. Government Securities	—	—	1,603	1,583,690	1,585,293
Total	$53,517,882	$—	$1,603	$1,583,690	$55,103,175
Global X AgTech & Food Innovation ETF
Repurchase Agreements	$762,352	$—	$—	$—	$762,352
Total	$762,352	$—	$—	$—	$762,352

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Blockchain ETF
Repurchase Agreements	$18,119,636	$—	$—	$—	$18,119,636
U.S. Government Securities	—	17,774	953	48,673,503	48,692,230
Total	$18,119,636	$17,774	$953	$48,673,503	$66,811,866
Global X Hydrogen ETF
Repurchase Agreements	$6,213,200	$—	$—	$—	$6,213,200
U.S. Government Securities	—	56,313	—	16,703,561	16,759,874
Total	$6,213,200	$56,313	$—	$16,703,561	$22,973,074
Global X Defense Tech ETF
Repurchase Agreements	$97,688,150	$—	$—	$—	$97,688,150
U.S. Government Securities	—	26,990	196,889	65,304,121	65,528,000
Total	$97,688,150	$26,990	$196,889	$65,304,121	$163,216,150

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Genomics & Biotechnology ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to three (1:3) of the issued and outstanding shares of the Global X HealthTech ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

10. REVERSE SHARE SPLIT (continued)

of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to three ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to five (1:5) of the issued and outstanding shares of the Global X ClimateTech ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to five ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to three (1:3) of the issued and outstanding shares of the Global X AgTech & Food Innovation ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to three ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective June 14, 2024, the Board of the Trust approved a reverse share split at the ratio of one to five (1:5) of the issued and outstanding shares of the Global X Hydrogen ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on June 14, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to five ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a

Notes to Financial Statements (Concluded)

May 31, 2026 (Unaudited)

10. REVERSE SHARE SPLIT (continued)

corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, has been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

11. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial.Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of an ETF’s investment advisory agreement and whether to approve entering into, or renewing, the agreement.

At a Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on January 28, 2026, with respect to the Global X Space Tech ETF (the “New Fund”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

Other information (Form N-CSRS Items 8-11) (Unaudited)

In advance of the New Fund Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the

Other information (Form N-CSRS Items 8-11) (Unaudited)

shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

Other information (Form N-CSRS Items 8-11) (Unaudited)

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structure of the New Fund compared to the average and median of the New Fund’s peer group. The Board noted that the New Fund’s proposed Management Fee was 15 basis points lower than the peer group average and 25 basis points lower than the peer group median and its total expenses were expected to be 21 basis points lower than the peer group average and 25 basis points lower than the peer group median, and that Global X Management believed that the proposed fees and expenses were within the range of the fees and expenses of the comparable funds.;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratio for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed unitary Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in seeking to assure that the New Fund

Other information (Form N-CSRS Items 8-11) (Unaudited)

is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: August 6, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: August 6, 2026